SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ___                                       [ ]

Post-Effective Amendment No.  100  (File No. 2-13188)                   [X]
                             -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  56  (File No. 811-772)                                  [X]
              ----

AXP EQUITY SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on Jan. 27, 2006 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus                                  [RIVERSOURCE INVESTMENTS(SM) LOGO]

RiverSource(SM)
Mid Cap Growth Fund

Prospectus Jan. 27, 2006

> RiverSource Mid Cap Growth Fund (formerly AXP(R)Equity Select Fund) seeks to provide shareholders with growth of capital.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents


The Fund                                                             3p


Objective                                                            3p


Principal Investment Strategies                                      3p

Principal Risks                                                      4p

Past Performance                                                     5p


Fees and Expenses                                                    7p

Other Investment Strategies and Risks                                8p

Fund Management and Compensation                                     9p

Buying and Selling Shares                                           13p

Transactions Through Unaffiliated
   Financial Intermediaries                                         13p


Valuing Fund Shares                                                 14p

Investment Options                                                  14p


Purchasing Shares                                                   16p


Sales Charges                                                       19p

Exchanging/Selling Shares                                           24p

Distributions and Taxes                                             27p


Dividends and Capital
   Gain Distributions                                               27p

Reinvestments                                                       28p

Taxes                                                               28p


Financial Highlights                                                29p

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2p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
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The Fund


OBJECTIVE

RiverSource Mid Cap Growth Fund (the Fund) seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell MidCap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $___ million to $____ billion as of Nov. 30, 2005. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by:

o  Identifying companies that it believes exhibit the following traits:


   o effective management,

   o financial strength,

   o growth potential, and


   o competitive market position.


o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.


o Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The security is overvalued relative to alternative investments.


o The company has met the investment manager's earnings and/or growth expectations.


o  Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.

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PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


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4p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
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PAST PERFORMANCE


The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. For purposes of the performance calculation in the table we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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                            CLASS A SHARE PERFORMANCE

                            (based on calendar years)


During the periods shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at _______, ____ was _____%.

Average Annual Total Returns (for periods ended Dec. 31, ____)
                                                                                                     Since            Since
                                                           1 year      5 years      10 years    inception (B&Y)   inception (C)
RiverSource Mid Cap Growth:
     Class A
         Return before taxes                                  %           %             %             N/A              N/A
         Return after taxes on distributions                  %           %             %             N/A              N/A
         Return after taxes on distributions
         and sale of fund shares                              %           %             %             N/A              N/A
     Class B
         Return before taxes                                  %           %            N/A           %(a)              N/A
     Class C
         Return before taxes                                  %          N/A           N/A            N/A             %(b)
     Class Y
         Return before taxes                                  %           %            N/A           %(a)              N/A
Russell Midcap(R) Growth Index
(reflects no deduction for fees, expenses or taxes)           %           %             %            %(c)             %(d)
Lipper Mid-Cap Growth Funds Index                             %           %             %            %(c)             %(d)

(a) Inception date is March 20, 1995.

(b) Inception date is June 26, 2000.

(c) Measurement period started April 1, 1995.

(d) Measurement period started July 1, 2000.


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6p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
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The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                            5.75%          none         none         none


Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none(b)         5%           1%          none


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                               %        %       %        %
Distribution (12b-1) fees                        %        %       %        %
Other expenses(d)                                %        %       %        %
Total                                            %        %       %        %

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by 0.___% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Midcap Growth Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.


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7p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 year     3 years     5 years     10 years
Class A(a)                          $          $           $           $
Class B                             $(b)       $(b)        $(b)        $(b)
Class C                             $(b)       $           $           $
Class Y                             $          $           $           $


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                    1 year     3 years     5 years     10 years
Class A(a)                          $          $           $           $
Class B                             $          $           $           $(b)
Class C                             $          $           $           $
Class Y                             $          $           $           $


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these


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8p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was __% of the Fund's average daily net assets, including an adjustment under the terms of a


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9p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper ________ Funds Index. In certain circumstances, the Fund's Board, may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Duncan J. Evered, Portfolio Manager

o  Managed the Fund since 2000.

o Joined RiverSource Investments (previously American Express Financial Corporation) in 1994.

o  Began investment career in 1984.

o  MBA, Stanford School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the


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10p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's


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11p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

Additional Management Information

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Affiliated Funds-of-Funds. RiverSource Investments also serves as investment manager to the RiverSource Portfolio Builder Funds (Portfolio Builder Funds), a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells securities to manage transactions for the Portfolio Builder Funds. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.


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


Buying and Selling Shares

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.


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13p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of smaller cap stocks that trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.


INVESTMENT OPTIONS


1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution and shareholder servicing (12b-1) fee of 1.00%. Class C shares redeemed within one year after purchase may be subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which


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14p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
the distributor begins to pay one year after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.


The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.


The following table shows the key features of each class:

Class A           Class B        Class C         Class Y
----------------- -------------- --------------- -------------- ---------------
Availability      Available to   Available to    Available to   Limited to
                  all            all investors.  all            qualifying
                  investors.                     investors.     institutional
                                                                investors.
----------------- -------------- --------------- -------------- ---------------
Initial Sales     Yes. Payable   No. Entire      No. Entire     No. Entire
Charge            at time of     purchase        purchase       purchase
                  purchase.      price is        price is       price is
                  Lower sales    invested in     invested in    invested in
                  charge for     shares of the   shares of      shares of the
                  larger         Fund.           the Fund.      Fund.
                  investments.
----------------- -------------- --------------- -------------- ---------------

Deferred Sales    On purchases   Maximum 5%      1% CDSC may    None.
Charge            over           CDSC during     apply if you
                  $1,000,000,    the first       sell your
                  1% CDSC may    year            shares
                  apply if you   decreasing to   within one
                  sell your      0% after six    year after
                  shares         years.          purchase.
                  within one
                  year after
                  purchase.
----------------- -------------- --------------- -------------- ---------------
12b-1             Yes. 0.25%     Yes. 1.00%      Yes. 1.00%     Yes.  0.10%
Distribution
Fee and/or
Shareholder
Service Fee*
----------------- -------------- --------------- -------------- ---------------
Conversion to     N/A            Yes,            No.            No.
Class A                          automatically
                                 in ninth year
                                 of ownership.
----------------- -------------- --------------- -------------- ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A, Class B and Class C shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


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

Should you purchase Class A, Class B or Class C shares?


If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.


PURCHASING SHARES


Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds and how you can purchase Fund shares from Ameriprise Financial Services.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.


When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

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

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:           Use the Social Security or Employer
                                    Identification number of:
----------------------------------- -----------------------------------------
Individual or joint account         The individual or one of the owners
                                    listed on the joint account
----------------------------------- -----------------------------------------
Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)
----------------------------------- -----------------------------------------
A revocable living trust            The grantor-trustee (the person who
                                    puts the money into the trust)
----------------------------------- -----------------------------------------
An irrevocable trust, pension       The legal entity (not the personal
trust or estate                     representative or trustee, unless no
                                    legal entity is designated in the
                                    account title)
----------------------------------- -----------------------------------------
Sole proprietorship or              The owner
single-owner LLC
----------------------------------- -----------------------------------------
Partnership or multi-member LLC     The partnership
----------------------------------- -----------------------------------------
Corporate or LLC electing           The corporation
corporate status on  Form 8832
----------------------------------- -----------------------------------------
Association, club or tax-exempt     The organization
organization
----------------------------------- -----------------------------------------


For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


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

Methods of purchasing shares

By mail

Once your account has been established, send your check to:


Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none


If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.


  *  $1,000 for tax qualified accounts.


 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.


By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.


  *  $100 for accounts outside of a brokerage account.

 ** $50 minimum per payment for qualified accounts outside of a brokerage account.


By wire or electronic funds transfer


Please contact your financial advisor or investment professional for specific instructions.


Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

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18p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative


Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charge* for Class A shares:


                                                                                                Maximum
                                     As a % of                      As a % of             re-allowance as a
Total market value               purchase price **             net amount invested        % of purchase price
Up to $49,999                          5.75%                          6.10%                     5.00%
$50,000-$99,999                        4.75                           4.99                      4.00
$100,000-$249,999                      3.50                           3.63                      3.00
$250,000-$499,999                      2.50                           2.56                      2.15
$500,000-$999,999                      2.00                           2.04                      1.75

$1,000,000 or more***                  0.00                           0.00                      0.00

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.


Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and


o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.


   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:


o  Individual or joint accounts held outside of a brokerage account;


--------------------------------------------------------------------------------
19p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

o  Individual or joint accounts held through a brokerage account;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;


o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);


o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);


o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.


If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services, your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

Unless you provide Ameriprise Financial Services, your financial advisor or your investment professional in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.


For more information on rights of accumulation, please see the SAI.


Letter of Intent (LOI)

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end


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20p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS
sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.


Waivers of the sales charge for Class A shares

Sales charges do not apply to:


o current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


o  purchases made:


   o with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

   o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,


   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,


   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.


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21p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.


Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


Unless you provide Ameriprise Financial Services, your financial advisor or investment professional with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/investments and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:


If the sale is made during the:             The CDSC percentage rate is:*
First year                                               5%
Second year                                              4%
Third year                                               4%
Fourth year                                              3%
Fifth year                                               2%
Sixth year                                               1%
Seventh year                                             0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares.


--------------------------------------------------------------------------------
22p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.


In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.


Waivers of the CDSC for Class B shares


The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or


o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:


   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.


Waivers of the CDSC for Class C shares

The CDSC will be waived on sales of shares in the event of the shareholder's death.


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23p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

EXCHANGING/SELLING SHARES


To sell or exchange shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds on how you can exchange or sell shares held with Ameriprise Financial Services.


Exchanges


You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of smaller cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.


--------------------------------------------------------------------------------
24p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.


--------------------------------------------------------------------------------
25p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail


Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474


Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination


o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)


o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts


(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
26p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

By wire


You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.


o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*


o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a non-brokerage/wrap account.


Electronic transactions


The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.


Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

--------------------------------------------------------------------------------
27p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or


o you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.


We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
28p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


--------------------------------------------------------------------------------
29p -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 PROSPECTUS

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
riversource.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

RiverSource Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474


Investment Company Act File #811-722


Ticker Symbol

Class A: INVPX    Class B: IDQBX
Class C: AESCX    Class I: --
Class Y: IESYX


[RIVERSOURCE INVESTMENTS(SM) LOGO]

RiverSource Investments
200 Ameriprise Financial Center
Minneapolis, MN 55474


                                                             S-6426-99 AA (1/06)

                       RiverSource(SM) Mid Cap Growth Fund

                      Supplement to the Jan. 27, 2006 Prospectus


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES


Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:


Shareholder Fees (fees paid directly from your investment)

                                                                        Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                  none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                            Class I
Management fees(a)                                                          %
Distribution (12b-1) fees                                               0.00%
Other expenses(b)                                                           %
Total                                                                       %

(a) Includes the impact of a performance incentive adjustment fee that [increased/decreased] the management fee by ___% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Midcap Growth Funds Index. See "Fund Management and Compensation" for more information.

(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                                  1 year     3 years     5 years    10 years
Class I                             $          $           $           $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I


                                                             S-6426-79 AA (1/06)

                       STATEMENT OF ADDITIONAL INFORMATION


                                  Oct. 28, 2005


AXP(R) California Tax-Exempt Trust
     RiverSource(SM) California Tax-Exempt Fund
AXP Dimensions Series, Inc.
     RiverSource(SM) New Dimensions Fund(R)
AXP Discovery Series, Inc.
     RiverSource Core Bond Fund
     RiverSource Discovery Fund
     RiverSource Income Opportunities Fund
     RiverSource Inflation Protected Securities Fund
     RiverSource Limited Duration Bond Fund
AXP Equity Series, Inc.
     RiverSource Mid Cap Growth Fund
AXP Fixed Income Series, Inc.
     RiverSource Diversified Bond Fund
AXP Global Series, Inc.
     RiverSource Emerging Markets Fund
     RiverSource Global Balanced Fund
     RiverSource Global Bond Fund
     RiverSource Global Equity Fund
     RiverSource Global Technology Fund
AXP Government Income Series, Inc.
     RiverSource Short Duration U.S. Government Fund
     RiverSource U.S. Government Mortgage Fund
AXP Growth Series, Inc.
     RiverSource Disciplined Equity Fund
     RiverSource Growth Fund
     RiverSource Large Cap Equity Fund
     RiverSource Large Cap Value Fund
AXP High Yield Income Series, Inc.
     RiverSource High Yield Bond Fund
AXP High Yield Tax-Exempt Series, Inc.
     RiverSource Tax-Exempt High Income Fund
AXP Income Series, Inc.
     RiverSource Selective Fund
AXP International Series, Inc.
     RiverSource European Equity Fund
     RiverSource International Opportunity Fund
AXP Investment Series, Inc.
     RiverSource Balanced Fund
     RiverSource Diversified Equity Income Fund
     RiverSource Mid Cap Value Fund
AXP Managed Series, Inc.
     RiverSource Strategic Allocation Fund
AXP Market Advantage Series, Inc.
     RiverSource Portfolio Builder Aggressive Fund
     RiverSource Portfolio Builder Conservative Fund
     RiverSource Portfolio Builder Moderate Fund
     RiverSource Portfolio Builder Moderate Aggressive Fund
     RiverSource Portfolio Builder Moderate Conservative Fund
     RiverSource Portfolio Builder Total Equity Fund
     RiverSource S&P 500 Index Fund
     RiverSource Small Company Index Fund
AXP Money Market Series, Inc.
     RiverSource Cash Management Fund
AXP Partners International Series, Inc.
     RiverSource International Aggressive Growth Fund
     RiverSource International Equity Fund
     RiverSource International Select Value Fund
     RiverSource International Small Cap Fund
AXP Partners Series, Inc.
     RiverSource Aggressive Growth Fund
     RiverSource Fundamental Growth Fund
     RiverSource Fundamental Value Fund
     RiverSource Select Value Fund
     RiverSource Small Cap Equity Fund
     RiverSource Small Cap Value Fund
     RiverSource Value Fund
AXP Sector Series, Inc.
     RiverSource Dividend Opportunity Fund
     RiverSource Real Estate Fund
AXP Selected Series, Inc.
     RiverSource Precious Metals Fund
AXP Special Tax-Exempt Series Trust
     RiverSource Insured Tax-Exempt Fund
     RiverSource Massachusetts Tax-Exempt Fund
     RiverSource Michigan Tax-Exempt Fund
     RiverSource Minnesota Tax-Exempt Fund
     RiverSource New York Tax-Exempt Fund
     RiverSource Ohio Tax-Exempt Fund
AXP Stock Series, Inc.
     RiverSource Stock Fund
AXP Strategy Series, Inc.
     RiverSource Equity Value Fund
     RiverSource Small Cap Advantage Fund
     RiverSource Small Cap Growth Fund
     RiverSource Strategy Aggressive Fund
AXP Tax-Exempt Series, Inc.
     RiverSource Intermediate Tax-Exempt Fund
     RiverSource Tax-Exempt Bond Fund
AXP Tax-Free Money Series, Inc.
     RiverSource Tax-Exempt Money Market Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current prospectus that may be obtained, without charge, from your financial advisor, investment professional, or by writing to RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. The current prospectus for each of the funds also is incorporated in this SAI by reference.


Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.


Table of Contents

Mutual Fund Checklist .......................................................................................p. 4

Fundamental and Nonfundamental Investment Policies...........................................................p. 7

Investment Strategies and Types of Investments .............................................................p. 18

Information Regarding Risks and Investment Strategies ......................................................p. 20


Securities Transactions ....................................................................................p. 45


Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ...............................p. 55

Valuing Fund Shares ........................................................................................p. 58

Portfolio Holdings Disclosure ..............................................................................p. 65

Proxy Voting ...............................................................................................p. 67

Investing in a Fund ........................................................................................p. 68

Selling Shares .............................................................................................p. 72

Pay-out Plans ..............................................................................................p. 73

Capital Loss Carryover......................................................................................p. 74

Taxes ......................................................................................................p. 76

Agreements..................................................................................................p. 80


Organizational Information ................................................................................p. 130

Board Members and Officers ................................................................................p. 134

Control Persons and Principal Holders of Securities........................................................p. 143

Independent Registered Public Accounting Firm..............................................................p. 151

Appendix A:  Description of Ratings........................................................................p. 152

Appendix B:  State Risk Factors............................................................................p. 158

Appendix C:  Insured Tax-Exempt Fund.......................................................................p. 159

Appendix D:  Additional Information about the S&P 500 Index................................................p. 161


Statement of Additional Information - Oct. 28, 2005                       Page 2

List of Tables

1.       Fund Fiscal Year Ends and Investment Categories..........................................................5

1A.      Master/Feeder Funds......................................................................................6

2.       Fundamental Policies.....................................................................................7

3.       Nonfundamental Policies.................................................................................12

4.       Investment Strategies and Types of Investments..........................................................18

5.       Total Brokerage Commissions.............................................................................47

6.       Brokerage Directed for Research and Turnover Rates......................................................49

7.       Securities of Regular Brokers or Dealers................................................................51

8.       Brokerage Commissions Paid to Investment Manager or Affiliates..........................................55

9.       Valuing Fund Shares.....................................................................................58

10.      Class A Sales Charge....................................................................................68

11.      Public Offering Price...................................................................................69

12.      Capital Loss Carryover..................................................................................74

13.      Corporate Deduction and Qualified Dividend Income.......................................................77

14.      Investment Management Services Agreement Fee Schedule...................................................80

15.      Lipper Indexes..........................................................................................84

16.      Performance Incentive Adjustment Calculation............................................................85

17.      Management Fees and Nonadvisory Expenses................................................................86

18.      Subadvisers and Subadvisory Agreement Fee Schedules.....................................................88

19.      Subadvisory Fees........................................................................................90

20.      Portfolio Managers......................................................................................92


21.      Administrative Services Agreement Fee Schedule.........................................................121

22.      Administrative Fees....................................................................................123

23.      Sales Charges Paid to Distributor......................................................................126

24.      12b-1 Fees.............................................................................................129

25.      Fund History Table for All Publicly Offered RiverSource Funds..........................................131

26.      Board Members..........................................................................................134

27.      Fund Officers..........................................................................................135

28.      Committee Meetings.....................................................................................136

29.      Board Member Holdings - All Funds......................................................................137

30.      Board Member Holdings - Individual Funds...............................................................137

31.      Board Member Compensation - All Funds..................................................................139

32.      Board Member Compensation - Individual Funds...........................................................140

32A.     Board Member Compensation - Master Portfolios..........................................................142

33.      Control Persons and Principal Holders of Securities....................................................143


Statement of Additional Information - Oct. 28, 2005                       Page 3

Mutual Fund Checklist

o Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

o Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

o    A higher rate of return typically involves a higher risk of loss.

o    Past performance is not a reliable indicator of future performance.

o    ALL mutual funds have costs that lower investment return.

o You can buy some mutual funds by contacting them directly. Others, like these, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

o Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your financial advisor or investment professional at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                     Market price                Shares
investment                                  of a share                  acquired
 $100                                         $ 6.00                      16.7
  100                                           4.00                      25.0
  100                                           4.00                      25.0
  100                                           6.00                      16.7
  100                                           5.00                      20.0
 $500                                         $25.00                     103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)

The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

Statement of Additional Information - Oct. 28, 2005                       Page 4

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            Table 1. Fund Fiscal Year Ends and Investment Categories

----------------------------------------- ------------------------ --------------------------
                  Fund                        Fiscal Year End      Fund Investment Category
----------------------------------------- ------------------------ --------------------------
Aggressive Growth                         May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Balanced                                  September 30             Balanced
----------------------------------------- ------------------------ --------------------------
California Tax-Exempt                     June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Cash Management                           July 31                  Taxable money market
----------------------------------------- ------------------------ --------------------------
Core Bond                                 July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Disciplined Equity                        July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Discovery                                 July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Diversified Bond                          August 31                Taxable bond
----------------------------------------- ------------------------ --------------------------
Diversified Equity Income                 September 30             Equity
----------------------------------------- ------------------------ --------------------------
Dividend Opportunity                      June 30                  Equity
----------------------------------------- ------------------------ --------------------------
Emerging Markets                          October 31               Equity
----------------------------------------- ------------------------ --------------------------
Equity Value                              March 31                 Equity
----------------------------------------- ------------------------ --------------------------
European Equity                           October 31               Equity
----------------------------------------- ------------------------ --------------------------
Fundamental Growth                        May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Fundamental Value                         May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Global Balanced                           October 31               Balanced
----------------------------------------- ------------------------ --------------------------
Global Bond                               October 31               Taxable bond
----------------------------------------- ------------------------ --------------------------
Global Equity                             October 31               Equity
----------------------------------------- ------------------------ --------------------------
Global Technology                         October 31               Equity
----------------------------------------- ------------------------ --------------------------
Growth                                    July 31                  Equity
----------------------------------------- ------------------------ --------------------------
High Yield Bond                           May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Income Opportunities                      July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Inflation Protected Securities            July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Insured Tax-Exempt                        June 30                  Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Intermediate Tax-Exempt Bond              November 30              Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
International Aggressive Growth           October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Equity                      October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Opportunity                 October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Select Value                October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Small Cap                   October 31               Equity
----------------------------------------- ------------------------ --------------------------
Large Cap Equity                          July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Large Cap Value                           July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Limited Duration Bond                     July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Massachusetts Tax-Exempt                  June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Michigan Tax-Exempt                       June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Mid Cap Growth                            November 30              Equity
----------------------------------------- ------------------------ --------------------------
Mid Cap Value                             September 30             Equity
----------------------------------------- ------------------------ --------------------------
Minnesota Tax-Exempt                      June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
New Dimensions                            July 31                  Equity
----------------------------------------- ------------------------ --------------------------
New York Tax-Exempt                       June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Ohio Tax-Exempt                           June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Aggressive              January 31               Funds-of-funds - equity
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Conservative            January 31               Funds-of-funds - bond
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Moderate                January 31               Funds-of-funds - equity
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Moderate Aggressive     January 31               Funds-of-funds - equity
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Moderate Conservative   January 31               Funds-of-funds - bond
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Total Equity            January 31               Funds-of-funds - equity
----------------------------------------- ------------------------ --------------------------
Precious Metals                           March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Real Estate                               June 30                  Equity
----------------------------------------- ------------------------ --------------------------
S&P 500 Index                             January 31               Equity
----------------------------------------- ------------------------ --------------------------
Select Value                              May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Selective                                 May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Short Duration U.S. Government            May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Small Cap Advantage                       March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Small Cap Equity                          May 31                   Equity
----------------------------------------- ------------------------ --------------------------

Statement of Additional Information - Oct. 28, 2005                       Page 5

----------------------------------------- ------------------------ --------------------------
                  Fund                        Fiscal Year End      Fund Investment Category
----------------------------------------- ------------------------ --------------------------
Small Cap Growth                          March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Small Cap Value                           May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Small Company Index                       January 31               Equity
----------------------------------------- ------------------------ --------------------------
Stock                                     September 30             Equity
----------------------------------------- ------------------------ --------------------------
Strategic Allocation                      September 30             Balanced
----------------------------------------- ------------------------ --------------------------
Strategy Aggressive                       March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Tax-Exempt Bond                           November 30              Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Tax-Exempt High Income                    November 30              Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Tax-Exempt Money Market                   December 31              Tax-exempt money market
----------------------------------------- ------------------------ --------------------------
U.S. Government Mortgage                  May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Value                                     May 31                   Equity
----------------------------------------- ------------------------ --------------------------

Master/Feeder Funds

Each fund listed in the following table pursues its investment objective by investing all of its assets in a separate investment company (a portfolio) as shown in the table, rather than investing directly in and managing its own portfolio of securities. The portfolio has the same investment objectives, policies, and restrictions as the fund. References in this SAI, where applicable, refer to the fund and portfolio, collectively; to the fund, singularly; or to the portfolio, singularly.


The Board of each feeder fund has determined that it is in the best interests of shareholders to withdraw the fund's assets from the master/feeder structure. The necessary steps to finalize the withdrawal are expected to be completed in late 2005 or early 2006. After that date, each feeder fund will invest directly in and manage its own portfolio of securities rather than investing in a master portfolio. RiverSource Investments, the investment manager to the master portfolio, will continue to serve as investment manager to the fund under the same terms and conditions.


                          Table 1A. Master/Feeder Funds

         Feeder Fund                  Master Portfolio
         ---------------------------- ---------------------------------
         Balanced                     Balanced
         ---------------------------- ---------------------------------
         Diversified Equity Income    Equity Income
         ---------------------------- ---------------------------------
         Emerging Markets             Emerging Markets
         ---------------------------- ---------------------------------
         Global Bond                  World Income
         ---------------------------- ---------------------------------
         Global Equity                World Growth
         ---------------------------- ---------------------------------
         Global Technology            World Technologies
         ---------------------------- ---------------------------------
         Growth                       Growth
         ---------------------------- ---------------------------------

         New Dimensions               Growth Trends
         ---------------------------- ---------------------------------
         Selective                    Quality Income
         ---------------------------- ---------------------------------
         Stock                        Equity
         ---------------------------- ---------------------------------
         Strategic Allocation         Total Return
         ---------------------------- ---------------------------------


Funds-of-Funds

Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit a funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

Statement of Additional Information - Oct. 28, 2005                     Page 6

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

Fundamental policies

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fundamental policies that are in addition to any fundamental policy described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

Table 2.  Fundamental Policies

Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:

------------------------------------------------------------------------------------------------------------------------------------
                   A       B       C       D       E       F       G       H      I        J        K        L         M       N
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Buy   Invest                              Buy
                                                                 more    more           Concen              on
                                  Buy     Buy                    than    than            trate            margin
   Fund           Act             or      or     Lend    Issue    10%     5%              in                or        Buy    Invest
                  as     Make    sell    sell    fund   senior    of      in              any              sell     stocks,   less
                under-   cash    real   commode securit securit   an      an    Borrow    one     Loan     short    bonds,    than
                writer   loans  estate   ties     ies     ies   issuer  issuer  money  industry  assets     (i)      etc.     80%
------------------------------------------------------------------------------------------------------------------------------------
Aggressive        A1      B1      C1      D1      E1      F1      G1      H1      I1      J1
Growth
------------------------------------------------------------------------------------------------------------------------------------
Balanced          A1      B1      C1      D1      E1              G2      H2      I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
California        A1      B1      C1      D1      E1                              I3               K1                          N1
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Cash Management   A1              C3      C3      E1                      H3      I3                        L2        M1
------------------------------------------------------------------------------------------------------------------------------------
Core Bond         A1      B1      C1      D1      E1      F1      G1      H2      I2      J1
------------------------------------------------------------------------------------------------------------------------------------
Disciplined       A1      B1      C1      D1      E1      F1      G1      H1      I1      J1       K1
Equity
------------------------------------------------------------------------------------------------------------------------------------
Discovery         A1      B1      C1      D1      E1              G2      H2    I3(v)     J1       K1
------------------------------------------------------------------------------------------------------------------------------------
Diversified       A1      B1      C1      D1      E1              G2      H2      I3      J1
Bond
------------------------------------------------------------------------------------------------------------------------------------
Diversified       A1      B1      C1      D1      E1              G2      H2      I3      J1
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Dividend          A1      B1      C1      D1      E1              G2      H2      I3
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Emerging          A1      B1      C1      D1      E1      F1      G2      H2      I3      J1       K1
Markets
------------------------------------------------------------------------------------------------------------------------------------
Equity Value      A1      B1      C1      D1      E1      F1      G2      H2      I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
European Equity   A1      B1      C1      D1      E1      F1                      I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental       A1      B1      C1      D1      E1      F1      G1      H1      I1      J1
Growth
------------------------------------------------------------------------------------------------------------------------------------
Fundamental       A1      B1      C1      D3      E1      F1      G1      H1      I1      J1
Value
------------------------------------------------------------------------------------------------------------------------------------
Global Balanced   A1      B1      C1      D1      E1      F1      G2      H2      I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond       A1      B1      C1      D1      E1      F1      G2              I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
Global Equity     A1      B1      C1      D1      E1      F1      G2      H2      I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
Global            A1      B1      C1      D1      E1      F1                      I3               K1
Technology
------------------------------------------------------------------------------------------------------------------------------------
Growth            A1      B1      C1      D1      E1              G2      H2      I3      J1       K1
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond   A1      B1      C1      D1      E1      F1      G2      H2      I3      J1
------------------------------------------------------------------------------------------------------------------------------------
Income            A1      B1      C1      D1      E1      F1      G1      H2      I2       J1
Opportunities
--------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 28, 2005                     Page 7

------------------------------------------------------------------------------------------------------------------------------------
                   A       B       C       D       E       F       G       H      I        J        K        L         M       N
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Buy   Invest                              Buy
                                                                 more    more           Concen              on
                                  Buy     Buy                    than    than            trate            margin
   Fund           Act             or      or     Lend    Issue    10%     5%              in                or        Buy    Invest
                  as     Make    sell    sell    fund   senior    of      in              any              sell     stocks,   less
                under-   cash    real   commode securit securit   an      an    Borrow    one     Loan     short    bonds,    than
                writer   loans  estate   ties     ies     ies   issuer  issuer  money  industry  assets     (i)      etc.     80%
------------------------------------------------------------------------------------------------------------------------------------
Inflation         A1      B1      C1      D1      E1      F1                      I2       J1
Protected
Securities
------------------------------------------------------------------------------------------------------------------------------------
Insured           A1      B1      C1      D1      E1                      H2      I3               K1                         N3
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Intermediate      A1      B1      C1      D1      E1                    H2(ii)    I3                                        N4(iii)
Tax-Exempt Bond
------------------------------------------------------------------------------------------------------------------------------------
International     A1      B1      C1      D3      E1      F1      G1      H1      I1       J1      K1
Aggressive
Growth
------------------------------------------------------------------------------------------------------------------------------------
International     A1      B1      C1      D3      E1      F1      G1      H1      I1       J1      K1
Equity
------------------------------------------------------------------------------------------------------------------------------------
International     A1      B1      C1      D1      E1      F1      G2      H2      I3       J1      K1
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
International     A1      B1      C1      D3      E1      F1      G1      H1      I1       J1      K1
Select Value
------------------------------------------------------------------------------------------------------------------------------------
International     A1      B1      C1      D3      E1      F1      G1      H1      I1       J1      K1
Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Large Cap         A1      B1      C1      D1      E1      F1      G1      H2      I2       J1
Equity
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value   A1      B1      C1      D3      E1      F1      G1      H1      I2       J1
------------------------------------------------------------------------------------------------------------------------------------
Limited           A1      B1      C1      D1      E1      F1      G1      H2      I2       J1
Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts     A1      B1      C1      D1      E1                              I3               K1                         N1
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Michigan          A1      B1      C1      D1      E1                              I3               K1                         N1
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth    A1      B1      C1      D1      E1              G2      H2      I3       J1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value     A1      B1      C1      D1      E1      F1      G1      H2      I2       J1
------------------------------------------------------------------------------------------------------------------------------------
Minnesota         A1      B1      C1      D1      E1                              I3               K1                         N1
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
New Dimensions    A1      B1      C1      D1      E1              G2      H2      I3       J1      K1
------------------------------------------------------------------------------------------------------------------------------------
New York          A1      B1      C1      D1      E1                              I3               K1                         N1
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Ohio              A1      B1      C1      D1      E1                              I3               K1                         N1
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         A1      B1      C1      D1      E1      F1                      I2       J2
Builder
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         A1      B1      C1      D1      E1      F1                      I2       J2
Builder
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         A1      B1      C1      D1      E1      F1                      I2       J2
Builder
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         A1      B1      C1      D1      E1      F1                      I2       J2
Builder
Moderate
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         A1      B1      C1      D1      E1      F1                      I2       J2
Builder
Moderate
Conservative
------------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 8

------------------------------------------------------------------------------------------------------------------------------------
                   A       B       C       D       E       F       G       H      I        J        K        L         M       N
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Buy   Invest                              Buy
                                                                 more    more           Concen              on
                                  Buy     Buy                    than    than            trate            margin
   Fund           Act             or      or     Lend    Issue    10%     5%              in                or        Buy    Invest
                  as     Make    sell    sell    fund   senior    of      in              any              sell     stocks,   less
                under-   cash    real   commode securit securit   an      an    Borrow    one     Loan     short    bonds,    than
                writer   loans  estate   ties     ies     ies   issuer  issuer  money  industry  assets     (i)      etc.     80%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         A1      B1      C1      D1      E1      F1                      I2       J2
Builder Total
Equity
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals   A1      B1      C1    D1(vi)    E1      F1                      I3       J3      K1
------------------------------------------------------------------------------------------------------------------------------------
Real Estate       A1      B1      C1      D1      E1      F1                      I2
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index     A1      B1      C1      D1      E1      F1                      I3       J4      K1
------------------------------------------------------------------------------------------------------------------------------------
Select Value      A1      B1      C1      D3      E1      F1      G2      H1      I1       J1      K1
------------------------------------------------------------------------------------------------------------------------------------
Selective         A1      B1      C1      D1      E1      F1      G2      H2      I3       J1      K1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration    A1      B1      C1      D1      E1      F1      G2      H2      I3       J1      K1
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         A1      B1      C1      D1      E1      F1      G2      H2      I3       J1
Advantage
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         A1      B1      C1      D3      E1      F1      G1      H1      I1       J1
Equity
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         A1      B1      C1      D1      E1      F1      G2      H2      I3       J1
Growth
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value   A1      B1      C1      D3      E1      F1                      I1       J1
------------------------------------------------------------------------------------------------------------------------------------
Small Company     A1      B1      C1      D1      E1              G2      H2      I3       J1      K1
Index
------------------------------------------------------------------------------------------------------------------------------------
Stock             A1      B1      C1      D1      E1              G2      H2      I3       J1
------------------------------------------------------------------------------------------------------------------------------------
Strategic         A1      B1      C1      D1      E1      F1      G2      H2      I3       J1      K1
Allocation
------------------------------------------------------------------------------------------------------------------------------------
Strategy          A1      B1      C1      D1      E1      F1      G2      H2      I3       J1      K1
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond   A1      B1      C1      D1      E1                    H2(ii)    I3                                        N4(iv)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt        A1      B1      C1      D1      E1                    H2(ii)    I3                                          N2
High Income
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt        A1      B2      C2      D2      E1                    H3(ii)    I3                      L1                  N4
Money Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't        A1      B1      C1      D1      E1      F1      G1      H2      I2       J1      K1
Mortgage
------------------------------------------------------------------------------------------------------------------------------------
Value             A1      B1      C1      D3      E1      F1      G1      H1      I1       J1
------------------------------------------------------------------------------------------------------------------------------------

(i) Nonfundamental policy for all funds except Cash Management and Tax-Exempt Money Market.

(ii) For purposes of this policy, the terms of a municipal security determine the issuer.

(iii) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.

(iv) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

(v) For purposes of this policy, borrowing property does not include the borrowing of securities in connection with short sales.

(vi) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.

Statement of Additional Information - Oct. 28, 2005                     Page 9

A.   Act as underwriter

     A1 - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

B.   Make cash loans

     B1 - Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

     B2 - Make cash loans. The fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

C.   Buy or sell real estate

     C1 - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

     C2 - Invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

     C3 - Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

D.   Buy or sell physical commodities

     D1 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

     D2 - Invest in commodities or commodity contracts.

     D3 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

E.   Lend fund securities

     E1 - Lend fund securities in excess of 30% of its net assets.

F.   Issue senior securities

     F1 - Issue senior securities, except as permitted under the 1940 Act.

G.   Buy more than 10% of an issuer

     G1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

     G2 - Purchase more than 10% of the outstanding voting securities of an issuer.

H.   Invest more than 5% in an issuer

     H1 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

Statement of Additional Information - Oct. 28, 2005                     Page 10

     H2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

I.   Borrow money

     I1 - Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. Under current Board policy, the fund has no current intention to borrow to a material extent.

     I2 - Borrow money except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

     I3 - Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

J.   Concentrate

     J1 - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

     J2 - Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

     J3 - Invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

     J4 - Concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

K.   Loan assets

     K1 - Make a loan of any part of its assets to the investment manager, to the board members and officers of the investment manager or to its own board members and officers.

L.   Buy on margin or sell short

     L1 - Buy on margin or sell short.

     L2 - Buy on margin or sell short or deal in options to buy or sell securities.

M.   Buy stocks, bonds, etc.

     M1 - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

Statement of Additional Information - Oct. 28, 2005                     Page 11

N.   Invest less than 80%

     N1 - Under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

     N2 - Under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

     N3 - Under normal market conditions, invest less than 80% of its net assets in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government

     N4 - Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

Nonfundamental policies

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                                                   Table 3. Nonfundamental Policies

                              The following are guidelines that may be changed by the Board at any time:

----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
                     A           B           C        D           E              F              G            H            I
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------

                                          Invest
                  Deposit     Illiquid     ment    Margin,      Money        Investing
      Fund           on     securities;    compa   selling     Market       to control       Foreign      Debt       Tax-exempt
                  futures     bullion      nies     short    securities      or manage     securities   securities   securities
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------

Aggressive           A1          B1         C1        D7         E1             F1           G1-15%         H8
Growth
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Balanced             A1          B1         C1        D3         E1             F1           G1-25%
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
California           A1          B1                   D6                                                    H18      I1, I4, I7
Tax-Exempt
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Cash Management                  B2         C1     See                                                      H17
                                                   Table 2
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Core Bond            A1          B1         C1        D3         E1             F1           G1-15%
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Disciplined          A1          B1         C1        D7         E1             F1           G1-20%         H7
Equity
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Discovery            A1          B1         C1        D8         E1             F1          G1-25%(i)       H7
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Diversified Bond     A1          B1         C1        D7         E1             F1
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Diversified          A1          B1         C1        D3         E1             F1           G1-25%         H12
Equity Income
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Dividend             A1          B1         C1        D3         E1             F1           G1-25%         H5
Opportunity
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Emerging Markets     A1          B1         C1        D1         E1             F1                        H1, H8
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Equity Value         A1          B1         C1        D3         E1             F1           G1-25%      H13, H15
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
European Equity      A1          B1                   D7
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Fundamental          A1          B1         C1        D7         E1             F1           G1-15%         H8
Growth
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Fundamental          A1          B1         C1        D1         E1
Value
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Global Balanced      A1          B1         C1        D1         E1             F1                        H15(ii)
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Global Bond          A1          B1         C1        D1         E1             F1                          H15
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------
Global Equity        A1          B1         C1        D1         E1             F1                        H1, H7
----------------- --------- ------------- -------- --------- ------------ ---------------- ------------ ------------ ------------

----------------- ------------ ------------ ------------
                       J            K            L
----------------- ------------ ------------ ------------

                                 Invest
      Fund          Equity        while       Diversi
                  Securities    borrowing    fication
----------------- ------------ ------------ ------------

Aggressive
Growth
----------------- ------------ ------------ ------------
Balanced
----------------- ------------ ------------ ------------
California
Tax-Exempt
----------------- ------------ ------------ ------------
Cash Management

----------------- ------------ ------------ ------------
Core Bond
----------------- ------------ ------------ ------------
Disciplined
Equity
----------------- ------------ ------------ ------------
Discovery
----------------- ------------ ------------ ------------
Diversified Bond
----------------- ------------ ------------ ------------
Diversified
Equity Income
----------------- ------------ ------------ ------------
Dividend
Opportunity
----------------- ------------ ------------ ------------
Emerging Markets
----------------- ------------ ------------ ------------
Equity Value
----------------- ------------ ------------ ------------
European Equity                               L1, L2
----------------- ------------ ------------ ------------
Fundamental
Growth
----------------- ------------ ------------ ------------
Fundamental                        K1
Value
----------------- ------------ ------------ ------------
Global Balanced
----------------- ------------ ------------ ------------
Global Bond
----------------- ------------ ------------ ------------
Global Equity
----------------- ------------ ------------ ------------

Statement of Additional Information - Oct. 28, 2005                     Page 12

----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
                     A           B           C        D          E              F              G           H            I

----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
                                          Invest
                  Deposit     Illiquid     ment    Margin,     Money        Investing
      Fund           on     securities;    compa   selling    Market       to control       Foreign      Debt      Tax-exempt
                  futures     bullion      nies     short   securities      or manage     securities   securities  securities
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------

----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Global               A1          B1         C1       D1         E1             F1                      H1, H7
Technology
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Growth               A1          B1         C1       D7         E1             F1           G1-25%        H5
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
High Yield Bond      A1          B1         C1       D6         E1             F1           G1-25%
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Income               A1          B1         C1       D3         E1             F1           G1-25%
Opportunities
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Inflation            A1          B1         C1       D3                                     G1-15%
Protected
Securities
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Insured              A1          B1         J2       D6                                                H2, H18,      I1, I5,
Tax-Exempt                                                                                             H19, H20    I7, I8, I9
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Intermediate         A1          B1         J2       D2                                                   H11        I2, I3,
Tax-Exempt Bond                                                                                                      I6, I7
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
International        A1          B1         C1       D1         E1
Aggressive
Growth
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
International        A1          B1         C1       D1         E1
Equity
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
International        A1          B1         C1       D1         E1             F1
Opportunity
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
International        A1          B1         C1       D1         E1
Select Value
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
International        A1          B1         C1       D1         E1
Small Cap
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Large Cap Equity     A1          B1         C1       D7         E1             F1           G1-20%         H7
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Large Cap Value      A1          B1         C1       D1         E1             F1           G1-20%         H8
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Limited              A1          B1         C1       D3         E1             F1           G1-15%
Duration Bond
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Massachusetts        A1          B1                  D6                                                   H18      I1, I4, I7
Tax-Exempt
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Michigan             A1          B1                  D6                                                   H18      I1, I4, I7
Tax-Exempt
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Mid Cap Growth       A1          B1         C1       D1         E1             F1           G1-15%         H6
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Mid Cap Value        A1          B1         C1       D3         E1             F1           G1-25%         H9
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Minnesota            A1          B1                  D6                                                   H18      I1, I4, I7
Tax-Exempt
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
New Dimensions       A1          B1         C1       D7         E1             F1           G1-30%         H7
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
New York             A1          B1                  D6                                                   H18      I1, I4, I7
Tax-Exempt
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Ohio Tax-Exempt      A1          B1                  D6                                                   H18      I1, I4, I7
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Portfolio            A1          B1                  D7
Builder
Aggressive*
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Portfolio            A1          B1                  D7
Builder
Conservative*
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Portfolio            A1          B1                  D7
Builder
Moderate *
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------



----------------- ------------ ------------ ------------
                       J            K            L
----------------- ------------ ------------ ------------

                                 Invest
      Fund          Equity        while       Diversi
                  Securities    borrowing    fication
----------------- ------------ ------------ ------------
Global
Technology
----------------- ------------ ------------ ------------
Growth
----------------- ------------ ------------ ------------
High Yield Bond       J1
----------------- ------------ ------------ ------------
Income
Opportunities
----------------- ------------ ------------ ------------
Inflation
Protected
Securities
----------------- ------------ ------------ ------------
Insured               J2
Tax-Exempt
----------------- ------------ ------------ ------------
Intermediate          J2
Tax-Exempt Bond
----------------- ------------ ------------ ------------
International
Aggressive
Growth
----------------- ------------ ------------ ------------
International
Equity
----------------- ------------ ------------ ------------
International
Opportunity
----------------- ------------ ------------ ------------
International                      K1
Select Value
----------------- ------------ ------------ ------------
International
Small Cap
----------------- ------------ ------------ ------------
Large Cap Equity
----------------- ------------ ------------ ------------
Large Cap Value
----------------- ------------ ------------ ------------
Limited
Duration Bond
----------------- ------------ ------------ ------------
Massachusetts
Tax-Exempt
----------------- ------------ ------------ ------------
Michigan
Tax-Exempt
----------------- ------------ ------------ ------------
Mid Cap Growth
----------------- ------------ ------------ ------------
Mid Cap Value
----------------- ------------ ------------ ------------
Minnesota
Tax-Exempt
----------------- ------------ ------------ ------------
New Dimensions
----------------- ------------ ------------ ------------
New York
Tax-Exempt
----------------- ------------ ------------ ------------
Ohio Tax-Exempt
----------------- ------------ ------------ ------------
Portfolio
Builder
Aggressive*
----------------- ------------ ------------ ------------
Portfolio
Builder
Conservative*
----------------- ------------ ------------ ------------
Portfolio
Builder
Moderate *
----------------- ------------ ------------ ------------

Statement of Additional Information - Oct. 28, 2005                     Page 13

----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
                     A           B           C        D          E              F              G           H            I

----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
                                          Invest
                  Deposit     Illiquid     ment    Margin,     Money        Investing
      Fund           on     securities;    compa   selling    Market       to control       Foreign      Debt      Tax-exempt
                  futures     bullion      nies     short   securities      or manage     securities   securities  securities
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------

Portfolio            A1          B1                  D7
Builder
Moderate
Aggressive*
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Portfolio            A1          B1                  D7
Builder
Moderate
Conservative*
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Portfolio            A1          B1                  D7
Builder Total
Equity*
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Precious Metals      A1          B1         C1       D7         E1             F1           G2, G4      H7(ii),
                                                                                                          H21
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Real Estate          A1          B1         C1       D7                                     G1-10%
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
S&P 500 Index        A1          B1                  D3
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Select Value         A1          B1         C1       D1         E1                          G1-20%         H4
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Selective            A1          B1         C1       D6         E1             F1           G1-25%         H5
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Short Duration       A1          B1         C1       D9         E1             F1
U.S. Government
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Small Cap            A1          B1         C1       D1         E1
Advantage
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Small Cap Equity     A2          B1         C1       D1         E1                          G1-15%
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Small Cap Growth     A1          B1         C1       D1         E1
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Small Cap Value      A1          B1         C1       D1         E1
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Small Company        A1          B1         C1       D4         E1             F1
Index
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Stock                A1          B1         C1       D7         E1             F1           G1-25%      H7, H16
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Strategic            A1          B1         C1       D3                        F1           G1-50%      H3, H10
Allocation
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Strategy             A1          B1         C1       D3         E1             F1           G1-25%        H13,
Aggressive                                                                                              H15(ii)
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Tax-Exempt Bond      A1          B1         CJ2      D2                                                   H22          I2
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Tax-Exempt High      A1          B1                  D2                                                              I2, I3
Income
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Tax-Exempt                    B1(iii)
Money Market
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
U.S. Gov't           A1          B1         C1       D9         E1             F1
Mortgage
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------
Value                A1          B1         C2       D1         E1                          G1-25%        H14
----------------- --------- ------------- -------- -------- ------------ ---------------- ------------ ----------- ------------

----------------- ------------ ---------- ------------
                       J           K           L
----------------- ------------ ---------- ------------

                                Invest
      Fund          Equity       while      Diversi
                  Securities   borrowing   fication
----------------- ------------ ---------- ------------
Portfolio
Builder
Moderate
Aggressive*
----------------- ------------ ---------- ------------
Portfolio
Builder
Moderate
Conservative*
----------------- ------------ ---------- ------------
Portfolio
Builder Total
Equity*
----------------- ------------ ---------- ------------
Portfolio
Builder Total
Equity*
----------------- ------------ ---------- ------------
Precious Metals                               L1

----------------- ------------ ---------- ------------
Real Estate
----------------- ------------ ---------- ------------
S&P 500 Index                               L1, L2
----------------- ------------ ---------- ------------
Select Value
----------------- ------------ ---------- ------------
Selective
----------------- ------------ ---------- ------------
Short Duration
U.S. Government
----------------- ------------ ---------- ------------
Small Cap
Advantage
----------------- ------------ ---------- ------------
Small Cap Equity                  K1
----------------- ------------ ---------- ------------
Small Cap Growth
----------------- ------------ ---------- ------------
Small Cap Value                   K1        L1, L2
----------------- ------------ ---------- ------------
Small Company
Index
----------------- ------------ ---------- ------------
Stock
----------------- ------------ ---------- ------------
Strategic
Allocation
----------------- ------------ ---------- ------------
Strategy
Aggressive
----------------- ------------ ---------- ------------
Tax-Exempt Bond       J2
----------------- ------------ ---------- ------------
Tax-Exempt High
Income
----------------- ------------ ---------- ------------
Tax-Exempt
Money Market
----------------- ------------ ---------- ------------
U.S. Gov't
Mortgage
----------------- ------------ ---------- ------------
Value                             K1
----------------- ------------ ---------- ------------


* The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

(i) The fund has no current intention of investing more than 5% of its total assets in foreign securities.

(ii) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

(iii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

Statement of Additional Information - Oct. 28, 2005                     Page 14

A.   Deposit on futures/premiums on options

     A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

     A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B.   Illiquid securities

     B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

     B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

C.   Investment companies

     C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

     C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

D.   Margin/selling short

     D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

     D2 - The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

     D3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

     D4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

     D5 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in interest rate futures contracts.

     D6 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

     D7 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

     D8 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in stock index futures contracts.

     D9 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

E.   Money market securities

     E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F.   Investing to control or manage

     F1 - The fund will not invest in a company to control or manage it.

G.   Foreign securities

     G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

     G2 - Under normal market conditions, the fund intends to invest at least
          50% of its total assets in foreign investments.

     G3 - Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

Statement of Additional Information - Oct. 28, 2005                     Page 15

     G4 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

H.   Debt securities

     H1 - The fund may invest up to 20% of its net assets in bonds.

     H2 - The fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent.

     H3 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

     H4 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

     H5 - The fund may not purchase debt securities rated below investment grade.

     H6 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

     H7 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

     H8 - The fund may invest up to 10% of its net assets in bonds rated below investment grade

     H9 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     H10- No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

     H11- The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

     H12- No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     H13- The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

     H14- No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

     H15- The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

     H16- The fund will not purchase securities rated below C by Moody's or S&P, or the equivalent.

     H17- The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

     H18- No more than 10% of the fund's net assets will be held in inverse floaters.

     H19- The fund may purchase securities rated Aaa by Moody's or AAA by S&P.
          In addition, the fund may purchase other securities, provided the securities are insured.

     H20- Under normal market conditions, at least 65% of the fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

     H21- In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

Statement of Additional Information - Oct. 28, 2005                     Page 16

     H22- At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager'ss opinion, are of investment grade quality. All industrial revenue bonds must be rated.

I.   Tax- exempt securities

     I1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

     I2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

     I3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

     I4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

     I5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

     I6 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

     I7 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20^% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

     I8 - Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

     I9 - Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term tax-exempt instruments rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent, each tax-exempt security purchased by the fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by MBIA Insurance Corporation, Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent.

J.   Equity Securities

     J1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

     J2 - The fund will not invest in voting securities or securities of investment companies.

K.   Invest while Borrowing

     K1 - The fund will not make additional investments while any borrowing remains outstanding.

Statement of Additional Information - Oct. 28, 2005                     Page 17

L.   Diversification

     L1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

     L2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

                                        Table 4. Investment Strategies and Types of Investments

------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Investment strategy        Balanced     Equity    Funds-of-   Taxable    Taxable     Tax-exempt  Tax-exempt    State
                                                  funds -       bond     money         money        bond     tax-exempt
                                                  equity                 market        market                   bond
                                                  and bond
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Agency and government         o           o           o           o          o           o           o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Borrowing                     o           o           o           o          o                       o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Cash/money market             o           o           o           o          o           o           o           o
instruments
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Collateralized bond           o          o A                      o                                  o           o
obligations
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Commercial paper              o           o           o           o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Common stock                  o           o                      o B
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Convertible securities        o           o                      o C                                 o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Corporate bonds               o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Debt obligations              o           o                       o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Depositary receipts           o           o                      o D
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Derivative instruments        o           o           o           o                                  o           o
(including options and
futures)
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Exchange-traded funds         o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Foreign currency              o           o                      o E                                o E
transactions
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Foreign securities            o           o                      o F         o                       o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Funding agreements            o           o           o           o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------

High yield (high-risk)        o          o G                     o G                                 o G         o
debt securities (junk
bonds)

------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Illiquid and restricted       o           o           o           o          o           o           o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Indexed securities            o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------


Statement of Additional Information - Oct. 28, 2005                     Page 18

------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Investment strategy        Balanced     Equity    Funds-of-   Taxable    Taxable     Tax-exempt  Tax-exempt    State
                                                  funds -       bond     money         money        bond     tax-exempt
                                                  equity                 market        market                   bond
                                                  and bond
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Inflation protected           o           o                       o                                  o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Inverse floaters              o           H                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Investment companies          o           o           o           o                                  I
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Lending of portfolio          o           o           o           o          o           o           o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Loan participations           o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Mortgage-and                  o          o J                      o          o           o           o           o
asset-backed securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Mortgage dollar rolls         o           K                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Municipal obligations         o           o                       o                      o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Preferred stock               o           o                      o L                                o L          o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Real estate investment        o           o                       o                                  o           o
trusts
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Repurchase agreements         o           o                       o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Reverse repurchase            o           o                       o          o                       o           o
agreements
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Short sales                               M                       M
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Sovereign debt                o          o N                      o          o                       o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Structured investments        o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Swap agreements                           P                       o                                  P
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Variable- or                  o           o           o           o          o           o           o           o
floating-rate securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Warrants                      o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
When-issued securities        o           o                       o                                  o           o
and forward commitments
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Zero-coupon,                  o           o                       o                                  o           o
step-coupon and
pay-in-kind securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------

A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration, U.S. Government Mortgage.

C.   The following funds are not authorized to invest in convertible securities:
     Short Duration, U.S. Government Mortgage.

D.   The following funds are not authorized to invest in depositary receipts:
     Short Duration, U.S. Government Mortgage.

E. The following funds are not authorized to engage in foreign currency transactions: Insured Tax-Exempt Bond, U.S. Government Mortgage.

F.   The following funds are not authorized to invest in foreign securities:
     U.S. Government Mortgage.

G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
     Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Selective, Short Duration, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, U.S. Government Mortgage.

H.   The following funds are authorized to invest in inverse floaters: Real
     Estate.

I.   The following funds are authorized to invest in investment companies:
     Intermediate Tax-Exempt Bond, Tax-Exempt Bond.

J. The following funds are not authorized to invest in mortgage-and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.

K. The following funds are authorized to invest in mortgage dollar rolls: Real Estate.

L.   The following funds are not authorized to invest in preferred stock:
     Tax-Exempt High Income, Intermediate Tax-Exempt Bond, Tax-Exempt Bond, Short Duration, U.S. Government Mortgage.

M. The following funds are authorized to engage in short sales: S&P 500 Index, Short Duration, U.S. Government Mortgage.

N. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.

P.   The following funds are authorized to invest in swap agreements:
     International Select Value. Tax-exempt bond funds may invest in interest rate swap agreements.

Statement of Additional Information - Oct. 28, 2005                     Page 19

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

Active Management Risk. The fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Affiliated Fund Risk. For funds-of-funds the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.


Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.



Derivatives Risk. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the Fund's portfolio managers when entering into the derivative instrument.

Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

For Portfolio Builder Funds. Although most of the underlying funds are diversified funds, because the Fund invests in a limited number of underlying funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

Statement of Additional Information - Oct. 28, 2005                     Page 20

Foreign/Emerging Markets Risk. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.


Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Geographic Concentration Risk. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.


In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

Indexing Risk. For funds that are managed to an index and the fund's performance therefore will rise and fall as the performance of the index rises and falls.

Inflation Risk. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Statement of Additional Information - Oct. 28, 2005                     Page 21

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.



Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are

Statement of Additional Information - Oct. 28, 2005                     Page 22
traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tracking Error Risk. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Active Management Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Active Management Risk and Inflation Risk.

Statement of Additional Information - Oct. 28, 2005                     Page 23

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Active Management Risk, Credit Risk, and Inflation Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Active Management Risk, Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Active Management Risk, Credit Risk, and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Active Management Risk, Issuer Risk, Market Risk, and Small and Mid-sized Company Risk.

Statement of Additional Information - Oct. 28, 2005                     Page 24

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Active Management Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Statement of Additional Information - Oct. 28, 2005                     Page 25

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Statement of Additional Information - Oct. 28, 2005                     Page 26

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Active Management Risk, Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

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When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices. A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency

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

guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.
(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Active Management Risk, Derivatives Risk, and Liquidity Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Active Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

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

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

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

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

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Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Active Management Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater

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

than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Active Management Risk, Foreign/Emerging Markets Risk, and Issuer Risk.

Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

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High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include: Active Management Risk, Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

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Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Active Management Risk and Liquidity Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Active Management Risk, Liquidity Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and

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services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United
States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Active Management Risk and Interest Rate Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Active Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Active Management Risk and Credit Risk.

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Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Active Management Risk and Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only and Principal Only. IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

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Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Active Management Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Active Management Risk, Credit Risk, and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

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Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Active Management Risk, Issuer Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.


REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Active Management Risk, Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Active Management Risk and Credit Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.) Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include:
Active Management Risk, Credit Risk, and Interest Rate Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Active Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

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Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness. Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Active Management Risk, Credit Risk, and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Active Management Risk, Credit Risk, and Liquidity Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. A fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk and Liquidity Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Active Management Risk and Credit Risk.

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Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Active Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Active Management Risk and Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Active Management Risk, Credit Risk, and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Statement of Additional Information - Oct. 28, 2005                     Page 44

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

Statement of Additional Information - Oct. 28, 2005                     Page 45

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 46

                                            Table 5. Total Brokerage Commissions

----------------------------------------------------------------------------------------------------------------
                                           Total Brokerage Commissions
----------------------------------------------------------------------------------------------------------------
                         Fund                                  2005               2004              2003
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                         $0(a)               N/A                N/A
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Conservative                                        0(a)               N/A                N/A
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Moderate                                            0(a)               N/A                N/A
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Moderate Aggressive                                 0(a)               N/A                N/A
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Moderate Conservative                               0(a)               N/A                N/A
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Total Equity                                        0(a)               N/A                N/A
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Company Index                                                 37,118            23,893             50,976
-------------------------------------------------------- ------------------ ----------------- ------------------
S&P 500 Index                                                       49,048            24,729             43,486
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
----------------------------------------------------------------------------------------------------------------
Equity Value                                                       858,846         1,852,684          2,826,803
-------------------------------------------------------- ------------------ ----------------- ------------------
Precious Metals                                                  1,245,421           956,649          1,290,528
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Advantage                                              3,294,757         4,102,653          3,784,304
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Growth                                                 2,105,168         3,334,707          3,301,903
-------------------------------------------------------- ------------------ ----------------- ------------------
Strategy Aggressive                                                933,213         1,563,638          1,954,985
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                  181,981            72,985           8,489(b)
-------------------------------------------------------- ------------------ ----------------- ------------------
Fundamental Growth                                                 180,023            46,313           7,136(b)
-------------------------------------------------------- ------------------ ----------------- ------------------
Fundamental Value                                                  314,501           162,856            205,143
-------------------------------------------------------- ------------------ ----------------- ------------------
High Yield Bond                                                          0               876                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Select Value                                                       310,913           539,192            532,619
-------------------------------------------------------- ------------------ ----------------- ------------------
Selective                                                           45,224            77,261            317,778
-------------------------------------------------------- ------------------ ----------------- ------------------
Short Duration U.S. Government                                      95,868           407,216            552,895
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Equity                                                   429,969           846,218            273,634
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Value                                                  2,439,209         3,185,306          2,505,457
-------------------------------------------------------- ------------------ ----------------- ------------------
U.S. Government Mortgage                                            10,708            31,267             23,812
-------------------------------------------------------- ------------------ ----------------- ------------------
Value                                                              363,273           389,539            629,327
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
----------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                    0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Dividend Opportunity                                               621,168         3,783,128          6,633,939
-------------------------------------------------------- ------------------ ----------------- ------------------
Insured Tax-Exempt                                                       0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Massachusetts Tax-Exempt                                                 0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Michigan Tax-Exempt                                                      0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Minnesota Tax-Exempt                                                     0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
New York Tax-Exempt                                                      0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Ohio Tax-Exempt                                                          0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Real Estate                                                        185,877         34,975(c)                  0
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
----------------------------------------------------------------------------------------------------------------
Cash Management                                                          0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Core Bond                                                            3,612             1,451             244(d)
-------------------------------------------------------- ------------------ ----------------- ------------------
Disciplined Equity                                                  35,948             5,731           1,574(e)
-------------------------------------------------------- ------------------ ----------------- ------------------
Discovery                                                          423,268         1,171,529            903,078
-------------------------------------------------------- ------------------ ----------------- ------------------
Growth                                                          15,623,111        22,702,374         38,887,668
-------------------------------------------------------- ------------------ ----------------- ------------------
Income Opportunities                                                     0                 0               0(d)
-------------------------------------------------------- ------------------ ----------------- ------------------
Inflation Protected Securities                                           0              0(f)                  -
-------------------------------------------------------- ------------------ ----------------- ------------------
Large Cap Equity                                                 6,832,334         1,306,601            311,242
-------------------------------------------------------- ------------------ ----------------- ------------------
Large Cap Value                                                    189,029           146,077             85,741
-------------------------------------------------------- ------------------ ----------------- ------------------
Limited Duration Bond                                                3,268               839              40(d)
-------------------------------------------------------- ------------------ ----------------- ------------------
New Dimensions                                                  29,467,597        20,989,555         11,242,565
----------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending August 31
----------------------------------------------------------------------------------------------------------------
Diversified Bond                                                   161,336           160,646            319,860
-------------------------------------------------------- ------------------ ----------------- ------------------


Statement of Additional Information - Oct. 28, 2005                     Page 47

-------------------------------------------------------- ------------------ ----------------- ------------------
                         Fund                                  2004               2003              2002
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------
Balanced                                                         1,314,212         2,778,748          8,761,286
-------------------------------------------------------- ------------------ ----------------- ------------------
Diversified Equity Income                                        2,416,265         2,987,610          3,970,853
-------------------------------------------------------- ------------------ ----------------- ------------------
Mid Cap Value                                                      365,435           345,711         226,161(g)
-------------------------------------------------------- ------------------ ----------------- ------------------
Stock                                                            4,128,770         5,096,474          6,450,898
-------------------------------------------------------- ------------------ ----------------- ------------------
Strategic Allocation                                               279,233           379,561          1,112,766
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------
Emerging Markets                                                 2,022,969         2,106,670          2,989,019
-------------------------------------------------------- ------------------ ----------------- ------------------
European Equity                                                    324,079           783,457            979,690
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Balanced                                                    189,252           175,551            323,220
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Bond                                                          7,760            23,297              9,621
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Equity                                                    1,992,985         1,582,657          3,706,450
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Technology                                                4,193,021         5,595,324          3,248,305
-------------------------------------------------------- ------------------ ----------------- ------------------
International Aggressive Growth                                    598,644           495,189            509,926
-------------------------------------------------------- ------------------ ----------------- ------------------
International Equity                                               315,047           144,417          16,699(h)
-------------------------------------------------------- ------------------ ----------------- ------------------
International Opportunity                                        1,303,677         2,047,954          2,953,477
-------------------------------------------------------- ------------------ ----------------- ------------------
International Select Value                                         839,270           411,763            399,835
-------------------------------------------------------- ------------------ ----------------- ------------------
International Small Cap                                            179,076            66,511           8,184(h)
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                                             0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Mid Cap Growth                                                   1,630,670         1,597,573            746,295
-------------------------------------------------------- ------------------ ----------------- ------------------
Tax-Exempt Bond                                                          0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Tax-Exempt High Income                                                   0                 0              2,507
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                  0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(g) For the period from Feb. 14, 2002 (when shares became publicly available) to Sept. 30, 2002.

(h) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 48

                                      Table 6. Brokerage Directed for Research and Turnover Rates

------------------------------------------ ------------------------------------- --------------------------
                  Fund                       Brokerage directed for research          Turnover rates
------------------------------------------ ------------------------------------- --------------------------

                                                                 Amount of
                                              Amount of         commissions
                                             transactions     imputed or paid

------------------------------------------ ----------------- ------------------- --------------------------
                                                                                     2005         2004
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             $0                  $0        38%(a)          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Conservative                            0                   0         51(a)          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Moderate                                0                   0         28(a)          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Moderate Aggressive                     0                   0         31(a)          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Moderate Conservative                   0                   0         28(a)          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Total Equity                            0                   0         39(a)          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Company Index                                       0                   0            12           10
------------------------------------------ ----------------- ------------------- ------------- ------------
S&P 500 Index                                             0                   0             6            4
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------
Equity Value                                              0                   0            25           39
------------------------------------------ ----------------- ------------------- ------------- ------------
Precious Metals                                           0                   0           196          173
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Advantage                              43,909,384             121,834           101          110
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Growth                                 46,579,305             115,768           153          224
------------------------------------------ ----------------- ------------------- ------------- ------------
Strategy Aggressive                                       0                   0            35           55
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                 4,034,256               6,709           218          189
------------------------------------------ ----------------- ------------------- ------------- ------------
Fundamental Growth                                  206,318                 221           122           66
------------------------------------------ ----------------- ------------------- ------------- ------------
Fundamental Value                                         0                   0             2            5
------------------------------------------ ----------------- ------------------- ------------- ------------
High Yield Bond                                           0                   0           105          140
------------------------------------------ ----------------- ------------------- ------------- ------------
Select Value                                     73,512,978             115,967            12           15
------------------------------------------ ----------------- ------------------- ------------- ------------
Selective                                                 0                   0           297          292
------------------------------------------ ----------------- ------------------- ------------- ------------
Short Duration U.S. Government                            0                   0           169          125
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Equity                                  2,239,076               5,359            88          139
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Value                                 107,548,552              94,171            70           97
------------------------------------------ ----------------- ------------------- ------------- ------------
U.S. Government Mortgage                                  0                   0           137          163
------------------------------------------ ----------------- ------------------- ------------- ------------
Value                                                     0                   0            40           34
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------
California Tax-Exempt                                     0                   0            28           30
------------------------------------------ ----------------- ------------------- ------------- ------------
Dividend Opportunity                                      0                   0            24          118
------------------------------------------ ----------------- ------------------- ------------- ------------
Insured Tax-Exempt                                        0                   0            34           23
------------------------------------------ ----------------- ------------------- ------------- ------------
Massachusetts Tax-Exempt                                  0                   0             9           14
------------------------------------------ ----------------- ------------------- ------------- ------------
Michigan Tax-Exempt                                       0                   0             9           32
------------------------------------------ ----------------- ------------------- ------------- ------------
Minnesota Tax-Exempt                                      0                   0            15           23
------------------------------------------ ----------------- ------------------- ------------- ------------
New York Tax-Exempt                                       0                   0            30           36
------------------------------------------ ----------------- ------------------- ------------- ------------
Ohio Tax-Exempt                                           0                   0            33           17
------------------------------------------ ----------------- ------------------- ------------- ------------
Real Estate                                       1,683,089               2,960            63        49(b)
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-----------------------------------------------------------------------------------------------------------
Cash Management                                           0                   0           N/A          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------

Core Bond                                                 0                   0          313*          310

------------------------------------------ ----------------- ------------------- ------------- ------------
Disciplined Equity                                        0                   0            64           64
------------------------------------------ ----------------- ------------------- ------------- ------------
Discovery                                         2,807,817               5,265            82          136
------------------------------------------ ----------------- ------------------- ------------- ------------
Growth                                          112,613,001             257,216           136          171
------------------------------------------ ----------------- ------------------- ------------- ------------
Income Opportunities                                      0                   0           124          133
------------------------------------------ ----------------- ------------------- ------------- ------------
Inflation Protected Securities                            0                   0            43        11(c)
------------------------------------------ ----------------- ------------------- ------------- ------------
Large Cap Equity                                 55,693,151             112,862           128           99
------------------------------------------ ----------------- ------------------- ------------- ------------
Large Cap Value                                   2,335,458               3,065            57           59
------------------------------------------ ----------------- ------------------- ------------- ------------

Limited Duration Bond                                     0                   0          316*          317

------------------------------------------ ----------------- ------------------- ------------- ------------
New Dimensions                                  139,768,556             184,742            75           49
-----------------------------------------------------------------------------------------------------------

For funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------
Diversified Bond                                          0                   0          300*          279
------------------------------------------ ----------------- ------------------- ------------- ------------


Statement of Additional Information - Oct. 28, 2005                     Page 49

------------------------------------------ ------------------------------------- --------------------------
                  Fund                       Brokerage directed for research          Turnover rates
------------------------------------------ ------------------------------------- --------------------------
                                                                 Amount of
                                              Amount of         commissions
                                             transactions     imputed or paid
------------------------------------------ ----------------- ------------------- --------------------------
                                                                                     2004         2003
-----------------------------------------------------------------------------------------------------------

For funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------
Balanced                                         25,916,512              38,380           131          130
------------------------------------------ ----------------- ------------------- ------------- ------------
Diversified Equity Income                        20,152,447              35,693            18           38
------------------------------------------ ----------------- ------------------- ------------- ------------
Mid Cap Value                                     2,031,218              10,965             9           36
------------------------------------------ ----------------- ------------------- ------------- ------------
Stock                                            76,937,816             106,000            76           68
------------------------------------------ ----------------- ------------------- ------------- ------------
Strategic Allocation                                      0                   0           127          196
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                          0                   0           128          174
------------------------------------------ ----------------- ------------------- ------------- ------------
European Equity                                           0                   0            73          186
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Balanced                                           0                   0            74           90
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Bond                                               0                   0            92          117
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Equity                                             0                   0           104          132
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Technology                                21,309,491              84,503           349          546
------------------------------------------ ----------------- ------------------- ------------- ------------
International Aggressive Growth                 114,966,759             202,719            87          116
------------------------------------------ ----------------- ------------------- ------------- ------------
International Equity                             14,835,692              26,595           111           58
------------------------------------------ ----------------- ------------------- ------------- ------------
International Opportunity                                 0                   0            98          147
------------------------------------------ ----------------- ------------------- ------------- ------------
International Select Value                      544,373,529             831,282            23           18
------------------------------------------ ----------------- ------------------- ------------- ------------
International Small Cap                          26,901,119              53,060            66           87
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                              0                   0            25           59
------------------------------------------ ----------------- ------------------- ------------- ------------
Mid Cap Growth                                            0                   0            26           26
------------------------------------------ ----------------- ------------------- ------------- ------------
Tax-Exempt Bond                                           0                   0            21           92
------------------------------------------ ----------------- ------------------- ------------- ------------
Tax-Exempt High Income                                    0                   0            22           44
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                   0                   0           N/A          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------


* A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Statement of Additional Information - Oct. 28, 2005                     Page 50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                           Table 7. Securities of Regular Brokers or Dealers
------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Aggressive               None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Conservative             None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Moderate                 None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Moderate Aggressive      None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Moderate Conservative    None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Total Equity             None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Small Company Index                        Investment Technology Group                              $2,067,454
                                           Piper Jaffray Companies                                   1,947,534
------------------------------------------ --------------------------------------------- ----------------------
S&P 500 Index                              American Express                                          1,956,185
                                           Bear Stearns Companies                                      304,797
                                           Citigroup                                                 7,436,421
                                           Citigroup Global Markets Holdings                         9,999,306
                                           E*TRADE Financial                                           149,325
                                           Franklin Resources                                          494,360
                                           Goldman Sachs Group                                       1,525,107
                                           Lehman Brothers Holdings                                    717,392
                                           JP Morgan Chase & Co.                                     3,884,971
                                           Merrill Lynch & co.                                       1,634,204
                                           Morgan Stanley                                            1,789,097
                                           PNC Financial Services Group                                444,589
                                           Charles Schwab                                              442,316
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------
Equity Value                               Citigroup                                                39,340,476
                                           JP Morgan Chase & Co.                                     8,513,814
                                           Lehman Brothers Holdings                                 20,705,784
                                           Merrill Lynch & Co.                                      17,608,260
                                           Morgan Stanley                                           18,497,475
------------------------------------------ --------------------------------------------- ----------------------
Precious Metals                            None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Advantage                        Investment Technology Group                                 361,165
                                           Jefferies Group                                           1,948,056
                                           Knight Trading Group                                        186,659
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Growth                           Affiliated Managers Group                                 1,111,267
                                           Citigroup                                                 3,399,731
                                           Investment Technology Group                                 378,175
                                           Jefferies Group                                             438,595
------------------------------------------ --------------------------------------------- ----------------------
Strategy Aggressive                        None                                                   N/A
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------
Aggressive Growth                          Affiliated Managers Group                                   532,933
                                           Jefferies Group                                             160,761
                                           Legg Mason                                                  478,863
------------------------------------------ --------------------------------------------- ----------------------
Fundamental Growth                         Schwab (Charles)                                            979,889
------------------------------------------ --------------------------------------------- ----------------------
Fundamental Value                          Citigroup                                                30,305,863
                                           JP Morgan Chase & Co.                                    44,370,754
                                           Morgan Stanley                                            6,771,168
------------------------------------------ --------------------------------------------- ----------------------
High Yield Bond                            LaBranche & Co.                                          16,010,175
------------------------------------------ --------------------------------------------- ----------------------
Select Value                               Bear Stearns Companies                                      693,280
                                           BKF Capital Group                                           181,500
                                           Merrill Lynch & Co.                                       1,899,100
------------------------------------------ --------------------------------------------- ----------------------

Statement of Additional Information - Oct. 28, 2005                     Page 51

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
------------------------------------------ --------------------------------------------- ----------------------
Selective                                  Bear Stearns Adjustable Rate Mtge Trust                   2,191,863
                                           Bear Stearns Commercial Mtge Securities                   5,347,849
                                           Citigroup                                                 8,545,622
                                           Citigroup Commercial Mtge Trust                           4,490,508
                                           CS First Boston Mtge Securities                           4,628,259
                                           Goldman Sachs Group                                       2,106,773
                                           J.P. Morgan Chase & Co.                                   2,428,993
                                           J.P. Morgan Chase Commercial Mtge Securities              9,413,657
                                           LB-UBS Commercial Mtge Trust                             18,947,351
                                           Morgan Stanley                                              928,881
                                           Morgan Stanley Capital 1                                  7,691,766
                                           Morgan Stanley, Dean Witter Capital 1                     2,426,912
------------------------------------------ --------------------------------------------- ----------------------
Short Duration U.S. Government             Bears Stearns Alternative Trust                           8,575,000
                                           LB-UBS Commercial Mtge Trust                              6,128,195
                                           Morgan Stanley Capital I                                 12,092,686
                                           Morgan Stanley Mtge Loan Trust                            3,549,817
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Equity                           Affiliated Managers Group                                   546,940
                                           Investment Technology Group                               1,103,466
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Value                            Affiliated Managers Group                                 1,855,928
                                           Investment Technology Group                               1,304,814
                                           Options Xpress Holdings                                     271,188
------------------------------------------ --------------------------------------------- ----------------------
U.S. Government Mortgage                   CS First Boston Mtge Securities                             367,506
------------------------------------------ --------------------------------------------- ----------------------
Value                                      Citigroup                                                 7,141,876
                                           Goldman Sachs Group                                       4,182,750
                                           Merrill Lynch & Co.                                       4,134,612
                                           JP Morgan Chase & Co.                                    10,167,157
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------
California Tax-Exempt                      None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Dividend Opportunity                       Citigroup                                                27,770,361
                                           Friedman, Billings, Ramsey Group CIA                      2,562,560
                                           JP Morgan Chase & Co.                                     9,822,492
------------------------------------------ --------------------------------------------- ----------------------
Insured Tax-Exempt                         None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Massachusetts Tax-Exempt                   None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Michigan Tax-Exempt                        None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Minnesota Tax-Exempt                       None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
New York Tax-Exempt                        None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Ohio Tax-Exempt                            None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Real Estate                                None                                                   N/A
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------
Cash Management                            Bear Stearns Companies                                   78,410,961
                                           Credit Suisse First Boston NY                            79,971,289
                                           Goldman Sachs Group                                      75,000,000
                                           Lehman Brothers Holdings                                 42,000,000
                                           Morgan Stanley & Co.                                     44,105,490
------------------------------------------ --------------------------------------------- ----------------------
Core Bond                                  Bear Stearns Commercial Mtge Securities                   1,608,803
                                           Bear Stearns Adjustable Rate Mortgage Trust                 899,429
                                           Citigroup                                                 2,480,986
                                           Citigroup Commercial Mortgage Trust                         757,003
                                           CS First Boston Mtge Securities                             643,161
                                           GS Mtg Securities                                           370,305
                                           LB-UBS Commercial Mtge Trust                              3,135,156
                                           JP Morgan Chase Commercial Mtge Securities                2,160,054
                                           Merrill Lynch Mtge Trust                                    323,480
                                           Morgan Stanley Capital 1                                    406,481
------------------------------------------ --------------------------------------------- ----------------------

Statement of Additional Information - Oct. 28, 2005                      Page 52

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
------------------------------------------ --------------------------------------------- ----------------------
Disciplined Equity                         Bear Stearns Companies                                      303,981
                                           Citigroup                                                 2,851,817
                                           Franklin Resources                                          890,557
                                           Lehman Brothers Holdings                                    691,019
                                           Merrill Lynch & Co.                                         226,597
                                           Morgan Stanley                                              120,264
                                           PNC Financial Services Group                                554,285
------------------------------------------ --------------------------------------------- ----------------------
Discovery                                  Affiliated Managers Group                                   424,235
                                           Investment Technology Group                                 928,520
------------------------------------------ --------------------------------------------- ----------------------
Growth                                     Franklin Resources                                       10,555,092
------------------------------------------ --------------------------------------------- ----------------------
Income Opportunities                       LaBranche & Co.                                           1,892,550
------------------------------------------ --------------------------------------------- ----------------------
Inflation Protected Securities             None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Large Cap Equity                           Citigroup                                                25,890,939
                                           Citigroup Funding                                        19,794,538
                                           E*Trade Financial                                         1,660,097
                                           Franklin Resources                                        6,005,007
                                           Legg Mason                                                1,157,564
                                           Lehman Brothers Holdings                                  5,310,957
                                           Merrill Lynch & Co.                                       3,107,522
                                           JP Morgan Chase & Co.                                    14,572,909
                                           Morgan Stanley                                           10,152,019
                                           PNC Financial Services Group                              4,508,671
------------------------------------------ --------------------------------------------- ----------------------
Large Cap Value                            Citigroup                                                 4,454,096
                                           E*Trade Financial                                           147,128
                                           Franklin Resources                                          531,068
                                           Legg Mason                                                  317,891
                                           Lehman Brothers Holdings                                    814,758
                                           Merrill Lynch & Co.                                         883,405
                                           JP Morgan Chase & Co.                                     2,588,131
                                           Morgan Stanley                                            1,703,860
                                           PNC Financial Services Group                                683,386
------------------------------------------ --------------------------------------------- ----------------------
Limited Duration Bond                      Bear Stearns Commercial Mtge Securities                   1,393,235
                                           Bear Stearns Adjustable Rate Mortgage Trust                 956,758
                                           Citigroup                                                 2,476,073
                                           Citigroup Commercial Mortgage Trust                         851,629
                                           CS First Boston Mtge Securities                             881,742
                                           GS Mtg Securities                                           419,679
                                           LB-UBS Commercial Mtge Trust                              3,651,486
                                           JP Morgan Chase Commercial Mtge Securities                2,884,355
                                           Merrill Lynch Mtge Trust                                    362,690
                                           Morgan Stanley Capital 1                                    509,109
------------------------------------------ --------------------------------------------- ----------------------
New Dimensions                             Citigroup                                               191,123,340
                                           Schwab (Charles)                                        236,626,414
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------

------------------------------------------ --------------------------------------------- ----------------------
Diversified Bond                           Bear Stearns Adjustable Rate Mortgage Trust               7,536,103
                                           Bear Stearns Commercial Mtge Securities                  10,586,732
                                           Citigroup                                                35,535,196
                                           Citigroup Commercial Mortgage Trust                      12,098,072
                                           CS First Boston Mtge Securities                           7,871,786
                                           GS Mtg Securities                                        10,184,890
                                           JP Morgan Chase Commercial Mtge Securities               40,751,675
                                           LB-UBS Commercial Mtge Trust                             67,268,305
                                           Merrill Lynch Mtge Trust                                  4,557,707
                                           Morgan Stanley & Co.                                      2,899,712
                                           Morgan Stanley Capital 1                                 13,604,693
                                           Morgan Stanley, Dean Witter Capital 1                    11,768,644
------------------------------------------ --------------------------------------------- ----------------------


Statement of Additional Information - Oct. 28, 2005                      Page 53

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
------------------------------------------ --------------------------------------------- ----------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------
Balanced                                   Bear Stearns Commercial Mtge Securities                     990,750
                                           Citigroup                                                38,981,627
                                           Citigroup Global Markets Holdings Inc.                    3,294,432
                                           CS First Boston Mtge Securities                           2,590,447
                                           Franklin Resources                                        1,053,864
                                           JPMorgan Chase                                           24,018,900
                                           JPMorgan Chase Commercial Mtge Securities                 3,931,377
                                           LB-UBS Commercial Mtge Trust                             13,683,500
                                           Merrill Lynch & Co.                                      11,032,868
                                           Morgan Stanley                                           12,433,460
                                           Morgan Stanley Capital 1                                  4,323,123
                                           Morgan Stanley Dean Witter Capital 1                        908,380
                                           PNC Financial Services Group                              4,257,670
------------------------------------------ --------------------------------------------- ----------------------
Diversified Equity Income                  Citigroup                                               105,305,616
                                           JP Morgan Chase & Co.                                    30,890,393
                                           Lehman Brothers Holdings                                 11,487,652
                                           Merrill Lynch & Co.                                      23,144,660
                                           Morgan Stanley                                           23,915,430
------------------------------------------ --------------------------------------------- ----------------------
Mid Cap Value                              Bear Stearns Companies                                    6,525,135
------------------------------------------ --------------------------------------------- ----------------------
Stock                                      Citigroup                                                52,944,000
                                           Goldman Sachs Group                                      18,648,000
                                           Morgan Stanley                                           14,790,000
------------------------------------------ --------------------------------------------- ----------------------
Strategic Allocation                       Bear Stearns Companies                                    1,252,037
                                           Citigroup                                                   550,684
                                           CS First Boston Mtge Securities                             244,748
                                           Investment Technology Group Inc.                            262,028
                                           JPMorgan Chase                                            5,723,301
                                           JPMorgan Chase Commercial Mtge Securities                   259,953
                                           Knight Trading Group                                         69,908
                                           LaBranche                                                   180,250
                                           LB-UBS Commercial Mtge Trust                              2,293,968
                                           PNC Financial Services Group                                195,085
                                           Schwab (Charles)                                          2,138,917
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------
Emerging Markets                           None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
European Equity                            Credit Suisse Group                                         906,216
------------------------------------------ --------------------------------------------- ----------------------
Global Balanced                            Ameritrade Holding                                          209,622
                                           Bear Stearns Companies                                      592,661
                                           Citigroup                                                 1,725,816
                                           Goldman Sachs Group                                         540,599
------------------------------------------ --------------------------------------------- ----------------------
Global Bond                                Bear Stearns Commercial Mtge Securities                   2,268,820
                                           Citigroup                                                 3,380,448
                                           CS First Boston Mtge Securities                             248,320
                                           Goldman Sachs Group                                         557,710
                                           LB-UBS Commercial Mtge Trust                              2,269,733
                                           J.P. Morgan Chase & Co.                                   1,793,898
                                           Morgan Stanley Capital 1                                  1,016,380
                                           Morgan Stanley Group                                      3,181,144
------------------------------------------ --------------------------------------------- ----------------------
Global Equity                              Ameritrade Holding                                        5,251,617
                                           Bear Stearns Companies                                    3,564,211
                                           Citigroup                                                18,148,572
                                           Goldman Sachs Group                                       6,145,996
------------------------------------------ --------------------------------------------- ----------------------
Global Technology                          None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
International Aggressive Growth            Pargesa Holdings                                            617,420
------------------------------------------ --------------------------------------------- ----------------------
International Equity                       None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
International Opportunity                  Credit Suisse Group                                       2,135,848
------------------------------------------ --------------------------------------------- ----------------------
International Select Value                 Credit Suisse Group                                      10,302,663
------------------------------------------ --------------------------------------------- ----------------------
International Small Cap                    None                                                   N/A
---------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Oct. 28, 2005                      Page 54

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
------------------------------------------ --------------------------------------------- ----------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond               None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Mid Cap Growth                             Legg Mason                                               51,786,400
------------------------------------------ --------------------------------------------- ----------------------
Tax-Exempt Bond                            None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Tax-Exempt High Income                     None                                                   N/A
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                    None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of RiverSource Investments may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                                Table 8. Brokerage Commissions Paid to Investment Manager or Affiliates
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                                                    Percent of
                                                                                     aggregate
                                                       Aggregate                      dollar       Aggregate     Aggregate
                                                         dollar      Percent of      amount of       dollar        dollar
         Fund                                          amount of      aggregate    transactions    amount of     amount of
                                         Nature of    commissions     brokerage      involving    commissions   commissions
                            Broker      affiliation     paid to      commissions    payment of      paid to       paid to
                                                         broker                     commissions      broker        broker
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                          2005                                        2004          2003
----------------------- ------------------------------------------------------------------------- ------------- -------------
For funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder            None                                                                            0             0
Aggressive
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder            None                                                                            0             0
Conservative
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder            None                                                                            0             0
Moderate
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder            None                                                                            0             0
Moderate Aggressive
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder            None                                                                            0             0
Moderate Conservative
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder            None                                                                            0             0
Total Equity
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Company Index          None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
S&P 500 Index                None                                                                            0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------------------------
Equity Value            American             1             10,142*           1.18           1.64       14,787*        5,415*
                        Enterprise
                        Investment
                        Services, Inc
                        (AEIS)
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Precious Metals         AEIS                 1              3,614*           0.29           0.65       24,650*       67,515*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Advantage     AEIS                 1                   0              0              0          360*          683*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------


Statement of Additional Information - Oct. 28, 2005                      Page 55

----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                                                    Percent of
                                                                                     aggregate
                                                       Aggregate                      dollar       Aggregate     Aggregate
                                                         dollar      Percent of      amount of       dollar        dollar
         Fund                                          amount of      aggregate    transactions    amount of     amount of
                                         Nature of    commissions     brokerage      involving    commissions   commissions
                            Broker      affiliation     paid to      commissions    payment of      paid to       paid to
                                                         broker                     commissions      broker        broker
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                          2005                                        2004          2003
----------------------- ------------------------------------------------------------------------- ------------- -------------
Small Cap Growth        SBCI                 2                   0              0              0          757*             0
                        Securities
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                        Neuberger            3                   0              0              0             0       40,332*
                        Berman
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Strategy Aggressive     AEIS                 1              7,880*           0.84           2.51        5,432*        41,748
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
For funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth       JP Morgan            4                 27*           0.01           0.02           103         50(a)
                        Chase
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Fundamental Value            None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Fundamental Growth      Goldman Sachs        5                  38           0.02           0.01             0             0
                        & Co.
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                        Raymond James        6                   0              0              0            15          0(a)
                        Financial
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
High Yield Bond              None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Selective                    None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Select Value            Gabelli & Co.        7             143,463          46.14          43.33       464,895       264,461
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Short Duration               None                                                                            0             0
U.S. Government
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Equity             None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Value         Goldman Sachs        5               1,943           0.08           0.09        46,047             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                        Janney               8                   0              0              0         5,130             0
                        Montgomery
                        Scott
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                        Legg Mason           8               2,700           0.11           0.13             0             0
                        Wood Walker,
                        Inc.
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                        M.J. Whitman         9                   0              0              0       425,573       286,906
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
U.S. Gov't Mortgage          None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Value                        None                                                                            0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt        None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Dividend Opportunity    AEIS                 1             20,898*           3.36           7.33      217,347*      753,855*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Insured Tax-Exempt           None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Massachusetts                None                                                                            0             0
Tax-Exempt
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Michigan Tax-Exempt          None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Minnesota Tax-Exempt         None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
New York Tax-Exempt          None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Ohio Tax-Exempt              None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Real Estate                  None                                                                            0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-----------------------------------------------------------------------------------------------------------------------------
Cash Management              None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Core Bond                    None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Disciplined Equity           None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Discovery                    None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Growth                  AEIS                 1             13,720*           0.09           0.31      336,098*      745,620*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Income Opportunities         None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Inflation Protected          None                                                                            0             0
Securities
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Large Cap Equity        AEIS                 1             10,214*           0.15           0.33        6,644*          353*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Large Cap Value         AEIS                 1                276*           0.15           0.17          595*        1,577*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Limited Duration Bond        None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
New Dimensions          AEIS                 1            108,435*           0.37           0.77    1,018,149*      324,088*
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond             None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------


Statement of Additional Information - Oct. 28, 2005                     Page 56

----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                                                    Percent of
                                                                                     aggregate
                                                       Aggregate                      dollar       Aggregate     Aggregate
                                                         dollar      Percent of      amount of       dollar        dollar
         Fund                                          amount of      aggregate    transactions    amount of     amount of
                                         Nature of    commissions     brokerage      involving    commissions   commissions
                            Broker      affiliation     paid to      commissions    payment of      paid to       paid to
                                                         broker                     commissions      broker        broker
----------------------- ------------------------------------------------------------------------- ------------- -------------
                                                          2004                                        2003          2002
----------------------- ------------------------------------------------------------------------- ------------- -------------
For funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------------------------
Balanced                AEIS                 1              8,440*           0.64           0.70       82,086*      209,163*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Diversified Equity      AEIS                 1             73,448*           3.04           6.97       73,410*       53,400*
Income
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Mid Cap Value           AEIS                 1             39,552*          10.82          19.40       23,417*       16,706*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Stock                   AEIS                 1            514,423*          12.46          22.44      329,816*      527,433*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Strategic Allocation    AEIS                 1                   0              0              0             0        6,461*
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets             None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
European Equity              None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Balanced              None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Bond                  None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Equity                None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Technology       AEIS                 1             97,718*           2.33           4.97      495,249*      202,910*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
International           J. P. Morgan         4              22,343           3.73           3.25             0             0
Aggressive Growth       Securities,
                        Inc.
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
                        J.P. Morgan          4                   0              0              0             0         9,567
                        Chase
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
International Equity         None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
International                None                                                                            0             0
Opportunity
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
International Select    Sanford C.           10             20,637           2.46           1.07             0             0
Value                   Bernstein &
                        Co. LLC
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
International Small          None                                                                            0             0
Cap
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------------------------
Intermediate                 None                                                                            0             0
Tax-Exempt Bond
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Mid Cap Growth          AEIS                 1             17,994*           1.10           1.67       48,993*       56,544*
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Tax-Exempt Bond              None                                                                            0             0
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------
Tax-Exempt High Income       None                                                                            0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money             None                                                                            0             0
Market
----------------------- --------------- ------------- ------------- -------------- -------------- ------------- -------------


* Represents brokerage clearing fees.

(1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.


(2)  Affiliate of UBS, a subadviser.

(3) Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.

(4)  Affiliate of American Century, a subadviser.

(5)  Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.

(6) Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.

(7)  Affiliate of GAMCO Investors, Inc.

(8)  Affiliate of Royce & Associates, LLC., a subadviser.

(9) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.

(10) Affiliate of Alliance Capital, a subadviser.


(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Statement of Additional Information - Oct. 28, 2005                     Page 57

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                          Table 9. Valuing Fund Shares

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                    $119,627,607             $11,362,951                          $10.53
     Class B                                      35,834,966               3,418,749                           10.48
     Class C                                       3,083,372                 294,292                           10.48
     Class Y                                          47,631                   4,524                           10.53
--------------------------------------- --------------------- ----------------------- -------------------------------
Portfolio Builder Conservative
     Class A                                      39,897,123               3,898,848                           10.23
     Class B                                      20,554,920               2,013,651                           10.21
     Class C                                       4,481,347                 439,018                           10.21
     Class Y                                          10,201                   1,000                           10.20
--------------------------------------- --------------------- ----------------------- -------------------------------
Portfolio Builder Moderate
     Class A                                     189,888,226              18,140,369                           10.47
     Class B                                      71,814,179               6,883,820                           10.43
     Class C                                       7,955,750                 761,900                           10.44
     Class Y                                          40,620                   3,879                           10.47
--------------------------------------- --------------------- ----------------------- -------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                     245,769,977              23,417,138                           10.50
     Class B                                      67,228,623               6,423,185                           10.47
     Class C                                       6,552,993                 626,119                           10.47
     Class Y                                          33,480                   3,188                           10.50
--------------------------------------- --------------------- ----------------------- -------------------------------
Portfolio Builder Moderate
Conservative                                      77,638,291               7,502,281                           10.35
     Class A                                      33,819,808               3,276,549                           10.32
     Class B                                       5,954,341                 576,615                           10.33
     Class C                                          10,338                   1,000                           10.34
     Class Y
--------------------------------------- --------------------- ----------------------- -------------------------------
Portfolio Builder Total Equity
     Class A                                      92,091,638               8,732,306                           10.55
     Class B                                      28,227,386               2,688,269                           10.50
     Class C                                       2,332,601                 222,136                           10.50
     Class Y                                          83,553                   7,917                           10.55
--------------------------------------- --------------------- ----------------------- -------------------------------
Small Company Index
     Class A                                     844,467,080             102,911,670                            8.21
     Class B                                     433,644,981              57,128,419                            7.59
     Class Y                                      19,752,240               2,373,075                            8.32
--------------------------------------- --------------------- ----------------------- -------------------------------
S&P 500 Index
     Class D                                      69,204,754              15,205,187                            4.55
     Class E                                     301,359,081              65,939,676                            4.57
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                     864,772,364              85,483,171                           10.12
     Class B                                     275,043,516              27,137,439                           10.14
     Class C                                       3,418,344                 339,746                           10.06
     Class I                                          10,834                   1,070                           10.13
     Class Y                                       7,588,846                 749,495                           10.13
--------------------------------------- --------------------- ----------------------- -------------------------------
Precious Metals
     Class A                                      62,278,310               6,936,541                            8.98
     Class B                                      16,662,847               1,947,682                            8.56
     Class C                                       1,639,458                 193,412                            8.48
     Class I                                           8,918                     989                            9.02
     Class Y                                          43,718                   4,837                            9.04
--------------------------------------- --------------------- ----------------------- -------------------------------
Small Cap Advantage
     Class A                                     621,674,455              87,943,516                            7.07
     Class B                                     234,464,316              34,760,836                            6.75
     Class C                                      12,376,977               1,834,812                            6.75
     Class I                                       5,533,930                 771,966                            7.17
     Class Y                                         558,895                  78,327                            7.14
--------------------------------------- --------------------- ----------------------- -------------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 58

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth
     Class A                                     153,495,002              36,595,831                            4.19
     Class B                                      70,741,549              17,412,915                            4.06
     Class C                                       6,481,577               1,595,042                            4.06
     Class I                                       5,507,843               1,300,608                            4.23
     Class Y                                         115,147                  27,301                            4.22
--------------------------------------- --------------------- ----------------------- -------------------------------
Strategy Aggressive
     Class A                                     453,020,526              39,643,036                           11.43
     Class B                                     150,640,501              14,822,706                           10.16
     Class C                                       1,837,142                 180,759                           10.16
     Class I                                          10,749                     919                           11.70
     Class Y                                       1,740,559                 149,294                           11.66
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
     Class A                                      25,011,144               3,432,844                            7.29
     Class B                                       6,887,053                 959,077                            7.18
     Class C                                         441,567                  61,518                            7.18
     Class I                                      39,475,546               5,390,829                            7.32
     Class Y                                          35,231                   4,821                            7.31
--------------------------------------- --------------------- ----------------------- -------------------------------
Fundamental Growth
     Class A                                      18,325,202               3,167,522                            5.79
     Class B                                       6,916,701               1,216,017                            5.69
     Class C                                         318,666                  55,965                            5.69
     Class I                                      62,881,753              10,805,834                            5.82
     Class Y                                          20,924                   3,597                            5.82
--------------------------------------- --------------------- ----------------------- -------------------------------
Fundamental Value
     Class A                                     641,156,030             117,692,649                            5.45
     Class B                                     293,904,772              55,227,068                            5.32
     Class C                                      17,116,872               3,204,289                            5.34
     Class I                                      38,341,137               6,987,269                            5.49
     Class Y                                         513,806                  93,892                            5.47
--------------------------------------- --------------------- ----------------------- -------------------------------
High Yield Bond
     Class A                                   1,734,607,908             606,766,116                            2.86
     Class B                                     628,996,597             220,191,985                            2.86
     Class C                                      36,119,894              12,717,550                            2.84
     Class I                                          10,072                   3,521                            2.86
     Class Y                                         510,977                 178,795                            2.86
--------------------------------------- --------------------- ----------------------- -------------------------------
Select Value
     Class A                                     525,317,144              79,034,723                            6.65
     Class B                                     202,624,816              31,180,806                            6.50
     Class C                                      11,856,832               1,824,372                            6.50
     Class I                                      13,938,125               2,079,347                            6.70
     Class Y                                          66,312                   9,928                            6.68
--------------------------------------- --------------------- ----------------------- -------------------------------
Selective
     Class A                                     591,107,900              68,029,020                            8.69
     Class B                                     124,736,789              14,357,845                            8.69
     Class C                                       4,242,590                 488,313                            8.69
     Class I                                     143,290,359              16,490,222                            8.69
     Class Y                                      50,484,935               5,815,214                            8.68
--------------------------------------- --------------------- ----------------------- -------------------------------
Short Duration U.S. Government
     Class A                                     894,085,093             186,727,963                            4.79
     Class B                                     588,209,128             122,837,566                            4.79
     Class C                                      23,606,429               4,929,965                            4.79
     Class I                                      31,332,182               6,535,370                            4.79
     Class Y                                      99,574,002              20,793,917                            4.79
--------------------------------------- --------------------- ----------------------- -------------------------------
Small Cap Equity
     Class A                                     122,560,969              21,107,913                            5.81
     Class B                                      46,071,722               8,146,718                            5.66
     Class C                                       3,743,293                 662,650                            5.65
     Class I                                       7,041,819               1,202,122                            5.86
     Class Y                                         135,399                  23,158                            5.85
--------------------------------------- --------------------- ----------------------- -------------------------------

Statement of Additional Information - Oct. 28, 2005                   Page 59

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
Small Cap Value
     Class A                                     746,569,553             112,761,101                            6.62
     Class B                                     347,749,645              53,888,572                            6.45
     Class C                                      21,382,301               3,306,736                            6.47
     Class I                                       9,252,001               1,384,674                            6.68
     Class Y                                         237,915                  35,744                            6.66
--------------------------------------- --------------------- ----------------------- -------------------------------
U.S. Government Mortgage
     Class A                                     159,223,769              31,128,293                            5.12
     Class B                                      97,863,453              19,124,334                            5.12
     Class C                                      10,556,978               2,062,750                            5.12
     Class I                                           9,924                   1,942                            5.11
     Class Y                                          34,968                   6,838                            5.11
--------------------------------------- --------------------- ----------------------- -------------------------------
Value
     Class A                                     266,775,559              49,757,191                            5.36
     Class B                                     145,697,978              27,768,947                            5.25
     Class C                                       9,149,580               1,739,170                            5.26
     Class I                                      48,010,163               8,894,177                            5.40
     Class Y                                         158,895                  29,513                            5.38
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                     189,684,740              35,995,218                            5.27
     Class B                                      16,159,650               3,068,100                            5.27
     Class C                                       3,056,044                 579,245                            5.28
--------------------------------------- --------------------- ----------------------- -------------------------------
Dividend Opportunity
     Class A                                     808,056,488             110,670,374                            7.30
     Class B                                     297,235,931              40,987,439                            7.25
     Class C                                      11,875,411               1,638,182                            7.25
     Class I                                          11,068                   1,513                            7.32
     Class Y                                         168,909                  23,085                            7.32
--------------------------------------- --------------------- ----------------------- -------------------------------
Insured Tax-Exempt
     Class A                                     323,488,272              58,836,401                            5.50
     Class B                                      46,534,461               8,464,126                            5.50
     Class C                                       5,852,002               1,062,313                            5.51
     Class Y                                           1,443                     263                            5.49
--------------------------------------- --------------------- ----------------------- -------------------------------
Massachusetts Tax-Exempt
     Class A                                      56,077,745              10,296,587                            5.45
     Class B                                      17,522,009               3,217,293                            5.45
     Class C                                       1,368,946                 251,459                            5.44
--------------------------------------- --------------------- ----------------------- -------------------------------
Michigan Tax-Exempt
     Class A                                      53,273,688               9,955,048                            5.35
     Class B                                       5,477,255               1,023,070                            5.35
     Class C                                       1,841,153                 343,994                            5.35
--------------------------------------- --------------------- ----------------------- -------------------------------
Minnesota Tax-Exempt
     Class A                                     341,393,866              63,764,004                            5.35
     Class B                                      48,659,135               9,087,318                            5.35
     Class C                                       9,005,026               1,681,783                            5.35
--------------------------------------- --------------------- ----------------------- -------------------------------
New York Tax-Exempt
     Class A                                      72,589,870              14,013,395                            5.18
     Class B                                      10,908,968               2,105,995                            5.18
     Class C                                       1,372,838                 265,013                            5.18
--------------------------------------- --------------------- ----------------------- -------------------------------
Ohio Tax-Exempt
     Class A                                      51,047,773               9,547,336                            5.35
     Class B                                       8,148,165               1,523,978                            5.35
     Class C                                       1,913,283                 357,731                            5.35
--------------------------------------- --------------------- ----------------------- -------------------------------
Real Estate
     Class A                                      61,688,427               4,590,743                           13.44
     Class B                                      18,120,502               1,355,604                           13.37
     Class C                                         930,923                  69,635                           13.37
     Class I                                      52,785,478               3,922,401                           13.46
     Class Y                                          35,779                   2,669                           13.41
--------------------------------------- --------------------- ----------------------- -------------------------------

Statement of Additional Information - Oct. 28, 2005                   Page 60

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                   3,053,596,963           3,053,389,372                            1.00
     Class B                                     129,253,208             129,443,572                            1.00
     Class C                                       2,169,631               2,169,977                            1.00
     Class I                                      12,099,006              12,099,403                            1.00
     Class Y                                     139,530,681             139,596,472                            1.00
--------------------------------------- --------------------- ----------------------- -------------------------------
Core Bond
     Class A                                      39,922,457               4,107,510                            9.72
     Class B                                      11,959,070              1,230,,225                            9.72
     Class C                                         595,484                  61,240                            9.72
     Class I                                     113,058,521              11,642,707                            9.71
     Class Y                                         100,477                  10,341                            9.72
--------------------------------------- --------------------- ----------------------- -------------------------------
Disciplined Equity
     Class A                                      28,058,336               4,189,337                            6.70
     Class B                                       9,287,787               1,402,057                            6.62
     Class C                                         188,938                  28,519                            6.62
     Class I                                      81,805,703              12,152,084                            6.73
     Class Y                                          34,351                   5,118                            6.71
--------------------------------------- --------------------- ----------------------- -------------------------------
Discovery
     Class A                                     150,554,497              16,143,047                            9.33
     Class B                                      12,996,095               1,539,633                            8.44
     Class C                                          26,679                   3,168                            8.42
     Class Y                                       2,778,376                 293,582                            9.46
--------------------------------------- --------------------- ----------------------- -------------------------------
Growth
     Class A                                   2,101,095,913              74,131,468                           28.34
     Class B                                     578,073,340              22,222,644                           26.01
     Class C                                      14,995,769                 576,446                           26.01
     Class I                                     146,738,136               5,072,507                           28.93
     Class Y                                     304,157,098              10,557,701                           28.81
--------------------------------------- --------------------- ----------------------- -------------------------------
Income Opportunities
     Class A                                     196,563,730              18,663,072                           10.53
     Class B                                      79,198,259               7,522,267                           10.53
     Class C                                       6,860,418                 651,716                           10.53
     Class I                                      68,574,958               6,502,225                           10.55
     Class Y                                         406,041                  38,524                           10.54
--------------------------------------- --------------------- ----------------------- -------------------------------
Inflation Protected Securities
     Class A                                      86,210,888               8,606,293                           10.02
     Class B                                      48,510,793               4,844,943                           10.01
     Class C                                       3,772,778                 376,805                           10.01
     Class I                                      51,702,672               5,161,341                           10.02
     Class Y                                          10,016                   1,000                           10.02
--------------------------------------- --------------------- ----------------------- -------------------------------
Large Cap Equity
     Class A                                   1,030,109,387             195,824,050                            5.26
     Class B                                     471,864,336              91,616,485                            5.15
     Class C                                       9,284,115               1,799,299                            5.16
     Class I                                      42,610,172               8,026,676                            5.31
     Class Y                                         208,437                  39,442                            5.28
--------------------------------------- --------------------- ----------------------- -------------------------------
Large Cap Value
     Class A                                      74,114,932              12,713,655                            5.83
     Class B                                      28,468,201               4,935,011                            5.77
     Class C                                       1,392,159                 241,376                            5.77
     Class I                                      37,827,081               6,453,226                            5.86
     Class Y                                         140,096                  23,947                            5.85
--------------------------------------- --------------------- ----------------------- -------------------------------
Limited Duration Bond
     Class A                                      83,392,570               8,517,001                            9.79
     Class B                                      25,023,689               2,555,305                            9.79
     Class C                                       1,611,885                 164,656                            9.79
     Class I                                      70,057,990               7,154,021                            9.79
     Class Y                                          59,896                   6,118                            9.79
--------------------------------------- --------------------- ----------------------- -------------------------------

Statement of Additional Information - Oct. 28, 2005                   Page 61

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
New Dimensions
     Class A                                   6,845,241,780             285,315,473                           23.99
     Class B                                   2,003,569,556              88,486,457                           22.64
     Class C                                      45,662,322               2,019,120                           22.61
     Class I                                      69,748,064               2,889,590                           24.14
     Class Y                                   2,557,141,395             106,000,741                           24.12
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------

Diversified Bond
     Class A                                   1,774,392,052             362,799,390                            4.89
     Class B                                     484,320,317              99,003,330                            4.89
     Class C                                      18,092,300               3,693,765                            4.90
     Class I                                           9,963                   2,037                            4.89
     Class Y                                     202,310,332              41,351,259                            4.89

---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                   1,077,076,237             116,405,595                            9.25
     Class B                                     112,782,778              12,273,591                            9.19
     Class C                                       2,911,211                 316,788                            9.19
     Class Y                                     181,701,926              19,639,186                            9.25
--------------------------------------- --------------------- ----------------------- -------------------------------
Diversified Equity Income
     Class A                                   2,455,128,497             248,435,750                            9.88
     Class B                                     876,753,088              88,974,448                            9.85
     Class C                                      38,083,847               3,868,662                            9.84
     Class I                                      17,793,479               1,798,472                            9.89
     Class Y                                      66,730,603               6,748,297                            9.89
--------------------------------------- --------------------- ----------------------- -------------------------------
Mid Cap Value
     Class A                                     330,631,850              48,565,529                            6.81
     Class B                                     127,763,466              19,061,202                            6.70
     Class C                                       6,512,086                 971,383                            6.70
     Class I                                      20,020,114               2,915,630                            6.87
     Class Y                                         355,295                  51,901                            6.85
--------------------------------------- --------------------- ----------------------- -------------------------------
Stock
     Class A                                   1,595,974,238              88,586,618                           18.02
     Class B                                     145,515,711               8,148,843                           17.86
     Class C                                       3,147,113                 176,940                           17.79
     Class I                                      12,191,913                 676,783                           18.01
     Class Y                                     437,771,200              24,301,388                           18.01
--------------------------------------- --------------------- ----------------------- -------------------------------
Strategic Allocation
     Class A                                     886,278,845             101,576,047                            8.73
     Class B                                      90,417,191              10,439,704                            8.66
     Class C                                       4,134,779                 478,256                            8.65
     Class Y                                       5,395,258                 618,480                            8.72
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
     Class A                                     190,500,049              30,359,602                            6.27
     Class B                                      73,255,622              12,316,180                            5.95
     Class C                                       1,211,363                 203,071                            5.97
     Class I                                      12,706,944               1,999,415                            6.36
     Class Y                                      18,013,900               2,838,508                            6.35
--------------------------------------- --------------------- ----------------------- -------------------------------
European Equity
     Class A                                      87,389,098              23,559,683                            3.71
     Class B                                      36,333,900               9,954,837                            3.65
     Class C                                       1,472,996                 403,503                            3.65
     Class I                                          10,646                   2,865                            3.72
     Class Y                                          16,178                   4,358                            3.71
--------------------------------------- --------------------- ----------------------- -------------------------------
Global Balanced
     Class A                                      56,802,615              10,819,137                            5.25
     Class B                                      29,946,507               5,813,358                            5.15
     Class C                                         788,884                 153,660                            5.13
     Class Y                                      12,506,399               2,368,527                            5.28
--------------------------------------- --------------------- ----------------------- -------------------------------

Statement of Additional Information - Oct. 28, 2005                 Page 62

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                     388,702,892              55,378,028                            7.02
     Class B                                     141,856,065              20,209,576                            7.02
     Class C                                       4,716,721                 674,551                            6.99
     Class I                                      24,020,955               3,414,514                            7.03
     Class Y                                          78,443                  11,149                            7.04
--------------------------------------- --------------------- ----------------------- -------------------------------
Global Equity
     Class A                                     364,487,949              70,705,385                            5.16
     Class B                                     103,737,319              21,300,358                            4.87
     Class C                                         958,277                 197,511                            4.85
     Class Y                                       4,482,992                 862,149                            5.20
--------------------------------------- --------------------- ----------------------- -------------------------------
Global Technology
     Class A                                     146,065,605              79,952,878                            1.83
     Class B                                      59,344,328              36,990,705                            1.60
     Class C                                       3,952,783               2,457,559                            1.61
     Class I                                          10,781                   5,882                            1.83
     Class Y                                         412,777                 225,433                            1.83
--------------------------------------- --------------------- ----------------------- -------------------------------
International Aggressive Growth
     Class A                                     151,029,652              22,062,205                            6.85
     Class B                                      43,847,769               6,551,452                            6.69
     Class C                                       2,733,926                 408,576                            6.69
     Class I                                      21,060,831               3,054,317                            6.90
     Class Y                                         194,904                  28,337                            6.88
--------------------------------------- --------------------- ----------------------- -------------------------------
International Equity
     Class A                                      97,591,124              13,879,271                            7.03
     Class B                                      21,998,053               3,168,563                            6.94
     Class C                                       1,535,888                 221,140                            6.95
     Class I                                      21,597,503               3,057,583                            7.06
     Class Y                                          82,712                  11,738                            7.05
--------------------------------------- --------------------- ----------------------- -------------------------------
International Opportunity
     Class A                                     347,164,473              52,723,946                            6.58
     Class B                                      74,433,389              11,592,373                            6.42
     Class C                                       1,792,168                 280,894                            6.38
     Class I                                      21,542,373               3,240,063                            6.65
     Class Y                                      30,660,554               4,629,728                            6.62
--------------------------------------- --------------------- ----------------------- -------------------------------
International Select Value
     Class A                                     626,407,916              81,535,854                            7.68
     Class B                                     219,316,011              29,207,356                            7.51
     Class C                                      11,798,008               1,572,120                            7.50
     Class I                                      22,052,586               2,854,070                            7.73
     Class Y                                         487,420                  63,137                            7.72
--------------------------------------- --------------------- ----------------------- -------------------------------
International Small Cap
     Class A                                      53,310,958               6,744,610                            7.90
     Class B                                      12,742,956               1,637,077                            7.78
     Class C                                         564,033                  72,292                            7.80
     Class I                                      10,684,163               1,345,331                            7.94
     Class Y                                          74,286                   9,371                            7.93
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond
     Class A                                     125,807,592              23,343,822                            5.39
     Class B                                      22,556,935               4,188,280                            5.39
     Class C                                       9,148,911               1,698,678                            5.39
     Class Y                                           1,302                     243                            5.36
--------------------------------------- --------------------- ----------------------- -------------------------------
Mid Cap Growth
     Class A                                   1,489,202,349             117,818,422                           12.64
     Class B                                     407,744,077              34,919,110                           11.68
     Class C                                      14,571,251               1,248,024                           11.68
     Class I                                      12,461,840                 973,107                           12.81
     Class Y                                     233,309,493              18,259,470                           12.78
--------------------------------------- --------------------- ----------------------- -------------------------------

Statement of Additional Information - Oct. 28, 2005                 Page 63

--------------------------------------- --------------------- ----------------------- -------------------------------
                 Fund                        Net assets         Shares outstanding     Net asset value of one share
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                     674,338,988             173,415,848                            3.89
     Class B                                      36,040,487               9,267,790                            3.89
     Class C                                       4,656,372               1,197,023                            3.89
     Class Y                                           1,894                     487                            3.89
--------------------------------------- --------------------- ----------------------- -------------------------------
Tax-Exempt High Income
     Class A                                   3,913,819,641             886,250,598                            4.42
     Class B                                     249,987,882              56,626,191                            4.41
     Class C                                      27,765,310               6,285,479                            4.42
     Class Y                                           1,992                     451                            4.42
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         N/A                    N/A                                      1.00
--------------------------------------- --------------------- ----------------------- -------------------------------

For Funds other than Money Market Funds. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of Funds-of-Funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by a Fund-of-Funds are valued as described above.

Statement of Additional Information - Oct. 28, 2005                 Page 64

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in another unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Portfolio Holdings Disclosure

The funds' Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Statement of Additional Information - Oct. 28, 2005                   Page 65

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the website (www.riversource.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the funds' Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Statement of Additional Information - Oct. 28, 2005                 Page 66

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Proxy Voting

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

o Corporate governance matters -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.


Statement of Additional Information - Oct. 28, 2005                 Page 67

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be obtained without charge:


   o  Through www.riversource.com/investments,


   o  On a website maintained by the SEC, www.sec.gov, or

   o By calling the fund's administrator, Board Services Corporation, collect at (612) 330-9283.

Investing in a Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

Class A -- Calculation of the Sales Charge

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                                 Table 10. Class A Sales Charge
---------------------------- --------------------------------------- ---------------------------------------------
       Fund category           Balanced, Equity, Fund of funds -        Fund of funds - bond, State tax-exempt
                                             equity                      bond, Taxable bond, Tax-exempt bond
---------------------------- --------------------------------------- ---------------------------------------------
                                                      Sales charge* as a percentage of:
---------------------------- -------------------------------------------------------------------------------------
Total market value            Public offering        Net amount         Public offering      Net amount invested
                                  price**             invested              price**
---------------------------- ------------------- ------------------- ---------------------- ----------------------
Up to $49,000                      5.75%               6.10%                 4.75%                  4.99%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$50,000-$99,999                    4.75%               4.99%                 4.25%                  4.44%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$100,000-$249,999                  3.50%               3.63%                 3.50%                  3.63%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$250,000-$499,999                  2.50%               2.56%                 2.50%                  2.56%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$500,000-$999,999                  2.00%               2.04%                 2.00%                  2.04%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$1,000,000 or more***              0.00%               0.00%                 0.00%                  0.00%
---------------------------- ------------------- ------------------- ---------------------- ----------------------

  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a fee to a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                 Page 68

                                 Table 11. Public Offering Price
------------------------------------------ ---------------------- ----------------------- -----------------------
                  Fund                        Net asset value       1.0 minus maximum     Public offering price
                                                                       sales charge
------------------------------------------ ---------------------- ----------------------- -----------------------
For funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                      $10.53                  0.9425                 $11.17
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Conservative                     10.23                  0.9525                  10.74
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Moderate                         10.47                  0.9425                  11.11
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Moderate Aggressive              10.50                  0.9425                  11.14
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Moderate Conservative            10.35                  0.9525                  10.87
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Total Equity                     10.55                  0.9425                  11.19
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Company Index                                8.21                   0.9425                   8.71
------------------------------------------ ---------------------- ----------------------- -----------------------
S&P 500 Index (for Class D)                        4.55              No sales charge               4.55
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------------
Equity Value                                       10.12                  0.9425                  10.74
------------------------------------------ ---------------------- ----------------------- -----------------------
Precious Metals                                    8.98                   0.9425                   9.53
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Advantage                                7.07                   0.9425                   7.50
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Growth                                   4.19                   0.9425                   4.45
------------------------------------------ ---------------------- ----------------------- -----------------------
Strategy Aggressive                                11.43                  0.9425                  12.13
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth                                  7.29                   0.9425                   7.73
------------------------------------------ ---------------------- ----------------------- -----------------------
Fundamental Growth                                 5.79                   0.9425                   6.14
------------------------------------------ ---------------------- ----------------------- -----------------------
Fundamental Value                                  5.45                   0.9425                   5.78
------------------------------------------ ---------------------- ----------------------- -----------------------
High Yield Bond                                    2.86                   0.9525                   3.00
------------------------------------------ ---------------------- ----------------------- -----------------------
Select Value                                       6.65                   0.9425                   7.06
------------------------------------------ ---------------------- ----------------------- -----------------------
Selective                                          8.69                   0.9525                   9.12
------------------------------------------ ---------------------- ----------------------- -----------------------
Short Duration U.S. Government                     4.79                   0.9525                   5.03
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Equity                                   5.81                   0.9425                   6.16
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Value                                    6.62                   0.9425                   7.02
------------------------------------------ ---------------------- ----------------------- -----------------------
U.S. Government Mortgage                           5.12                   0.9525                   5.38
------------------------------------------ ---------------------- ----------------------- -----------------------
Value                                              5.36                   0.9425                   5.69
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt                              5.27                   0.9525                   5.53
------------------------------------------ ---------------------- ----------------------- -----------------------
Dividend Opportunity                               7.30                   0.9425                   7.75
------------------------------------------ ---------------------- ----------------------- -----------------------
Insured Tax-Exempt                                 5.50                   0.9525                   5.77
------------------------------------------ ---------------------- ----------------------- -----------------------
Massachusetts Tax-Exempt                           5.45                   0.9525                   5.72
------------------------------------------ ---------------------- ----------------------- -----------------------
Michigan Tax-Exempt                                5.35                   0.9525                   5.62
------------------------------------------ ---------------------- ----------------------- -----------------------
Minnesota Tax-Exempt                               5.35                   0.9525                   5.62
------------------------------------------ ---------------------- ----------------------- -----------------------
New York Tax-Exempt                                5.18                   0.9525                   5.44
------------------------------------------ ---------------------- ----------------------- -----------------------
Ohio Tax-Exempt                                    5.35                   0.9525                   5.62
------------------------------------------ ---------------------- ----------------------- -----------------------
Real Estate                                        13.44                  0.9425                  14.26
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-----------------------------------------------------------------------------------------------------------------
Cash Management                                    1.00              No sales charge               1.00
------------------------------------------ ---------------------- ----------------------- -----------------------
Core Bond                                          9.72                   0.9525                  10.20
------------------------------------------ ---------------------- ----------------------- -----------------------
Disciplined Equity                                 6.70                   0.9425                   7.11
------------------------------------------ ---------------------- ----------------------- -----------------------
Discovery                                          9.33                   0.9425                   9.90
------------------------------------------ ---------------------- ----------------------- -----------------------
Growth                                             28.34                  0.9425                  30.07
------------------------------------------ ---------------------- ----------------------- -----------------------
Income Opportunities                               10.53                  0.9525                  11.06
------------------------------------------ ---------------------- ----------------------- -----------------------
Inflation Protected Securities                     10.02                  0.9525                  10.52
------------------------------------------ ---------------------- ----------------------- -----------------------
Large Cap Equity                                   5.26                   0.9425                   5.58
------------------------------------------ ---------------------- ----------------------- -----------------------
Large Cap Value                                    5.83                   0.9425                   6.19
------------------------------------------ ---------------------- ----------------------- -----------------------
Limited Duration Bond                              9.79                   0.9525                  10.28
------------------------------------------ ---------------------- ----------------------- -----------------------
New Dimensions                                     23.99                  0.9425                  25.45
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------------

Diversified Bond                                   4.89                   0.9525                   5.13

-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------------
Balanced                                           9.25                   0.9425                   9.81
------------------------------------------ ---------------------- ----------------------- -----------------------
Diversified Equity Income                          9.88                   0.9425                  10.48
------------------------------------------ ---------------------- ----------------------- -----------------------
Mid Cap Value                                      6.81                   0.9425                   7.23
------------------------------------------ ---------------------- ----------------------- -----------------------
Stock                                              18.02                  0.9425                  19.12
------------------------------------------ ---------------------- ----------------------- -----------------------
Strategic Allocation                               8.73                   0.9425                   9.26
------------------------------------------ ---------------------- ----------------------- -----------------------

Statement of Additional Information - Oct. 28, 2005                 Page 69

------------------------------------------ ---------------------- ----------------------- -----------------------
                  Fund                        Net asset value       1.0 minus maximum     Public offering price
                                                                       sales charge
------------------------------------------ ---------------------- ----------------------- -----------------------
For funds with fiscal period ending October 31
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                                   6.27                   0.9425                   6.65
------------------------------------------ ---------------------- ----------------------- -----------------------
European Equity                                    3.71                   0.9425                   3.94
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Balanced                                    5.25                   0.9425                   5.57
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Bond                                        7.02                   0.9525                   7.37
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Equity                                      5.16                   0.9425                   5.47
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Technology                                  1.83                   0.9425                   1.94
------------------------------------------ ---------------------- ----------------------- -----------------------
International Aggressive Growth                    6.85                   0.9425                   7.27
------------------------------------------ ---------------------- ----------------------- -----------------------
International Equity                               7.03                   0.9425                   7.46
------------------------------------------ ---------------------- ----------------------- -----------------------
International Opportunity                          6.58                   0.9425                   6.98
------------------------------------------ ---------------------- ----------------------- -----------------------
International Select Value                         7.68                   0.9425                   8.15
------------------------------------------ ---------------------- ----------------------- -----------------------
International Small Cap                            7.90                   0.9425                   8.38
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                       5.39                   0.9525                   5.66
------------------------------------------ ---------------------- ----------------------- -----------------------
Mid Cap Growth                                     12.64                  0.9425                  13.41
------------------------------------------ ---------------------- ----------------------- -----------------------
Tax-Exempt Bond                                    3.89                   0.9525                   4.08
------------------------------------------ ---------------------- ----------------------- -----------------------
Tax-Exempt High Income                             4.42                   0.9525                   4.64
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                            1.00              No sales charge               1.00
------------------------------------------ ---------------------- ----------------------- -----------------------

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

                              Deferred Sales Charge
------------------------- ------------------------------------------------------
                                          Number of participants
------------------------- ------------------------------------------------------
Total plan assets                    1-99                     100 or more
------------------------- ---------------------------- -------------------------
Less than $1 million                  4%                           0%
------------------------- ---------------------------- -------------------------
$1 million or more                    0%                           0%
------------------------- ---------------------------- -------------------------

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act
   (UTMA) accounts are not members of the same primary household group, the distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before receipt of your signed LOI in the distributor's corporate office will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI.

Statement of Additional Information - Oct. 28, 2005                 Page 70

While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of an RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class B Shares

Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in RiverSource funds or

      o  500 or more participants.

   A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

Statement of Additional Information - Oct. 28, 2005                 Page 71

Money Market Funds

The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another RiverSource fund may be used to automatically purchase shares in the same class of another fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to another fund the following day. Dividends can be exchanged into the same class of another RiverSource fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

   o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which Ameriprise Trust Company acts as custodian;

   o Between two Ameriprise Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

   o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under UGMA or UTMA only into other UGMA or UTMA accounts with identical ownership.

Each fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Statement of Additional Information - Oct. 28, 2005                 Page 72

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which Ameriprise Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial advisor or investment professional, or write RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Statement of Additional Information - Oct. 28, 2005                 Page 73

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                Table 12. Capital Loss Carryover
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
                      Total        Amount       Amount        Amount         Amount        Amount       Amount       Amount
      Fund           capital      expiring     expiring     expiring in   expiring in   expiring in    expiring     expiring
                       loss        in 2007      in 2008        2009           2010          2011        in 2012      in 2013
                    carryovers
--------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
--------------------------------------------------------------------------------------------------------------------------------
Portfolio                     0
Builder
Aggressive
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Portfolio                     0
Builder
Conservative
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Portfolio                     0
Builder Moderate
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Portfolio                     0
Builder Moderate
Aggressive
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Portfolio                     0
Builder Moderate
Conservative
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Portfolio                     0
Builder Total
Equity
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Small Company                 0
Index
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
S&P 500 Index        49,784,007            0            0      2,387,603     5,744,216     9,288,103   16,618,673   15,745,412
--------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value        225,502,046            0            0              0             0   183,326,800   42,175,246            0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Precious Metals      12,026,077            0            0      6,859,490             0             0            0    1,731,355
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Small Cap                     0
Advantage
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Small Cap Growth     18,477,538            0            0              0             0    18,477,538            0            0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Strategy           1,414,474,084           0            0    207,116,650   841,156,325   315,348,051   23,741,111   27,111,947
Aggressive
--------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth       593,899            0            0              0             0             0            0      593,899
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Fundamental             645,527            0            0              0             0             0            0      320,705
Growth
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Fundamental Value    10,783,099            0            0              0       180,117     5,185,330    2,015,696    1,996,447
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
High Yield Bond    1,376,361,404           0   80,574,095    226,001,198   517,121,802   552,664,309            0            0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Select Value         35,108,088            0            0              0    15,995,507    16,604,151    2,508,430            0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Selective            29,747,019            0            0              0             0    24,224,582            0    5,017,493
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Short Duration      205,645,039            0   35,174,077    117,356,906             0             0            0   36,267,962
U.S. Government
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Small Cap Equity              0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Small Cap Value               0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
U.S. Government               0
Mortgage
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------
Value                         0
------------------ ------------- ------------ ------------ -------------- ------------- ------------- ------------ ------------

----------------------------------------------- ------------
                                                  Amount
      Fund                                       expiring
                                                  in 2014

----------------------------------------------- ------------
For funds with fiscal period ending January 31
----------------------------------------------- ------------

Portfolio
Builder
Aggressive
----------------------------------------------- ------------
Portfolio
Builder
Conservative
----------------------------------------------- ------------
Portfolio
Builder Moderate
----------------------------------------------- ------------
Portfolio
Builder Moderate
Aggressive
----------------------------------------------- ------------
Portfolio
Builder Moderate
Conservative
----------------------------------------------- ------------
Portfolio
Builder Total
Equity
----------------------------------------------- ------------
Small Company
Index
----------------------------------------------- ------------
S&P 500 Index                                             0
----------------------------------------------- ------------
For funds with fiscal period ending March 31
----------------------------------------------- ------------
Equity Value                                              0
----------------------------------------------- ------------
Precious Metals                                   3,435,232
----------------------------------------------- ------------
Small Cap
Advantage
----------------------------------------------- ------------
Small Cap Growth                                          0
----------------------------------------------- ------------
Strategy                                                  0
Aggressive
----------------------------------------------- ------------
For funds with fiscal period ending May 31
----------------------------------------------- ------------
Aggressive Growth                                         0
----------------------------------------------- ------------
Fundamental                                         324,822
Growth
----------------------------------------------- ------------
Fundamental Value                                 1,405,509
----------------------------------------------- ------------
High Yield Bond                                           0
----------------------------------------------- ------------
Select Value                                              0
----------------------------------------------- ------------
Selective                                           504,944
----------------------------------------------- ------------
Short Duration                                   16,846,094
U.S. Government
----------------------------------------------- ------------
Small Cap Equity
----------------------------------------------- ------------
Small Cap Value
----------------------------------------------- ------------
U.S. Government
Mortgage
----------------------------------------------- ------------
Value
----------------------------------------------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 74

-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- ---------- ------
                         Total       Amount      Amount        Amount         Amount        Amount       Amount     Amount   Amount
      Fund              capital     expiring    expiring     expiring in   expiring in   expiring in    expiring   expiring expiring
                          loss       in 2007     in 2008        2009           2010          2011        in 2012    in 2013  in 2014
                       carryovers
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
------------------------------------------------------------------------------------------------------------------------------------

California                      0
Tax-Exempt

-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Dividend             501,472,613            0            0             0             0    501,472,613           0        0         0
Opportunity
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Insured                         0
Tax-Exempt
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Massachusetts                   0
Tax-Exempt
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Michigan                        0
Tax-Exempt
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Minnesota                       0
Tax-Exempt
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
New York                        0
Tax-Exempt
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Ohio                       87,465           0            0             0             0              0           0   87,465         0
Tax-Exempt
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Real Estate                     0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                 0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Core Bond                 138,430           0            0             0             0              0           0        0   138,430
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Disciplined Equity              0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Discovery              68,875,260           0            0             0    26,744,961     42,130,299           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Growth                913,031,953           0            0             0   544,257,626    368,774,327           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Income                          0
Opportunities
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Inflation                  52,096           0            0             0             0              0           0        0    52,096
Protected
Securities
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Large Cap Equity      953,822,923           0  506,643,917   416,711,846    20,988,174      9,478,986           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Large Cap Value                 0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Limited Duration           34,483           0            0             0             0              0           0        0    34,483
Bond
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
New Dimensions         61,551,685           0    5,869,455    42,999,536     8,294,019      4,388,675           0        0         0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
------------------------------------------------------------------------------------------------------------------------------------

Diversified Bond      104,817,787           0            0    78,698,873    26,118,914              0           0        0         0

------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 3
------------------------------------------------------------------------------------------------------------------------------------
Balanced              903,118,305           0            0    15,302,375   494,252,075    368,676,980  24,886,875        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Diversified Equity     77,193,402           0            0             0             0     77,193,402           0        0         0
Income
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Mid Cap Value                   0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Stock                 256,397,902           0            0             0             0    256,397,902           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Strategic             235,368,884           0            0       212,572   132,591,360    102,564,952           0        0         0
Allocation
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets       75,392,313           0            0    75,392,313             0              0           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
European Equity       103,905,954           0            0    82,370,221    16,514,518      5,021,215           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Global Balanced        43,431,051           0            0    30,518,697    10,684,989      2,227,365           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Global Bond            11,113,313           0            0             0    11,113,313              0           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
Global Equity         631,430,152           0            0   457,285,316   143,634,885     30,509,951           0        0         0
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------

Global Technology     407,294,569           0            0   325,995,342    81,299,227              0           0        0         0

-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------
International                   0
Aggressive Growth
-------------------- ------------- ----------- ------------ ------------- ------------- -------------- ----------- -------- --------

Statement of Additional Information - Oct. 28, 2005                     Page 75

-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
                         Total       Amount       Amount        Amount         Amount      Amount       Amount     Amount    Amount
      Fund              capital     expiring     expiring     expiring in   expiring in  expiring in   expiring   expiring  expiring
                          loss       in 2007      in 2008        2009           2010         2011      in 2012    in 2013   in 2014
                       carryovers
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
International                   0
Equity
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
International         476,235,045           0             0   378,740,075    59,231,998   38,262,972           0        0        0
Opportunity
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
International                   0
Select Value
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
International                   0
Small Cap
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate                    0
Tax-Exempt Bond
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
Mid Cap Growth        221,285,665           0             0   111,582,809    92,560,758            0  17,142,098        0        0
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
Tax-Exempt Bond                 0
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
Tax-Exempt High         3,778,031   3,757,482        20,549             0             0            0           0        0        0
Income
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------
Tax-Exempt Money           18,498           0           167             0        18,331            0           0        0        0
Market
-------------------- ------------- ----------- ------------- ------------- ------------- ------------ ----------- -------- ---------

It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

For State Tax-Exempt Bond and Tax-Exempt Bond Funds, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Statement of Additional Information - Oct. 28, 2005                     Page 76

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Bond Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           Table 13. Corporate Deduction and Qualified Dividend Income

------------------------------------------ ------------------------------------- -------------------------------------
                  Fund                     Percent of dividends qualifying for      Qualified dividend income for
                                                   corporate deduction                       individuals
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                              16.99%                                29.31%
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Conservative                             5.46                                  9.73
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Moderate                                10.03                                 17.52
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Moderate Aggressive                     13.43                                 23.64
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Moderate Conservative                    7.66                                 13.39
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Total Equity                            20.84                                 36.74
------------------------------------------ ------------------------------------- -------------------------------------
Small Company Index                                         0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
S&P 500 Index                                             100.00                                100.00
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
----------------------------------------------------------------------------------------------------------------------
Equity Value                                              100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Precious Metals                                            0.50                                  3.00
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Advantage                                         0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Growth                                            0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Strategy Aggressive                                         0                                     0
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                          3.17                                  3.23
------------------------------------------ ------------------------------------- -------------------------------------
Fundamental Growth                                        19.07                                 19.00
------------------------------------------ ------------------------------------- -------------------------------------
Fundamental Value                                         100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
High Yield Bond                                            0.99                                  0.99
------------------------------------------ ------------------------------------- -------------------------------------
Select Value                                              100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Selective                                                   0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Short Duration U.S. Government                              0                                     0
------------------------------------------ ------------------------------------- -------------------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 77

------------------------------------------ ------------------------------------- -------------------------------------
                  Fund                     Percent of dividends qualifying for      Qualified dividend income for
                                                   corporate deduction                       individuals
----------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                           6.07                                  6.31
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Value                                           33.67                                 43.71
------------------------------------------ ------------------------------------- -------------------------------------
U.S. Government Mortgage                                    0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Value                                                     100.00                                100.00
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                       0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Dividend Opportunity                                      100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Insured Tax-Exempt                                          0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Massachusetts Tax-Exempt                                    0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Michigan Tax-Exempt                                         0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Minnesota Tax-Exempt                                        0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
New York Tax-Exempt                                         0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Ohio Tax-Exempt                                             0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Real Estate                                                0.12                                  1.61
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
----------------------------------------------------------------------------------------------------------------------
Cash Management                                             0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Core Bond                                                   0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Disciplined Equity                                        34.99                                 35.08
------------------------------------------ ------------------------------------- -------------------------------------
Discovery                                                   0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Growth                                                      0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Income Opportunities                                       0.13                                  0.13
------------------------------------------ ------------------------------------- -------------------------------------
Inflation Protected Securities                              0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Large Cap Equity                                          91.46                                 91.96
------------------------------------------ ------------------------------------- -------------------------------------
Large Cap Value                                           50.94                                 55.22
------------------------------------------ ------------------------------------- -------------------------------------
Limited Duration Bond                                       0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
New Dimensions                                            100.00                                100.00
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
----------------------------------------------------------------------------------------------------------------------

Diversified Bond                                            0                                     0

----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------------
Balanced                                                  66.44                                 71.15
------------------------------------------ ------------------------------------- -------------------------------------
Diversified Equity Income                                 100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Mid Cap Value                                             100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Stock                                                     100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Strategic Allocation                                      92.68                                 93.36
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                            0                                   10.85
------------------------------------------ ------------------------------------- -------------------------------------
European Equity                                             0                                   67.45
------------------------------------------ ------------------------------------- -------------------------------------
Global Balanced                                           15.07                                 37.57
------------------------------------------ ------------------------------------- -------------------------------------
Global Bond                                                 0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Global Equity                                             100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Global Technology                                           0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
International Aggressive Growth                            1.48                                 100.00
------------------------------------------ ------------------------------------- -------------------------------------
International Equity                                        0                                   39.28
------------------------------------------ ------------------------------------- -------------------------------------
International Opportunity                                   0                                   100.00
------------------------------------------ ------------------------------------- -------------------------------------
International Select Value                                  0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
International Small Cap                                     0                                   17.89
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                                0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Mid Cap Growth                                              0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Tax-Exempt Bond                                             0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Tax-Exempt High Income                                      0                                     0
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                     0                                     0
------------------------------------------ ------------------------------------- -------------------------------------

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Statement of Additional Information - Oct. 28, 2005                     Page 78

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


Statement of Additional Information - Oct. 28, 2005                     Page 79

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee.

                 Table 14. Investment Management Services Agreement Fee Schedule
-------------------------------------- ------------------------ ---------------------- ---------------------------
                Fund                      Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Aggressive Growth                            First $0.50                0.890                    0.890
                                              Next 0.50                 0.865
                                              Next 1.0                  0.840
                                              Next 1.0                  0.815
                                              Next 3.0                  0.790
                                              Over 6.0                  0.765
-------------------------------------- ------------------------ ---------------------- ---------------------------
Balanced                                     First $1.0                 0.530                    0.523
                                              Next 1.0                  0.505
                                              Next 1.0                  0.480
                                              Next 3.0                  0.455
                                              Over 6.0                  0.430
-------------------------------------- ------------------------ ---------------------- ---------------------------
California Tax-Exempt                        First $0.25                0.470          California - 0.470
Massachusetts Tax-Exempt                      Next 0.25                 0.445          Massachusetts - 0.470
Michigan Tax-Exempt                           Next 0.25                 0.420          Michigan - 0.470
Minnesota Tax-Exempt                          Next 0.25                 0.405          Minnesota - 0.461
New York Tax-Exempt                           Over 1.0                  0.380          New York - 0.470
Ohio Tax-Exempt                                                                        Ohio - 0.470
-------------------------------------- ------------------------ ---------------------- ---------------------------
Cash Management                              First $1.0                 0.360          Cash -  0.327
Tax-Exempt Money Market                       Next 0.5                  0.343          Tax-Exempt - 0.360
                                              Next 0.5                  0.325
                                              Next 0.5                  0.308
                                              Next 1.0                  0.290
                                              Next 3.0                  0.270
                                              Over 6.5                  0.250
-------------------------------------- ------------------------ ---------------------- ---------------------------

Core Bond                                    First $1.0                 0.540                    0.540
Limited Duration Bond                         Next 1.0                  0.515
                                              Next 1.0                  0.490
                                              Next 3.0                  0.465
                                              Next 3.0                  0.440
                                              Over 9.0                  0.415

-------------------------------------- ------------------------ ---------------------- ---------------------------
Disciplined Equity                           First $1.0                 0.600          Disciplined Equity - 0.600
Growth                                        Next 1.0                  0.575          Growth - 0.573
Large Cap Equity                              Next 1.0                  0.550          Large Cap Equity - 0.591
Large Cap Value                               Next 3.0                  0.525          Large Cap Value - 0.600
Mid Cap Growth                                Next 6.0                  0.500          Mid Cap Growth- 0.585
New Dimensions                                Next 12.0                 0.490          New Dimensions - 0.526
                                              Over 24.0                 0.480
-------------------------------------- ------------------------ ---------------------- ---------------------------
Discovery                                    First $0.25                0.640                    0.640
                                              Next 0.25                 0.615
                                              Next 0.25                 0.590
                                              Next 0.25                 0.565
                                              Next 1.0                  0.540
                                              Over 2.0                  0.515
-------------------------------------- ------------------------ ---------------------- ---------------------------

Diversified Bond                             First $1.0                 0.520          Diversified Bond - 0.500
Selective                                     Next 1.0                  0.495          Selective - 0.520
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395
-------------------------------------- ------------------------ ---------------------- ---------------------------


Statement of Additional Information - Oct. 28, 2005                     Page 80

-------------------------------------- ------------------------ ---------------------- ---------------------------
                Fund                      Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Diversified Equity Income                    First $0.50                0.530          Diversified Equity Income
Equity Value                                  Next 0.50                 0.505          - 0.640
Stock                                         Next 1.0                  0.480          Equity Value - 0.513
Strategic Allocation                          Next 1.0                  0.455          Stock - 0.495
                                              Next 3.0                  0.430          Strategic Allocation -
                                              Over 6.0                  0.400          0.518

-------------------------------------- ------------------------ ---------------------- ---------------------------
Dividend Opportunity                         First $0.50                0.610                    0.594
                                              Next 0.50                 0.585
                                              Next 1.0                  0.560
                                              Next 1.0                  0.535
                                              Next 3.0                  0.510
                                              Over 6.0                  0.485
-------------------------------------- ------------------------ ---------------------- ---------------------------
Emerging Markets                             First $0.25                1.100                    1.097
                                              Next 0.25                 1.080
                                              Next 0.25                 1.060
                                              Next 0.25                 1.040
                                              Next 1.0                  1.020
                                              Over 2.0                  1.000
-------------------------------------- ------------------------ ---------------------- ---------------------------
European Equity                              First $0.25                0.800          European Equity - 0.800
Global Equity                                 Next 0.25                 0.775          Global Equity - 0.788
International Opportunity                     Next 0.25                 0.750          International Opportunity
Precious Metals                               Next 0.25                 0.725          - 0.788
                                              Next 1.0                  0.700          Precious Metals - 0.800
                                              Over 2.0                  0.675
-------------------------------------- ------------------------ ---------------------- ---------------------------
Fundamental Growth                           First $1.0                 0.780                    0.780
                                              Next 1.0                  0.755
                                              Next 1.0                  0.730
                                              Next 3.0                  0.705
                                              Over 6.0                  0.680
-------------------------------------- ------------------------ ---------------------- ---------------------------
Fundamental Value                            First $0.50                0.730          Fundamental Value - 0.718
Value                                         Next 0.50                 0.705          Value - 0.730
                                              Next 1.0                  0.680
                                              Next 1.0                  0.655
                                              Next 3.0                  0.630
                                              Over 6.0                  0.600
-------------------------------------- ------------------------ ---------------------- ---------------------------
Global Balanced                              First $0.25                0.790                    0.790
                                              Next 0.25                 0.765
                                              Next 0.25                 0.740
                                              Next 0.25                 0.715
                                              Next 1.0                  0.690
                                              Over 2.0                  0.665
-------------------------------------- ------------------------ ---------------------- ---------------------------
Global Bond                                  First $0.25                0.770                    0.754
                                              Next 0.25                 0.745
                                              Next 0.25                 0.720
                                              Next 0.25                 0.695
                                              Over 1.0                  0.670
-------------------------------------- ------------------------ ---------------------- ---------------------------
Global Technology                            First $0.25                0.720                    0.720
                                              Next 0.25                 0.695
                                              Next 0.25                 0.670
                                              Next 0.25                 0.645
                                              Next 1.0                  0.620
                                              Over 2.0                  0.595
-------------------------------------- ------------------------ ---------------------- ---------------------------
High Yield Bond                              First $1.0                 0.590                    0.568
                                              Next 1.0                  0.565
                                              Next 1.0                  0.540
                                              Next 3.0                  0.515
                                              Next 3.0                  0.490
                                              Over 9.0                  0.465
-------------------------------------- ------------------------ ---------------------- ---------------------------
Income Opportunities                         First $1.0                 0.610                    0.610
                                              Next 1.0                  0.585
                                              Next 1.0                  0.560
                                              Next 3.0                  0.535
                                              Next 3.0                  0.510
                                              Over 9.0                  0.485
-------------------------------------- ------------------------ ---------------------- ---------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 81

-------------------------------------- ------------------------ ---------------------- ---------------------------
                Fund                      Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Inflation Protected Securities               First $1.0                 0.440                    0.440
                                              Next 1.0                  0.415
                                              Next 1.0                  0.390
                                              Next 3.0                  0.365
                                              Next 3.0                  0.340
                                              Over 9.0                  0.315
-------------------------------------- ------------------------ ---------------------- ---------------------------

Insured Tax-Exempt                           First $1.0                 0.450                     .450
Intermediate Tax-Exempt                       Next 1.0                  0.425
Tax-Exempt Bond                               Next 1.0                  0.400
                                              Next 3.0                  0.375
                                              Over 6.0                  0.350

-------------------------------------- ------------------------ ---------------------- ---------------------------
International Aggressive Growth              First $0.25                1.000                    1.000
                                              Next 0.25                 0.975
                                              Next 0.25                 0.950
                                              Next 0.25                 0.925
                                              Next 1.0                  0.900
                                              Over 2.0                  0.875
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Equity                         First $0.25                0.970                    0.970
                                              Next 0.25                 0.945
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                              Next 1.0                  0.870
                                              Over 2.0                  0.845
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Select Value                   First $0.25                0.900                    0.900
                                              Next 0.25                 0.875
                                              Next 0.25                 0.850
                                              Next 0.25                 0.825
                                              Next 1.0                  0.800
                                              Over 2.0                  0.775
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Small Cap                      First $0.25                1.120                    1.120
                                              Next 0.25                 1.095
                                              Next 0.25                 1.070
                                              Next 0.25                 1.045
                                              Next 1.0                  1.020
                                              Over 2.0                  0.995
-------------------------------------- ------------------------ ---------------------- ---------------------------
Mid Cap Value                                First $1.0                 0.700                    0.700
                                              Next 1.0                  0.675
                                              Next 1.0                  0.650
                                              Next 3.0                  0.625
                                              Next 6.0                  0.600
                                              Next 12.0                 0.590
                                              Over 24.0                 0.580
-------------------------------------- ------------------------ ---------------------- ---------------------------
Portfolio Builder Aggressive                     All                    0.080                    0.080
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate
Conservative
Portfolio Builder Total Equity
-------------------------------------- ------------------------ ---------------------- ---------------------------
Real Estate                                  First $1.0                 0.840                    0.840
                                              Next 1.0                  0.815
                                              Next 1.0                  0.790
                                              Next 3.0                  0.765
                                              Next 6.0                  0.740
                                              Next 12.0                 0.739
                                              Over 24.0                 0.720
-------------------------------------- ------------------------ ---------------------- ---------------------------
S&P 500 Index                                First $1.0                 0.240                    0.240
                                              Next 1.0                  0.230
                                              Next 3.0                  0.220
                                              Over 6.0                  0.210
-------------------------------------- ------------------------ ---------------------- ---------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 82

-------------------------------------- ------------------------ ---------------------- ---------------------------
                Fund                      Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Select Value                                 First $0.50                0.780                    0.772
                                              Next 0.50                 0.755
                                              Next 1.0                  0.730
                                              Next 1.0                  0.705
                                              Next 3.0                  0.680
                                              Over 6.0                  0.650
-------------------------------------- ------------------------ ---------------------- ---------------------------
Short Duration U.S. Government               First $1.0                 0.050                    0.510
                                              Next 1.0                  0.045
                                              Next 1.0                  0.040
                                              Next 3.0                  0.035
                                              Next 3.0                  0.030
                                              Over 9.0                  0.025
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Cap Advantage                          First $0.25                0.740                    0.708
                                              Next 0.25                 0.715
                                              Next 0.25                 0.690
                                              Next 0.25                 0.665
                                              Next 1.0                  0.640
                                              Over 2.0                  0.615
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Cap Equity                             First $0.25                0.970          Small Cap Equity - 0.970
Small Cap Value                               Next 0.25                 0.945          Small Cap Value - 0.926
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                              Over 1.0                  0.870
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Cap Growth                             First $0.25                0.920                    0.920
                                              Next 0.25                 0.895
                                              Next 0.25                 0.870
                                              Next 0.25                 0.845
                                              Next 1.0                  0.820
                                              Over 2.0                  0.795
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Company Index                          First $0.25                0.380                    0.359
                                              Next 0.25                 0.370
                                              Next 0.25                 0.360
                                              Next 0.25                 0.350
                                              Over 1.0                  0.340
-------------------------------------- ------------------------ ---------------------- ---------------------------
Strategy Aggressive                          First $1.0                 0.600                    0.600
                                              Next 1.0                  0.575
                                              Next 1.0                  0.550
                                              Next 3.0                  0.525
                                              Over 6.0                  0.500
-------------------------------------- ------------------------ ---------------------- ---------------------------
Tax-Exempt High Income                       First $1.0                 0.490                    0.451
                                              Next 1.0                  0.465
                                              Next 1.0                  0.440
                                              Next 3.0                  0.415
                                              Next 3.0                  0.390
                                              Over 9.0                  0.360
-------------------------------------- ------------------------ ---------------------- ---------------------------
U.S. Government Mortgage                     First $1.0                 0.520                    0.520
                                              Next 1.0                  0.495
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395
-------------------------------------- ------------------------ ---------------------- ---------------------------

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

For Equity and Balanced Funds, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 83

                                            Table 15. Lipper Indexes

--------------------------------------- ---------------------------------------- ---------------------------------
                 Fund                                Lipper Index                   Fee Increase or (Decrease)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending March 31
------------------------------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds                                      817,917
--------------------------------------- ---------------------------------------- ---------------------------------
Precious Metals                         Lipper Gold Funds                                                (27,758)
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                                        89,147
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Growth                        Lipper Small-Cap Growth Funds                                   (249,698)
--------------------------------------- ---------------------------------------- ---------------------------------
Strategy Aggressive                     Lipper Mid-Cap Growth Funds                                     (854,620)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending May 31
------------------------------------------------------------------------------------------------------------------
Aggressive Growth                       Lipper Mid-Cap Growth Funds                                         1,158
--------------------------------------- ---------------------------------------- ---------------------------------
Fundamental Growth                      Lipper Large-Cap Growth Funds                                    (31,784)
--------------------------------------- ---------------------------------------- ---------------------------------
Fundamental Value                       Lipper Large-Cap Value Funds                                       39,947
--------------------------------------- ---------------------------------------- ---------------------------------
Select Value                            Lipper Multi-Cap Value Funds                                    (211,710)
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Equity                        Lipper Small-Cap Core Funds                                       (4,445)
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Value                         Lipper Small-Cap Value Funds                                    (576,478)
--------------------------------------- ---------------------------------------- ---------------------------------
Value                                   Lipper Large-Cap Value Funds                                     (69,520)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending June 30
------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                                         29,485
--------------------------------------- ---------------------------------------- ---------------------------------

Real Estate                             Lipper Real Estate Funds                                            8,364

------------------------------------------------------------------------------------------------------------------
Fiscal year ending July 31
------------------------------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds                                        15,749
--------------------------------------- ---------------------------------------- ---------------------------------
Discovery                               Lipper Small-Cap Core Funds                                        39,153
--------------------------------------- ---------------------------------------- ---------------------------------
Growth                                  Lipper Large-Cap Growth Funds                                   1,705,757
--------------------------------------- ---------------------------------------- ---------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds                                     (414,150)
--------------------------------------- ---------------------------------------- ---------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                                     (14,485)
--------------------------------------- ---------------------------------------- ---------------------------------

New Dimensions*                         Lipper Large-Cap Growth Funds                                (10,062,023)

------------------------------------------------------------------------------------------------------------------
Fiscal year ending September 30
------------------------------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                                           (139,930)
--------------------------------------- ---------------------------------------- ---------------------------------
Diversified Equity Income               Lipper Equity Income Funds                                      2,773,419
--------------------------------------- ---------------------------------------- ---------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                                        227,086
--------------------------------------- ---------------------------------------- ---------------------------------
Stock                                   Lipper Large-Cap Core Funds                                     (642,172)
--------------------------------------- ---------------------------------------- ---------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds                                 (311,872)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending October 31
------------------------------------------------------------------------------------------------------------------
Emerging Markets                        Lipper Emerging Markets Funds                                   (232,104)
--------------------------------------- ---------------------------------------- ---------------------------------
European Equity                         Lipper European Funds                                           (157,194)
--------------------------------------- ---------------------------------------- ---------------------------------
Global Balanced                         Lipper Global Flexible Funds                                     (66,573)
--------------------------------------- ---------------------------------------- ---------------------------------
Global Equity                           Lipper Global Funds                                             (570,426)
--------------------------------------- ---------------------------------------- ---------------------------------
Global Technology                       Lipper Science and Technology Funds                               234,130
--------------------------------------- ---------------------------------------- ---------------------------------

International Aggressive Growth**       Lipper International Multi-Cap Growth                              39,785
                                        Funds

--------------------------------------- ---------------------------------------- ---------------------------------
International Equity                    Lipper International Funds                                       (48,163)
--------------------------------------- ---------------------------------------- ---------------------------------

International Opportunity**             Lipper International Large-Cap Core                             (452,904)
                                        Funds
--------------------------------------- ---------------------------------------- ---------------------------------
International Select Value**            Lipper International Multi-Cap Value                              218,467
                                        Funds

--------------------------------------- ---------------------------------------- ---------------------------------
International Small Cap                 Lipper International Small-Cap Funds                             (35,481)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending November 30
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds                                   (2,001,794)
--------------------------------------- ---------------------------------------- ---------------------------------




* Effective Nov. 1, 2005 the index against which the Fund's performance will be measured is the Lipper Large-Cap Core Funds Index.

** The index against which the Fund's performance was measured prior to July 1, 2004 was the Lipper International Funds Index.


The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 84

                        Table 16. Performance Incentive Adjustment Calculation
------------------------------------------------------- --------------------------------------------------------
                     Equity Funds                                           Balanced Funds
------------------------------------------------------- --------------------------------------------------------
Performance         Adjustment Rate                     Performance       Adjustment Rate
Difference                                              Difference
------------------- ----------------------------------- ----------------- --------------------------------------
0.00%-0.50%         0                                   0.00%-0.50%       0
------------------- ----------------------------------- ----------------- --------------------------------------
0.50%-1.00%         6 basis points times the            0.50%-1.00%       6 basis points times the performance
                    performance difference over 0.50%                     difference over 0.50% (maximum of 3
                    (maximum of 3 basis points if a                       basis points if a 1% performance
                    1% performance difference)                            difference)
------------------- ----------------------------------- ----------------- --------------------------------------
1.00%-2.00%         3 basis points, plus 3 basis        1.00%-2.00%       3 basis points, plus 3 basis points
                    points times the performance                          times the performance difference
                    difference over 1.00% (maximum 6                      over 1.00% (maximum 6 basis points
                    basis points if a 2% performance                      if a 2% performance difference)
                    difference)
------------------- ----------------------------------- ----------------- --------------------------------------
2.00%-4.00%         6 basis points, plus 2 basis        2.00%-3.00%       6 basis points, plus 2 basis points
                    points times the performance                          times the performance difference
                    difference over 2.00% (maximum 10                     over 2.00% (maximum 8 basis points
                    basis points if a 4% performance                      if a 3% performance difference)
                    difference)
------------------- ----------------------------------- ----------------- --------------------------------------
4.00%-6.00%         10 basis points, plus 1 basis       3.00% or more     8 basis points
                    point times the performance
                    difference over 4.00% (maximum 12
                    basis points if a 6% performance
                    difference)
------------------- ----------------------------------- ----------------- --------------------------------------
6.00% or more       12 basis points
------------------- ----------------------------------- ----------------- --------------------------------------

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the Fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.


The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of Board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 85

               Table 17. Management Fees and Nonadvisory Expenses
------------------------------------------- ----------------------------------------- --------------------------------------
                   Fund                                 Management Fees                       Nonadvisory expenses
------------------------------------------- ----------------------------------------- --------------------------------------
                                                2005         2004          2003           2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  $55,141(a)          N/A            N/A       $34,746          N/A         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Portfolio Builder Conservative                 23,875(a)          N/A            N/A        43,296          N/A         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Portfolio Builder Moderate                     93,838(a)          N/A            N/A       142,907          N/A         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Portfolio Builder Moderate Aggressive         112,009(a)          N/A            N/A       116,480          N/A         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Portfolio Builder Moderate Conservative        43,118(a)          N/A            N/A        75,264          N/A         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Portfolio Builder Total Equity                 43,835(a)          N/A            N/A        27,696          N/A         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Small Company Index                            4,547,058    3,962,556      4,217,776       536,282      604,079     630,193
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
S&P 500 Index                                    933,587      954,894        632,281     (402,204)     (24,079)   (301,463)
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
----------------------------------------------------------------------------------------------------------------------------
Equity Value                                   6,836,800    6,126,938      5,929,794       465,953      493,392     514,413
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Precious Metals                                  659,595      724,228        478,457       176,012      175,964     208,238
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Small Cap Advantage                            6,341,134    5,102,126      3,593,634       533,489      227,451     354,549
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Small Cap Growth                               2,276,290    2,359,429      1,747,120       421,008      360,064   (136,353)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Strategy Aggressive                            3,390,499    4,338,334      4,964,632       451,456      585,955     577,160
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                399,501      117,564       3,774(b)        82,999       18,117    1,282(b)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Fundamental Growth                               410,475       79,513       3,368(b)       177,899       24,370      489(b)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Fundamental Value                              5,556,219    3,377,169      2,055,809       488,580      210,468    (38,629)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
High Yield Bond                               14,973,845   15,136,003     12,593,999       817,018    1,035,459     900,663
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Select Value                                   5,256,934    2,995,527      1,268,532       423,030      283,570    (42,902)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Selective                                      4,922,235    6,210,559      7,763,060     (230,799)      522,092     460,190
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Short Duration U.S. Government                10,141,504   14,303,395     15,837,132     (958,143)    1,172,005   1,516,688
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Small Cap Equity                               1,560,155    1,108,923        375,456         6,490     (76,600)    (50,972)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Small Cap Value                                9,857,858    7,749,795      5,539,260       788,885      675,289   (136,624)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
U.S. Government Mortgage                       1,532,464    2,063,726      1,714,820     (188,134)       18,299     101,644
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Value                                          3,311,867    2,926,194      1,925,005       285,856      202,871      42,263
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                          1,010,591    1,129,991      1,273,942       116,440      139,264     126,709
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Dividend Opportunity                           6,201,403    5,081,258      7,090,687       453,329      596,965     562,883
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Insured Tax-Exempt                             1,801,898    2,078,914      2,214,318       165,805      187,506     180,424
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Massachusetts Tax-Exempt                         372,649      427,506        455,856        43,112       52,958      54,428
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Michigan Tax-Exempt                              294,025      342,995        387,348        36,732       43,425      53,043
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Minnesota Tax-Exempt                           1,895,714    2,045,996      2,129,734       161,536      182,884     159,041
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
New York Tax-Exempt                              434,449      495,538        549,702        54,945       62,139      73,579
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Ohio Tax-Exempt                                  307,214      360,176        397,430        38,356       43,070      54,325
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Real Estate                                      725,491    37,549(c)            N/A       133,564     8,198(c)         N/A
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
----------------------------------------------------------------------------------------------------------------------------
Cash Management                               12,052,160   14,155,568     17,632,026     1,220,672    2,243,652   2,781,187
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Core Bond                                        846,872      417,836      32,016(d)        99,940       69,699    7,553(d)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Disciplined Equity                               408,720       83,580      11,265(e)       130,016        8,110    4,595(e)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Discovery                                      1,074,727    1,239,497        752,017       369,132      177,032     128,264
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Growth                                        18,968,320   16,372,054     20,057,173     1,217,404    1,219,778   1,262,092
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Income Opportunities                           1,954,757      985,862      38,550(d)       214,865      133,277   15,960(d)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Inflation Protected Securities                   552,220    66,055(f)            N/A        28,432     5,260(f)         N/A
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Large Cap Equity                               9,680,873    2,441,621        342,000       161,534      391,817      40,890
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Large Cap Value                                  803,736      446,686        139,254       293,194      129,014      22,043
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Limited Duration Bond                            960,788      571,688      34,385(d)        57,170       61,331    7,837(d)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
New Dimensions                                60,896,353   74,353,086     90,852,746     4,912,847    3,537,012   4,234,549
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
----------------------------------------------------------------------------------------------------------------------------

Diversified Bond                              13,003,467   15,409,504     18,159,757   (1,032,114)      575,900   1,058,347
------------------------------------------- ----------------------------------------- --------------------------------------


Statement of Additional Information - Oct. 28, 2005                     Page 86

------------------------------------------- ----------------------------------------- --------------------------------------
                   Fund                                 Management Fees                       Nonadvisory expenses
------------------------------------------- ----------------------------------------- --------------------------------------
                                                2004         2003          2002           2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------------------
Balanced                                      7,736,525     7,434,993      9,074,291       707,529      567,687     726,098
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Diversified Equity Income                     17,374,369    9,509,660     11,851,751       993,686      701,496     836,049
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Mid Cap Value                                  2,537,342      755,866     261,610(g)       271,072       63,479   11,282(g)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Stock                                         11,111,422   10,665,505     15,120,564       582,837      641,829     738,889
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Strategic Allocation                           5,004,559    5,083,754      6,670,033       629,876      498,156     610,477
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                               2,770,886    2,181,279      2,578,135       519,598      477,412     491,764
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
European Equity                                  872,149      959,764      1,483,797       236,203      143,588     221,341
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Global Balanced                                  699,824      702,933        882,643       171,229      189,130     178,732
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Global Bond                                    4,143,713    4,084,088      3,677,461       427,277      450,208     359,934
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Global Equity                                  3,302,062    3,763,415      5,986,053       506,708      476,898     611,344
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Global Technology                              1,812,789    1,185,180      1,358,065       304,625      235,797     330,225
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
International Aggressive Growth                1,878,346    1,114,731        690,573       250,484       69,337      65,305
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
International Equity                           1,015,577      439,777      15,692(h)       316,320      131,195    6,693(h)
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
International Opportunity                      2,926,933    2,672,683      4,334,965       442,832      451,756     563,325
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
International Select Value                     6,467,621    3,341,744      1,253,447       473,274      152,203     145,369
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
International Small Cap                          600,389      183,744       8,611(h)       208,586       63,029    3,583(h)
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                10,550,526   10,432,639     11,492,378       744,839      600,194     527,223
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Tax-Exempt High Income                       20,079,644    21,646,724     21,993,068       976,647      892,351     737,356
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Intermediate Tax-Exempt Bond                  752,882         704,089        381,710       136,017      101,093      78,153
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------
Tax-Exempt Bond                                3,457,986    3,967,418      4,086,654       248,267      270,404     225,129
----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                          515,265      678,981        725,514       177,477      218,380     195,140
------------------------------------------- ------------- ------------ -------------- ------------- ------------ -----------


(a)      For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b)      For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(c)      For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(d)      For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e)      For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f)      For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(g)      For the period from Feb. 14, 2002 (when shares became publicly available) to Sept. 30, 2002.
(h)      For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

Subadvisory Agreements

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with goals and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadviers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

Statement of Additional Information - Oct. 28, 2005                     Page 87

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                   Table 18. Subadvisers and Subadvisory Agreement Fee Schedules

---------------------------- -------------------------------------------- -------------- --------------------------
                                                                             Parent
           Fund                            Subadviser name                 Company, if         Fee schedule
                                                                               any
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-------------------------------------------------------------------------------------------------------------------
Small Cap Advantage          Kenwood Capital Management LLC (Kenwood)*          A                  0.35%
                             (effective May 4, 1999)
---------------------------- -------------------------------------------- -------------- --------------------------
Small Cap Growth             Essex Investment Management Company, LLC           B         0.70% on the first $20
                             (Essex)                                                       million, reducing to
                             (effective Sept. 23, 2005)                                  0.60% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             MDT Advisers, Inc. (MDTA)                         N/A          0.60% on the first
                             (effective Sept. 23, 2005)                                        $100 million
                             -------------------------------------------- -------------- --------------------------
                             Turner Investment Partners, Inc. (Turner)         N/A        0.60% on the first $50
                             (effective Aug. 18, 2003)                                     million, reducing to
                                                                                         0.50% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             UBS Global Asset Management (Americas)            N/A        0.55% on the first $150
                             (UBS)                                                         million, reducing to
                             (effective Aug. 18, 2003)                                   0.50% as assets increase
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth            American Century Investment Management,           N/A        0.50% on the first $100
                             Inc. (American Century)                                       million, reducing to
                             (effective April 24, 2003)                                  0.38% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Turner Investment Partners, Inc. (Turner)         N/A        0.55% on the first $100
                             (effective April 24, 2003)                                    million, reducing to
                                                                                         0.38% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
Fundamental Growth           Goldman Sachs Asset Management L.P.                C         0.50% on the first $50
                             (Goldman)                                                     million, reducing to
                             (effective April 24, 2003)                                  0.30% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Wellington Management Company, LLP                N/A        0.50% on the first $50
                             (Wellington)                                                  million, reducing to
                             (effective April 2005)                                      0.40% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
Fundamental Value            Davis Advisors (Davis)*                           N/A        0.45% on the first $100
                             (effective June 18, 2001)                                     million, reducing to
                                                                                         0.35% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
Select Value                 GAMCO Asset Management Inc. (GAMCO)               N/A        .040% on the first $500
                             (effective Mar. 8, 2002)                                     million**, reducing to
                                                                                         0.30% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
Small Cap Equity             American Century                                  N/A        0.65% on the first $25
                             (effective Dec. 2003)                                        million**, reducing to
                                                                                         0.55% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Lord, Abbett & Co. (Lord, Abbett)                 N/A        0.65% on the first $100
                             (effective Dec. 2003)                                        million**, reducing to
                                                                                         0.55% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Wellington                                        N/A           0.60%, subject to
                             (effective Mar. 8, 2002)                                       possible adjustment
                                                                                            under a performance
                                                                                           incentive adjustment
---------------------------- -------------------------------------------- -------------- --------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 88

---------------------------- -------------------------------------------- -------------- --------------------------
                                                                             Parent
           Fund                            Subadviser name                 Company, if         Fee schedule
                                                                               any
-------------------------------------------------------------------------------------------------------------------
Small Cap Value              Royce & Associates, LLC. (Royce)                   D         0.80% on the first $100
                             (effective June 18, 2001)                                    million**, reducing to
                                                                                         0.60% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Goldman                                           N/A        0.60% on the first $100
                             (effective Aug. 8, 2003)                                     million**, reducing to
                                                                                         0.55% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Barrow, Hanley, Mewhinney & Strauss (BHMS)         E         1.00% on the first $10
                             (effective Mar. 12, 2004)                                    million**, reducing to
                                                                                         0.30% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Donald Smith & Co. Inc. (Donald Smith)            N/A        0.60% on the first $175
                             (effective Mar. 12, 2004)                                    million**, reducing to
                                                                                         0.55% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Franklin Portfolio Associates LLC                  F         0.60% on the first $100
                             (Franklin Portfolio Associates)                              million**, reducing to
                             (effective Mar. 12, 2004)                                   0.55% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
Value                        Lord, Abbett                                      N/A        0.35% on the first $200
                             (effective June 18, 2001)                                     million, reducing to
                                                                                         0.25% as assets increase
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-------------------------------------------------------------------------------------------------------------------
Discovery                    American Century                                  N/A        0.65% on the first $25
                             (effective Dec. 22, 2003)                                    million**, reducing to
                                                                                         0.55% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Lord Abbett                                       N/A        0.65% on the first $100
                             (effective Dec. 22, 2003)                                    million**, reducing to
                                                                                         0.55% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Wellington                                        N/A           0.60%, subject to
                             (effective Sept. 1, 2002)                                      possible adjustment
                                                                                            under a performance
                                                                                           incentive adjustment
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-------------------------------------------------------------------------------------------------------------------
Emerging Markets             Threadneedle International Limited *               G         0.45% of the first $15
                             (Threadneedle)                                                million, reducing to
                             (effective July 10, 2004)                                        0.30% as assets
                                                                                         increase, and subject to
                                                                                          a performance incentive
                                                                                               adjustment***
---------------------------- -------------------------------------------- -------------- --------------------------
European Equity              Threadneedle*                                      G         0.35% of the first $15
International Opportunity    (effective July 10, 2004)                                     million, reducing to
                                                                                              0.20% as assets
                                                                                         increase, and subject to
                                                                                          a performance incentive
                                                                                               adjustment***
---------------------------- -------------------------------------------- -------------- --------------------------
Global Balanced              Threadneedle*                                      G         0.35% of the first $15
Global Equity                (effective July 10, 2004)                                     million, reducing to
                                                                                              0.20% as assets
                                                                                         increase, and subject to
                                                                                          a performance incentive
                                                                                               adjustment***
---------------------------- -------------------------------------------- -------------- --------------------------
International Aggressive     American Century Global Investment                 H         0.65% on the first $100
Growth                       Management, Inc. (ACGIM)                                      million, reducing to
                             (effective Jan. 1, 2005)                                    0.50% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Columbia Wanger Asset Management L.P.              I         0.70% on the first $100
                             (Columbia WAM)                                                million, reducing to
                             (effective Sept. 5, 2001)                                   0.50% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
International Equity         The Boston Company Asset Management, LLC           J         0.50% on the first $150
                             (Boston Company)                                              million, reducing to
                             (effective Sept. 25, 2002)                                  0.35% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Marsico Capital Management, LLC (Marsico)          K         0.55% on the first $100
                              (effective Oct. 1, 2004)                                     million, reducing to
                                                                                         0.45% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------
International Select Value   Alliance Capital Management L.P.                  N/A        0.65% on the first $75
                             (Alliance Capital)                                            million, reducing to
                             (effective Sept. 17, 2001)                                  0.30% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 89

---------------------------- -------------------------------------------- -------------- --------------------------
                                                                             Parent
           Fund                            Subadviser name                 Company, if         Fee schedule
                                                                               any
-------------------------------------------------------------------------------------------------------------------
International Small Cap      Templeton Investment Counsel, LLC                 N/A        0.70% on the first $50
                             (Franklin Templeton)                                          million, reducing to
                             (effective Sept. 25, 2002)                                  0.50% as assets increase
                             -------------------------------------------- -------------- --------------------------
                             Wellington Management Company, LLP                N/A        0.75% on the first $100
                             (Wellington Management)                                       million, reducing to
                             (effective Sept. 25, 2002)                                  0.60% as assets increase
---------------------------- -------------------------------------------- -------------- --------------------------

  * Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as a direct wholly-owned subsidiary of Ameriprise Financial.

 ** Based on the combined net assets subject to the subadviser's investment management.

*** The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

A   - Kenwood is an indirect partially-owned subsidiary of Ameriprise
      Financial.

B   - Essex is majority owned by Affiliated Managers Group.

C   - Goldman is an affiliate of Goldman Sachs & Co.

D   - Royce is a direct wholly-owned subsidiary of Legg Mason, Inc.

E   - BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.

F   - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of
      Mellon Financial Corporation.

G   - Threadneedle is a direct wholly-owned subsidiary of Ameriprise
      Financial.

H   - ACGIM is a wholly-owned subsidiary of American Century.

I   - Columbia WAM is an indirect wholly-owned subsidiary of Columbia
      Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation.

J   - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.

K   - Marsico is an indirect wholly-owned subsidiary of Bank of America
      Corporation.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                 Table. 19. Subadvisory Fees
--------------------------- --------------------------------------------- -------------------------------------------
           Fund                              Subadviser                             Subadvisory fees paid
--------------------------- --------------------------------------------- -------------------------------------------
                                                                               2005            2004         2003
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         Kenwood                                            $3,089,403    $2,282,191   $1,740,599
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Small Cap Growth            Essex                                               Effective      N/A           N/A
                                                                                  9/23/05
                            --------------------------------------------- ---------------- ------------- ------------
                            MDTA                                                Effective      N/A           N/A
                                                                                  9/23/05
                            --------------------------------------------- ---------------- ------------- ------------
                            Turner                                                371,758       241,927      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            UBS                                                   342,815       224,007      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former Subadviser: Bjurman, Barry &                   366,178       274,992      N/A
                            Associates (from Aug. 18, 2003 to Sept. 23,
                            2005)
                            --------------------------------------------- ---------------- ------------- ------------
                            Former Subadviser: RS Investment                      581,602       565,391      400,545
                            Management, L.P. (from Jan. 24, 2001 to
                            Sept. 23, 2005)
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth           American Century                                      114,981        32,431     1,218(a)
                            --------------------------------------------- ---------------- ------------- ------------
                            Turner                                                119,529        36,468     1,359(a)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Fundamental Growth          Wellington*                                         21,015(b)      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Goldman                                               143,448        28,129     1,205(a)
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  Eagle Asset Management,        139,312(c)        28,655     1,249(a)
                            Inc., a subsidiary of Raymond James
                            Financial, Inc. (from April 7, 2003 to
                            April 26, 2005)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Fundamental Value           Davis                                               2,834,365     1,946,906    1,156,584
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Select Value                GAMCO                                                  46,074     1,642,235      626,588
--------------------------- --------------------------------------------- ---------------- ------------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 90

--------------------------- --------------------------------------------- -------------------------------------------
           Fund                              Subadviser                             Subadvisory fees paid
--------------------------- --------------------------------------------- -------------------------------------------
                                                                               2005            2004         2003
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity            American Century                                      302,079        90,891      N/A
--------------------------- --------------------------------------------- ---------------- ------------- ------------
                            Lord, Abbett                                          278,497        93,666      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Wellington*                                           388,922       339,459       99,787
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  Pilgrim Baxter &                N/A            N/A            98,829
                            Associates, Ltd (from inception to Dec.
                            2003)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Small Cap Value             Goldman                                             1,599,715       883,316      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Royce                                               2,287,184     3,103,451    2,373,829
                            --------------------------------------------- ---------------- ------------- ------------
                            Franklin Portfolio Associates                         957,263       134,324      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            BHMS                                                  823,441       126,801      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Donald Smith                                          992,659       130,862      N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  National City                   N/A            N/A           124,993
                            Investment Co. (from inception to August
                            2003)
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  Third Avenue Management         N/A           1,087,918      947,437
                            LLC (from inception to March 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Value                       Lord, Abbett                                        1,389,323     1,251,762      878,954
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
Discovery                   American Century                                      261,637       131,822          N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Lord, Abbett                                          279,061       151,513          N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Wellington*                                           458,629       620,176      342,165
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  Pilgrim Baxter                        N/A           N/A      337,687
                            (from April 2002 to December 2003)
---------------------------------------------------------------------------------------------------------------------
                                                                               2004            2003         2002
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
Emerging Markets            Threadneedle                                          361,626      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  American Express Asset            942,983     1,033,684    1,168,791
                            Management International Inc. (AEAMI)
                            (from inception until July 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
European Equity             Threadneedle                                          131,177      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  AEAMI                             316,031       448,432      668,033
                            (from inception until July 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Global Balanced             Threadneedle                                           96,408      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  AEAMI                             151,173       208,168      416,452
                            (from inception until July 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
Global Equity               Threadneedle                                          449,149      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  AEAMI                             484,676     1,841,195    3,015,169
                            (from inception until July 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
International Aggressive    American Century                                      542,561       394,806      224,250
Growth
                            --------------------------------------------- ---------------- ------------- ------------
                            Columbia WAM                                          709,378       422,056      251,311
--------------------------- --------------------------------------------- ---------------- ------------- ------------
International Equity        Boston Company                                        288,191       118,846        5,039
                            --------------------------------------------- ---------------- ------------- ------------
                            Marsico                                                30,840      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser: Putnam Investment                  308,350       142,969        6,823
                            Management, LLC (from inception until
                            Sept. 30, 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
International Opportunity   Threadneedle                                          434,968      N/A           N/A
                            --------------------------------------------- ---------------- ------------- ------------
                            Former subadviser:  AEAMI                           1,000,707     1,407,484    2,319,155
                            (from inception until July 2004)
--------------------------- --------------------------------------------- ---------------- ------------- ------------
International Select Value  Alliance Capital                                    2,869,277     1,604,035      749,095
--------------------------- --------------------------------------------- ---------------- ------------- ------------
International Small Cap     Franklin Templeton                                    200,710        56,399        3,435
                            --------------------------------------------- ---------------- ------------- ------------
                            Wellington*                                           215,256        62,802        3,545
--------------------------- --------------------------------------------- ---------------- ------------- ------------

* Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

(a) For fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(b)   For fiscal period from April 26, 2005 to May 31, 2005.

(c)   For fiscal period from June 1, 2004 to April 26, 2005.

Statement of Additional Information - Oct. 28, 2005                     Page 91

Portfolio Managers. The following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                    Table 20. Portfolio Managers

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------

      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene             None(a)                                   None                (1)           (1)
Builder           David M. Joy                None                                      None
Aggressive        Michelle M. Keeley          None(b)                                   None
                  William F. Truscott         None(b)                                   None
----------------- --------------------------- ----------------------- --------------------------------- ------------ ---------------
Portfolio         Kent M. Bergene             None(a)                                   None
Builder           David M. Joy                None                                      None
Conservative      Michelle M. Keeley          None(b)                                   None                (1)           (1)
                  William F. Truscott         None(b)                                   None
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------
Portfolio         Kent M. Bergene             None(a)                                   None
Builder Moderate  David M. Joy                None                                      None
                  Michelle M. Keeley          None(b)                                   None                (1)           (1)
                  William F. Truscott         None(b)                                   None
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------
Portfolio         Kent M. Bergene             None(a)                                   $1 - $10,000
Builder           David M. Joy                None                                      None
Moderate          Michelle M. Keeley          None(b)                                   None                (1)           (1)
Aggressive        William F. Truscott         None(b)                                   $100,001
                                                                                        -$500,000
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------
Portfolio         Kent M. Bergene             None(a)                                   None
Builder           David M. Joy                None                                      None
Moderate          Michelle M. Keeley          None(b)                                   None                (1)           (1)
Conservative      William F. Truscott         None(b)                                   None
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------
Portfolio         Kent M. Bergene             None(a)                                   None
Builder Total     David M. Joy                None                                      $100,001 -
Equity                                                                                  $500,000            (1)           (1)
                  Michelle M. Keeley          None(b)                                   None
                  William F. Truscott         None(b)                                   None
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------
Small Company     David Factor, CFA           2 registered            $0.7 billion      None                (2)           (2)
Index                                         investment companies
                                              (RICs); $2.6 billion
                                              2 pooled investment
                                              vehicles (PIVs)
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------
S&P 500 Index     David Factor, CFA           2 RICs                  $1.7 billion      None                (2)           (2)
                                              2 PIVs                  $2.6 billion
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value      Warren Spitz                5 RICs(c)               $4.4 billion      $50,001 -           (2)           (3)
                                              2 PIVs                  $216.3 million    $100,000
                  ---------------------------                                           ---------------
                  Steve Schroll                                                         $10,001 -
                                                                                        $50,000
                  ---------------------------                                           ---------------
                  Laton Spahr                                                           $1 - $10,000

----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------

Precious Metals   Clay Hoes                   1 PIV                   $13.9 million     $1 - $10,000     (2), (3)         (4)
----------------- --------------------------- ----------------------- ----------------- --------------- ------------ ---------------

Statement of Additional Information - Oct. 28, 2005                  Page 92

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest
----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         RSIM: John L. Wallace(d)   4 RICs                   $1.5 billion      None                (4)           (6)
Growth                                       3 PIVs                   $15.9 million
                                             6 other accounts         $277.6 million
                  -------------------------- ------------------------ --------------------------------- ------------ ---------------
                  RSIM: John H. Seabern(d)   1 RIC                    $953.8 million
                                             5 other accounts         $252 million
                  -------------------------- ------------------------ --------------------------------- ------------ ---------------
                  Turner: William C. McVail  15 RICs                  $2.4 billion      None                (5)           (7)
                                             45 PIVs                  $2.2 billion
                                             37 other accounts;       $1.4 billion
                                             (for 1 PIV and 2 other
                                             accounts(c))
                  -------------------------- ------------------------ -----------------
                  Turner:                    16 RICs                  $2.0 billion
                  Christopher K. McHugh      49 PIVs                  $2.4 billion
                                             35 other accounts        $1.3 billion
                                             (for 1 PIV and 2 other
                                             accounts(c))
                  -------------------------- ------------------------ --------------------------------- ------------ ---------------
                  Turner: Frank L.           4 RICs                   $41 million       None                (5)           (7)
                  Sustersic                  11 PIVs                  $886 million
                                             32 other accounts        $881 million
                                             (for 2 RICs and 2
                                             other accounts(c))
                  -------------------------- ------------------------ -----------------
                  Turner:                    4 RICs                   $433 million
                  Jason D. Schrotberger      12 PIVs                  $966 million
                                             24 other accounts        $682 million
                                             (for 2 other
                                             accounts(c))
                  -------------------------- ------------------------ --------------------------------- ------------ ---------------
                  BB&A: O. Thomas Barry      7 RICs                   $824.2 million    None                (6)           (8)
                                             19 other accounts        $169.2 million
                  -------------------------- ------------------------ -----------------
                  BB&A: G. Andrew Bjurman    15 other accounts        $1.3 billion
                  -------------------------- ------------------------ -----------------
                  BB&A:                      38 other accounts        $41.2 million
                  Stephen W. Shipman         (for 8 accounts(c))
                  -------------------------- ------------------------ -----------------
                  BB&A: Patrick T. Bradford  1 RIC                    $7.3 million
                  -------------------------- ------------------------ -----------------
                  BB&A: Roberto P. Wu        5 other accounts         $7.9 million
                  -------------------------- ------------------------ --------------------------------- ------------ ---------------
                  UBS: Paul A. Graham        7 RICs (includes wrap    $764.9 million    None                (7)           (9)
                  UBS: David N. Wabnik       accounts as 1 model)
                                             2 PIVs                   $440.2 million
                                             7 other accounts         $406.1 million
                                             (for 1 other
                                             account(c))
----------------- -------------------------- ------------------------ --------------------------------- ------------ ---------------
Small Cap         RiverSource Investments:   4 RICs(c)                $1.5 billion      None                (2)        (4), (10)
Advantage         Dimitris Bertsimas         1 PIV                    $12.7 million
                                             11 other accounts(g)     $84.9 million
                  -------------------------- ------------------------ -----------------
                  RiverSource Investments:   2 RICs(c)                $806.2 million
                  Jonathan Calvert
                  -------------------------- ------------------------ -----------------
                  Kenwood:  Jake Hurwitz     1 RIC(c)                 $185.3 million    $100,001 -       (2), (8)         (11)
                                             1 PIV                    $44.9 million     $500,000
                                             18 other accounts        $445.5 million
                  --------------------------                                            ---------------
                  Kenwood:  Kent Kelley                                                 $100,001 -
                                                                                        $500,000
----------------- -------------------------- ------------------------ --------------------------------- ------------ ---------------
Strategy          Paul Rokosz                1 RIC                    $741.1 million    $10,000 -           (2)           (4)
Aggressive                                   2 PIVs                   $141.5 million    $50,000
                                             10 other accounts        $1.7 billion
                                             (for 2 RICs(c))
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------

Statement of Additional Information - Oct. 28, 2005                  Page 93

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest
----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive        Turner:                    18 RICs                  $2.2 billion      None                (5)           (7)
Growth            Christopher K. McHugh      30 PIVs                  $640 million
                                             59 other accounts        $3.1 billion
                  -------------------------- ------------------------ -----------------
                  Turner: Robert E. Turner   27 RICs                  $3.6 billion
                                             40 PIVs                  $1.6 billion
                                             88 other accounts        $5.2 billion
                  -------------------------- ------------------------ -----------------
                  Turner: William C. McVail  17 RICs                  $2.6 billion
                                             24 PIVs                  $504 million
                                             5 other accounts         $3.3 billion
                  -------------------------- ------------------------ --------------------------------- ------------ ---------------
                  American Century:          5 RICs                   $5.584 billion    None                (9)           (12)
                  Glen A. Fogle              1 other account          $27.823 million
                  -------------------------- ------------------------ -----------------
                  American Century:
                  David M. Holland
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
Fundamental       Goldman: Herbert E.        49 RICs                  $10.7 billion     None               (11)        (14), (20)
Growth            Ehlers                     1 PIV                    $94.0 million
                                             542 other accounts       $18.0 billion
                  --------------------------
                  Goldman:
                  Gregory H. Ekizian
                  --------------------------
                  Goldman: David G. Shell
                  --------------------------
                  Goldman: Steven M. Barry
                  --------------------------
                  Goldman:
                  Kenneth T. Berents
                  --------------------------
                  Goldman: Andrew F. Pyne
                  --------------------------
                  Goldman: Scott Kolar
                  --------------------------
                  Goldman:
                  Prashant R. Khemka
                  -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
                  Wellington: John A.        9 RICs                   $2,709.4 million   None              (12)           (15)
                  Boselli                    7 PIVs                   $846.7 million
                                             33 other accounts        $5,232.5 million
                                             (for 1 other
                                             account(c))
                  --------------------------
                  Wellington:
                  Andrew J.  Schilling
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
Fundamental       Davis: Christopher  C.     23 RICs                  $48 billion       None(e)            (10)           (13)
Value             Davis                      6 PIVs                   $853 million
                  Davis: Kenneth C.          30,000 other accounts    $9.9 billing
                  Feinberg                   (primarily managed
                                             money/ wrap accounts)
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
High Yield Bond   Scott Schroepfer           1 RIC                    $1.2 billion      $100,001 -          (2)           (4)
                                                                                        $500,000
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
Selective         Tom Murphy                 8 RICs                   $6.2 billion      None                (2)           (4)
                                             3 PIVs                   $1.2 billion
                                             24 other accounts        $20.9 billion
                                             (for 3 RICs and 1
                                             other account(c))
                  -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
                  Scott Kirby                11 RICs                  $8.6 billion      $10,001 -
                                             7 PIVs                   $2.6 billion      $50,000
                                             46 other accounts        $22.9 billion
                                             (for 3 RICs and 1
                                             other account(c))
                  -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
                  Jamie Jackson              14 RICs                  $12.1 billion     $10,001 -
                                             6 PIVs                   $3.3 billion      $50,000
                                             31 other accounts        $5.3 billion
                                             (for 3 RICs and 1
                                             other account(c))
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
Select Value      GAMCO: Mario Gabelli       24 RICs                  $11.9 billion(f)  None               (13)           (16)
                                             14 PIVs(c)               $707.7
                                             1,747 other accounts     million(f)
                                             (for 1 RIC and 3 other   $9.9 billion
                                             accounts(c))
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------

Statement of Additional Information - Oct. 28, 2005                  Page 94

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest
----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration    Scott Kirby                11 RICs                  $7.9 billion      $10,001 -           (2)           (4)
U.S. Government                              7 PIVs                   $2.6 billion      $50,000
                                             46 other accounts        $22.9 billion
                                             (for 3 RICs and 1
                                             other account(c))
                  -------------------------- ------------------------ ----------------- ---------------
                  Jamie Jackson              14 RICs                  $11.4 billion     $10,001 -
                                             6 PIVs                   $3.3 billion      $50,000
                                             31 other accounts        $5.3 billion
                                             (for 3 RICs and 1
                                             other account(c))
----------------- -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
Small Cap Equity  American Century:          13 RICs                  $8.720 billion                        (9)           (12)
                  Thomas P. Vaiana           2 other accounts         $229 million      None
                  -------------------------- ------------------------ -----------------
                  American Century:          14 RICs                  $9.276 billion
                  William Martin             2 other accounts         $229 million
                  -------------------------- ------------------------ -----------------
                  American Century:          5 RICs                   $2.123 billion
                  Wihelmine von Turk         2 other accounts         $229 million
                  -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
                  Lord, Abbett:              4 RICs                   $825.2 million    None               (14)           (17)
                  Michael T. Smith           7 other accounts         $534.6 million
                  -------------------------- ------------------------ ----------------- --------------- ------------ ---------------
                  Wellington:                4 RICs                   $1,640.9 million  $500,001 -         (12)           (15)
                  Kenneth L. Abrams          3 PIVs                   $787.6 million    $1,000,000
                                             23 other accounts        $1,846.3 million
                                              (for 2 RICs and 1
                                             other account(c))
                  -------------------------- ------------------------ ----------------- ---------------
                  Wellington: Daniel J.      4 RICs                   $1,640.9 million  None
                  Fitzpatrick                3 PIVs                   $787.6 million
                                             16 other accounts        $1,830.2 million
                                             (for 2 RICs and 1
                                             other account(c))
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
Small Cap Value   Royce: Jay S. Kaplan       6 RICs                   $7 billion        None               (15)          (18)
                  -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
                  Goldman: Eileen Rominger   20 RICs                  $11.1 billion     None               (11)       (19), (20)
                                             2 PIVs                   $31.0 million
                                             280 other accounts       $5.41 billion
                  --------------------------
                  Goldman: Dolores Bamford
                  --------------------------
                  Goldman: David Berdon
                  --------------------------
                  Goldman: Lisa Parisi
                  -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
                  Goldman: J. Kelly Flynn    20 RICs                  $2.83 billion     None               (11)       (19), (20)
                                             2 PIVs                   $31.0 million
                                             6 other accounts         $634.0 million
                  --------------------------
                  Goldman: Chip Otness
                  -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
                  Donald Smith: Donald G.    2 RICs                   $0.786 billion    None               (16)          (21)
                  Smith                      1 PIV                    $0.171 billion
                                             23 other accounts        $1.807 billion
                  --------------------------
                  Donald Smith: Richard L.
                  Greenberg
                  -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
                  Franklin Portfolio         6 RICs (with 14 total    $13.5 billion     None               (17)          (22)
                  Associates: John S. Cone   portfolios)
                                             4 PIVs                   $0.7 billion
                                             82 other accounts        $14.3 billion
                  --------------------------
                  Franklin Portfolio
                  Associates: Michael F.
                  Dunn
                  --------------------------
                  Franklin Portfolio
                  Associates: Oliver E.
                  Buckley
                  --------------------------
                  Franklin Portfolio
                  Associates: Kristin J.
                  Crawford
                  --------------------------
                  Franklin Portfolio
                  Associates: Langton
                  Garvin
                  -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
                  BHMS: James S. McClure     3 RICs                   $392.0 million    None               (18)          (23)
                                             16 other accounts        $569.8 million
                  --------------------------
                  BHMS: John P. Harloe
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------

Statement of Additional Information - Oct. 28, 2005                  Page 95

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest
----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government   Scott Kirby                11 RICs                  $9.3 billion      $10,001 -          (2)            (4)
Mortgage                                     7 PIVs                   $2.6 billion      $50,000
                                             46 other accounts        $22.9 billion
                                             (for 3 RICs and 1
                                             other account(c))
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
Value             Lord, Abbett: Eli M.       14 RICs                  $23,867.2         None               (14)          (17)
                  Salzmann                   11 PIVs                  million
                                             53,962 other accounts    $756.2 million
                                             (for 1 other             $18,554.4
                                             account(c))              million
                  --------------------------
                  Lord, Abbett: Sholom
                  Dinsky
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
California        Dave Kerwin                9 RICs                   $5.84 billion     None               (2)            (4)
Tax-Exempt                                   0 PIVs
                                             18 other accounts        $7.46 billion
-----------------                                                                       ---------------
Insured                                                                                 None
Tax-Exempt
-----------------                                                                       ---------------
Massachusetts                                                                           None
Tax-Exempt
-----------------                                                                       ---------------
Michigan                                                                                None
Tax-Exempt
-----------------                                                                       ---------------
Minnesota                                                                               $50,001 -
Tax-Exempt                                                                              $100,000
-----------------                                                                       ---------------
New-York                                                                                None
Tax-Exempt
-----------------                                                                       ---------------
Ohio                                                                                    None
Tax-Exempt
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
Dividend          Warren Spitz               5 RICs(c)                $8.1 billion      Over               (2)            (3)
Opportunity                                  2 PIVs                   0.22 billion      $1,000,000
                                             0 other accounts
                  --------------------------                                            ---------------
                  Steve Schroll                                                         $100,001 -
                                                                                        $500,000
                  --------------------------                                            ---------------
                  Laton Spahr                                                           $10,001 -
                                                                                        $50,000
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
Real Estate       Julene Melquist            None                     $0                None             (2), (3)         (5)
                  --------------------------
                  J. Blair Brumley
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
For funds with fiscal period ending July 31
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
Core Bond         Tom Murphy                 8 RICs(h)                $6.87 billion     $10,001-$50,000    (2)            (4)
                                             3 PIVs                   $1.28 billion
                                             25 other accounts(g)     $21.02 billion
                  -------------------------- ------------------------ ----------------- ---------------
                  Jamie Jackson              12 RICs(h)               $9.16 billion     $10,001-$50,000
                                             6 PIVs                   $3.14 billion
                                             31 other accounts(g),    $5.88 billion
                                             (i)
                  -------------------------- ------------------------ ----------------- ---------------
                  Scott Kirby                11 RICs(h)               $9.14 billion     $10,001-$50,000
                                             7 PIVs                   $2.71 billion
                                             48 other accounts(g),    $23.49 billion
                                             (i)
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------
Disciplined       Dimitris Bertsimas         4 RICs(c)                $1.74 billion     None               (2)         (3), (10)
Equity                                       1 PIVs                   $11.7 million
                                             13 other accounts(g)     $84.8 million
                  -------------------------- ------------------------ ----------------- ---------------
                  Gina Mourtzinou            2 RICs(c)                $1.63 billion     $50,001-$100,000
                                             1 PIVs                   $11.7 million
                                             13 other accounts(g)     $84.8 million
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------

Statement of Additional Information - Oct. 28, 2005                  Page 96

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest
----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
Discovery          Lord Abbett:               3 RICs                   $1,031 million    None               (14)          (17)
                   Michael Smith              0 PIVs
                                              9 other accounts         $600.03 million
                   -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
                   American Century:          14 RICs                  $9.97 billion     None               (9)           (12)
                   William Martin             0 PIVs
                                              2 other accounts         $302.8 million
                   -------------------------- ------------------------ ----------------- ---------------
                   American Century:          5 RICs                   $2.48 billion     None
                   Wilhelmine von Turk        0 PIVs
                                              2 other accounts         $302.8 million
                   -------------------------- ------------------------ ----------------- ---------------
                   American Century:          13 RICs                  $9.39 billion
                   Thomas Vaiana              0 PIVs                                     None
                                              2 other accounts         $302.8 million
                   -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
                   Wellington:                4 RICs*                  $1,710 million*   None               (12)          (15)
                   Kenneth Abrams             3 PIV                    $841.2 million
                                              23 other accounts**      $1,999.7 million
                   -------------------------- ------------------------ ----------------- ---------------
                   Wellington:                4 RICs*                  $1,710 million*   None
                   Daniel Fitzpatrick         3 PIV                    $841.2 million
                                              16 other accounts**      $1,983.4
                                                                       million**
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
Growth             Nick Thakore               4 RICs(c)                $3.43 billion     $100,001-          (20)          (24)
                                              2 PIVs                   $244.06 million   $500,000
                                              0 other accounts
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
Income             Brian Lavin                1 RIC                    $40.83 million    $50,001-            (2)            (4)
Opportunities                                 1 PIV                    $50.11 million    $100,000
                                              0 other accounts
                   -------------------------- ------------------------ ----------------- ---------------
                   Jennifer Ponce de Leon     5 RICs                   $7.93 billion     $50,001-
                                              1 PIV                    $50.11 million    $100,000
                                              10 other accounts        $2.44  billion
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
Inflation          Jamie Jackson              12 RICs(h)               $9.13 billion     $10,001-$50,000    (2)            (4)
Protected                                     6 PIVs                   $3.14 billion
Securities                                    31 other account(g),     $5.88 billion
                                              (i)
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
Large Cap Equity   Nick Thakore               5 RICs(c)                $6.56 billion     $100,001-          (20)          (24)
                                              2 PIVs                   $244.05 million   $500,000
                                              0 other accounts
                   -------------------------- ------------------------ ----------------- ---------------
                   Bob Ewing                  6 RICs(c)                $5.7. billion     $100,001-
                                              2 PIVs                   $244.05 million   $500,000
                                              1 other account          $12.04 million
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
Large Cap Value    Bob Ewing                  6 RICs(c)                $7.11. billion    $500,001-          (20)          (24)
                                              2 PIVs                   $244.05 million   $1,000,000
                                              1 other account          $12.04 million
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
Limited Duration   Tom Murphy                 8 RICs(h)                $6.85 billion     $10,001-$50,000    (2)            (4)
Bond                                          3 PIVs                   $1.28 billion
                                              25 other accounts        $21.02 billion
                   -------------------------- ------------------------ ----------------- ---------------
                   Jamie Jackson              12 RICs(h)               $9.15 billion     $10,001-$50,000
                                              6 PIVs                   $3.14 billion
                                              48 other accounts(g),
                                              (i)                      $5.88 billion
                   -------------------------- ------------------------ ----------------- ---------------
                   Scott Kirby                11 RICs(h)               $9.12 billion     $10,001-$50,000
                                              7 PIVs                   $2.72 billion
                                              48 other accounts(g),    $23.49 billion
                                              (i)
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
New Dimensions     Gordon Fines               1 RIC(c)                 $2.32 billion     Over               (2)           (25)
                                              2 PIVs                   $145.9 million    $1,000,000
                                              7 other accounts         $1.72 billion
                   -------------------------- ------------------------ ----------------- ---------------
                   Michael Nance              1 RIC(c)                 $2.32 billion     None
                                              1 PIV                    $51.35 million
                                              13 other accounts(g)     $304.2 million
                   -------------------------- ------------------------ ----------------- --------------- ----------- ---------------
                   Trisha Schuster            1 RIC(c)                 $2.32 billion     $10,001-$50,000  (2), (3)        (26)
                                              0 PIVs
                                              0 other accounts
------------------ -------------------------- ------------------------ ----------------- --------------- ----------- ---------------

Statement of Additional Information - Oct. 28, 2005                  Page 97

----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
      Fund                                                                                               Potential    Structure of
                      Portfolio Manager               Other Accounts Managed             Ownership of    Conflicts    Compensation
                                                                                         Fund Shares    of Interest
----------------- -------------------------- ------------------------------------------ --------------- ------------ ---------------
                                                                        Approximate
                                                                         Total Net
                                                                           Assets
                                               Number and type of        (excluding
                                                     account             the fund)
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
------------------------------------------------------------------------------------------------------------------------------------
Diversified       Tom Murphy                 8 RICs(j)                $4.74 billion     $100,001-          (2)            (4)
Bond                                         4 PIVs                   $1.29 billion     $500,000
                                             23 other accounts(g),    $19.82 billion
                                             (k)
                  -------------------------- ------------------------ ----------------- ---------------
                  Jamie Jackson              12 RICs(j)               $6.85 billion     $10,001-$50,000
                                             6 PIVs                   $3.21 billion
                                             31 other accounts(g),    $5.59 billion
                                             (k)
                  -------------------------- ------------------------ ----------------- ---------------
                  Scott Kirby                11 RICs(j)               $9.79 billion     $10,001-$50,000
                                             6 PIVs                   $2.38 billion
                                             45 other accounts(g),    $23.27 billion
                                             (k)
                  -------------------------- ------------------------ ----------------- ---------------
                  Jennifer Ponce de Leon     5 RICs                   $5.83 billion     $10,001-$50,000
                                             1 PIV                    $0.03 billion
                                             10 other accounts        $3.25 billion
                  -------------------------- ------------------------ ----------------- ---------------
                  Nicolas Pifer              4 RICs                   $3.02 billion     $1-$10,000
                                             4 PIVs                   $0.47 billion
                                             15 other accounts(g)     $4.22 billion
                                             (l)
----------------- -------------------------- ------------------------ ----------------- --------------- ----------- ----------------


  * Includes 2 accounts where advisory fee is based on account performance with approximately $1,491.2 million in total net assets as of July 31, 2005.

 ** Includes 1 account where advisory fee is based on account performance with approximately $300.2 million in total net assets as of July 31, 2005.

(a) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(b) Ms. Keeley, who serves as Senior Vice President, Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds of Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(c) The advisory fee paid is based in part on the performance of the fund or account.

(d) Effective May 30, 2005, John Seabern is the sole portfolio manager of the portion of the fund managed by RSIM.

(e) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f) Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts may contain additional assets under the primary responsibility of other portfolio managers.

(g) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(h) The advisory fee paid to RiverSource Investments on 3 of the RICs with approximately $643.57 million as of July 31, 2005 in aggregate net assets is based in part on performance. Messrs. Murphy, Jackson and Kirby manage the fixed income portion of those 3 RICs.

(i) The advisory fee paid to RiverSource Investments on 1 of the other accounts is based in part on performance. As of July 31, 2005, Mr. Jackson managed $0.21 million of that account, and Mr. Kirby managed $82.58 million of that account.


(j) The advisory fee paid to RiverSource Investments on 3 of the RICs with approximately $1.45 billion in aggregate net assets as of Aug. 31, 2005 is based in part on performance.

(k) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.098 billion in aggregate net assets as of Aug. 31, 2005 is based in part on performance.

(l) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.14 billion in aggregate net assets as of Aug. 31, 2005 is based in part on performance.


Potential Conflicts of Interest

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories

Statement of Additional Information - Oct. 28, 2005                     Page 98
      within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

      o Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

(2) RiverSource Investments portfolio managers may manage one or more mutual fund as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.
      A portfolio manager may manage a separate account or other pooled investment vehicles whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution for all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) Whenever a portfolio manager manages multiple accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of each account and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities among the accounts. In addition, in certain instances, a portfolio manager may take conflicting positions in a particular security. For example, a portfolio manager may sell short a security for one account that another account holds long, or may take a long position in a security for one account that the portfolio manager has sold short for another account. RSIM seeks to identify potential conflicts of interest resulting from a portfolio manager's management of multiple accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. RSIM and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair over time to all of its clients. RSIM may give advice and take actions with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RSIM's policy, to the extent


Statement of Additional Information - Oct. 28, 2005                     Page 99
      practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RSIM's policy that when the amount of securities of a particular issuer available to RSIM's client accounts in an initial public offering is insufficient to meet the requirements of each account for which a portfolio manager has determined that the purchase of such securities is appropriate, RSIM generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RSIM's policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RSIM's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to (a) Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, (b) the use of soft dollars and other brokerage practices, (c) the voting of proxies, (d) employee personal securities trading, (e) the side by side management of accounts with performance based fees and (f) accounts with fixed fees, and relating to a variety of other circumstances. In all cases, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) BB&A is a subadviser and adviser to other accounts whose investment focus may be similar to those of the fund. BB&A currently has the capacity to manage the fund and these other accounts, and the performance of the fund should not be adversely affected. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. The Investment Policy Committee plans to manage mutual funds, separate accounts, wrap accounts and subadvised accounts so as not to exceed BB&A's ability to actively and proficiently manage all accounts.

(7) The management of the fund and other accounts could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks, and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the fund. The portfolio managers and their team manage the fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts. The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS and the fund have adopted Codes of Ethics that govern personal trading but there is no assurance that the Codes will adequately address all such conflicts.

Statement of Additional Information - Oct. 28, 2005                     Page 100

(8) Kenwood is an affiliate of Ameriprise Financial. The potential conflicts, responsibilities, policies and procedures described in paragraph (2) also apply to Kenwood.

(9) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

      Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

      For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

      American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

      Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(10) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or

Statement of Additional Information - Oct. 28, 2005                     Page 101
            other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

Statement of Additional Information - Oct. 28, 2005                     Page 102

(11) GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

      Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant fund. The Investment Professionals make investment decisions for the relevant fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the relevant fund may vary from the performance of securities purchased for other portfolios. The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant fund, or make investment decisions that are similar to those made for the relevant fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, the Investment Professionals may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of initial public offerings, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

Statement of Additional Information - Oct. 28, 2005                     Page 103

(13) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a fund's transactions to the advantage of other accounts and to the detriment of the relevant. To address potential conflicts of interest that may arise in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these

Statement of Additional Information - Oct. 28, 2005                     Page 104
      policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.

      In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interest of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity, a structure that could give rise to additional conflict. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts.

(15) The fact that Mr. Kaplan has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, Mr. Kaplan may have an opportunity to purchase securities of limited availability. In this circumstance, Mr. Kaplan is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his managed accounts are treated equitably. Mr. Kaplan may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, Mr. Kaplan will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by Mr. Kaplan on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rata portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

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      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(18) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

(19) BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(20) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

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Structure of Compensation

(1) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of AEFC's parent company and certain of its affiliates over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(2) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(4) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. An annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the team of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the

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

      exact amount of the portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(5) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, plus a percentage of the assets of the funds they support as research analysts, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(6) RSIM is an employee-owned investment firm. The firm has two separate investment advisory operating divisions, each with separate compensation and profit sharing structures. Each of the firm's portfolio managers is part of the Growth Group or the Value Group. Messrs. Wallace and Seabern are members of the Growth Group (the "Group"). In establishing salaries and bonuses, RSIM considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RSIM sets salary and bonus levels by reference to other investment firms investing in similar categories. In consultation with RSIM's Co-Chief Executive Officers, the leaders of the Group, who include Mr. Wallace, determined all salaries and bonuses for the Group for the fiscal year ended Dec. 31, 2004. Salaries were based on industry standards, as described above. Bonuses within the Group were based on a number of factors, including (1) pre-tax investment performance for each account managed by a portfolio manager against a relevant peer group over one-and three-year periods, with an emphasis on the most recent one-year period, and (2) experience. Assets under management did not directly affect any individual's salary or bonus, although the amount of the Group's assets under management affected the fee revenue attributable to the Group, which in turn affected the maximum amount of money available for the Group's aggregate salaries and bonuses. In addition, the Group's portfolio managers participated in the profits of the Group based on their profit sharing percentages. The Group's leaders, in consultation with RSIM's Co-Chief Executive Officers, set these percentages at the beginning of each year based on a number of factors, including tenure, assets under management, long-term investment performance (compared to appropriate benchmarks), and overall contribution to the Group's investment process. Some of the Group's portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits in addition to Group profits.

(7) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation

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

      and ownership structure provides incentives to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

      The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professional's compensation. The CIO is also responsible for identifying investment professionals who should be considered for equity ownership on an annual basis.

(8) BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and incentive bonuses based upon account performance. Salaries are competitive with industry standards. Account management commissions are a specific percentage of the account fees paid to the portfolio account manager(s) while the manager and account are still with the firm. Performance bonuses are paid as a specific percentage of the account fees to the portfolio manager(s) when that account's annual returns occur in the top quartile of the returns achieved by other managers having the same investment objective as the subject product.

(9) The compensation received by portfolio managers at UBS includes a base salary and incentive compensation based on their personal performance. UBS's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS's clients. Overall compensation can be grouped into four categories: 1) Competitive salary, benchmarked to maintain competitive compensation opportunities; 2) Annual bonus, tied to individual contributions and investment performance; 3) UBS equity awards, promoting company-wide success and employee retention; 4) Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff. The base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry. Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS's clients. Senior investment professionals, such as Messrs. Graham and Wabnik, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years. Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

(10) Funding for bonuses is also based on certain activities of the team in developing technology tools that can be used in RiverSource Investments' asset management business.

(11) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

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(12)  The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

      Base Salary

      Portfolio managers receive base pay in the form of a fixed annual salary.

      Bonus

      A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

      With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund and Discovery Fund. In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

      A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

      A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

      Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

      Restricted Stock Plans

      Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

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      Deferred Compensation Plans

      Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(13)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(14) GSAM and the GSAM Growth team's (the Growth Team) compensation package for its Portfolio Managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures performance on a market cycle basis, which typically measures a three-to-seven year period, rather than being focusing on short-term gains in their strategies or short-term contributions from a Portfolio Manager in any given year.

      The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other Portfolio Managers within the research process. Benchmarks for measuring performance can be either broad-based or narrow-based indices, which will vary based on client expectations. The benchmark for the Fundamental Growth Fund is the Russell 1000 Growth Index.

      The Growth Team also considers each Portfolio Manager's individual performance, his or her contribution to the overall performance of the strategy long term, and his/her ability to work as a member of the Team.

      GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co., and anticipated compensation levels among competitor firms.

(15) Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the investment professionals primarily responsible for the day-to-day management of the Fund includes a base salary and incentive components. The base salary for each investment professional who is a partner of Wellington Management is determined by the Managing Partners of the firm.

      A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for all other Investment Professionals is determined by the Investment Professional's experience and performance in their role as an Investment Professional. Base salaries


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      for non-partners are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for non-partners. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by that Investment Professional and generally each other portfolio managed by such Investment Professional. Each Investment Professional's incentive payment relating to the fund is linked to the gross pre-tax performance of the fund compared to the appropriate benchmark or peer group over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded retirement plan. Messrs. Abrams, Boselli and Shilling are partners of the firm.

(16) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(17) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the portfolio manager's experience, reputation and competitive market rates.

      Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, the funds' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the

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

      portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment to a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

      Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(18) Mr. Kaplan receives from Royce a base salary, a performance bonus, a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Mr. Kaplan's compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses.

      Base Salary - Mr. Kaplan is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of Mr. Kaplan's experience and responsibilities.

      Performance Bonus - Mr. Kaplan receives a quarterly performance bonus that is revenue-based, and therefore in part is based on the value of the accounts' net assets, determined with reference to each of the registered investment company accounts he manages. For Mr. Kaplan, the revenue-based performance bonus applicable to the registered investment company accounts he manages is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes.

      Payment of the performance bonus may be deferred as described below, and any amounts deferred are forfeitable, if a portfolio manager is terminated by Royce with or without cause or resigns. The amount of the deferred performance bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce registered investment company accounts selected by the portfolio manager at the beginning of the deferral period. The amount deferred will depend on the portfolio manager's total direct, indirect beneficial, and deferred unvested bonus investments in the Royce registered investment company account for which he is receiving portfolio management compensation.

      Partners Pool - Each portfolio manager, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the portfolio manager is terminated with or without cause or resigns, and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.

      Benefit Package - Each portfolio manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a small portion of a portfolio manager's overall compensation.

Statement of Additional Information - Oct. 28, 2005                     Page 113

(19) GSAM and the GSAM Value Team's (the Value Team) compensation package for its Portfolio Managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Portfolio Manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

      The performance bonus is significantly influenced by a 3-year period of investment performance. The following criteria are considered:

      o     Individual performance (relative, absolute)

      o     Team Performance (relative, absolute)

      o     Consistent performance that aligns with clients' objectives

      o     Achievement of top rankings (relative and competitive)

      The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3-year basis.

(20) Other Compensation. GSAM offers a number of additional benefits/deferred compensation programs for all Portfolio Managers including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

      Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(21) The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(22) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

Statement of Additional Information - Oct. 28, 2005                     Page 114

(23) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

(24) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in these accounts managed by the portfolio managers, including the Fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio managers. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(25) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

Statement of Additional Information - Oct. 28, 2005                     Page 115

(26) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, plus a percentage of the assets of the funds they support as research analysts and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

Basis for Board approving investment advisory contract.
Beginning in June 2005, the discussion regarding the basis for the Board's approval of the Investment Management Service Agreement and any subadvisory agreement is found in the fund's next annual or semiannual report following Board approval.

For funds that have not yet issued an annual or semiannual report since June 2005, the following information is provided regarding contracts between the fund and the investment manager or its affiliates, including the investment advisory contract, that were renewed in April 2004, generally based on the data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by the investment manager, then the reports were reviewed by all other Board members. The reports were presented in meetings at which Board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The Board obtained representations that it had received all the information that the investment manager believed was reasonably necessary to evaluate the terms of the contracts. The factors used by the Board the conclusions drawn are set forth below.

The Board considered that:

      o The investment manager must provide those services necessary to effectively manage the fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution and operating processes to compute daily net assets and maintain financial records. The Board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of the investment manager; and considered the allocation of costs among the services. Based on these comparisons the Board concluded that the services provided by the investment manager were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

      o The investment manager should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The Board considered the benefits derived by the investment manager from the use of commission dollars to buy services and from other business relationships with fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

Statement of Additional Information - Oct. 28, 2005                     Page 116

For funds with fiscal period ending September 30, 2004

Additionally for Diversified Equity Income
The Board considered that:

      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003 was above the median of its Lipper competitive group.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in the investment manager's investment management fee.

Additionally for Strategic Allocation
The Board considered that:


      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period Dec. 19, 2002, through Dec. 31, 2003, which is the time the team has managed the fund, was below the median of its Lipper competitive group, and the investment manager's senior management is taking effective action to address the below median performance.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee.

Additionally for Mid Cap Value
The Board considered that:

      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period Feb. 14, 2002 through Dec. 31, 2003, which is the time the team has managed the fund, was above the median of its Lipper competitive group.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

Statement of Additional Information - Oct. 28, 2005                     Page 117

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee. Also, consistent with the investment manager's pricing philosophy, an expense cap has been established to limit expenses.

Additionally for Balanced
The Board considered that:

      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period March 31, 2002 through Dec. 31, 2003, which is the time the team has managed the fund, was below the median of its Lipper competitive group, and the investment manager's senior management is taking effective action to address the below median performance.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee.

Additionally for Stock
The Board considered that:

      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003 was above the median of its Lipper competitive group.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee.

Statement of Additional Information - Oct. 28, 2005                     Page 118

For funds with fiscal period ending March 31, 2005
Additionally, for Precious Metals:
The Board considered that

      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group and the investment manager's senior management is taking action intended to address the below median performance.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in the investment manager's investment management fee.

Additionally for Equity Value:
The Board considered that

      o Over time the investment manager's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group and the investment manager's senior management is taking action intended to address the below median performance.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee.

Additionally for Small Cap Growth:
The Board considered that

      o Over time the investment manager should select and manage subadviser so that the fund will achieve investment performance above the median of funds with the same investment goals. The fund's investment performance for the period Jan. 24, 2001 through Dec. 31, 2003, which is the time the team has managed the fund and since inception of the fund, was below the median of its Lipper competitive group and the investment manager's senior management is taking action intended to address the below median performance.

Statement of Additional Information - Oct. 28, 2005                     Page 119

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is slightly above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee. Also, consistent with the investment manager's pricing philosophy, an expense cap has been established to limit expenses.

Additionally for Small Cap Advantage:
The Board considered that

      o Over time the investment manager should select and manage subadviser so that the fund will achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group and the investment manager's senior management is taking action intended to address the below median performance.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in the investment manager's investment management fee.

Additionally for Strategy Aggressive:
The Board considered that

      o Over time the investment manager should select and manage subadviser so that the fund will achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period June 30, 2002 through Dec. 31, 2003, which is the time the team has managed the fund, was below the median of its Lipper competitive group and the investment manager's senior management is taking action intended to address the below median performance.

      o The portfolio management team the investment manager has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is below median, is consistent with the expected results of that investment style in light of recent market conditions.

Statement of Additional Information - Oct. 28, 2005                     Page 120

      o The investment manager must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, the investment manager's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in the investment manager's investment management fee.

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

                                       Table 21. Administrative Services Agreement Fee Schedule*
--------------------------------------- ---------------------------------------------------------------------------------------
                 Fund                                      Asset Levels And Breakpoints In Applicable Fees
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------
                                            $0 -        $500,000,001 -   $1,000,000,001    $3,000,000,001 -   $12,000,000,001
                                         500,000,000    1,000,000,000    - 3,000,000,000    12,000,000,000           +
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------
Discovery                               0.080%         0.075%            0.070%           0.060%                   0.050%
Emerging Markets
European Equity
Global Balanced
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Partners Small Cap Value
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Company Index
Strategic Allocation
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------
California Tax-Exempt                   0.070%         0.065%            0.060%           0.050%              0.040%
Core Bond
Diversified Bond
High-Yield Bond
Income Opportunities
Inflation Protected
Insured Tax-Exempt
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Selective
Short Duration U.S. Government
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------

Statement of Additional Information - Oct. 28, 2005                     Page 121

--------------------------------------- ---------------------------------------------------------------------------------------
                 Fund                                      Asset Levels And Breakpoints In Applicable Fees
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------
                                            $0 -        $500,000,001 -   $1,000,000,001    $3,000,000,001 -   $12,000,000,001
                                         500,000,000    1,000,000,000    - 3,000,000,000    12,000,000,000           +
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------
Aggressive Growth                       0.060%         0.055%            0.050%           0.040%              0.030%
Balanced
Cash Management
Disciplined Equity
Diversified Equity
Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
Precious Metals
Real Estate
S&P 500 Index
Select Value
Stock
Strategy Aggressive
Tax-Exempt Money Market
Value
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------
Portfolio Builder Aggressive            0.020%         0.020%            0.020%           0.020%              0.020%
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate
Conservative
Portfolio Builder Total Equity
--------------------------------------- -------------- ----------------- ---------------- ------------------- -----------------

   * The Administrative Services Agreement fee schedule changed, effective as of Oct. 1, 2005.

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 122

                                  Table 22. Administrative Fees
------------------------------------------ ------------------------------------------------------- ------------------
                  Fund                                                                                Daily rate
                                                    Administrative services fees paid in            applied to fund
                                                                                                        assets
------------------------------------------ ------------------------------------------------------- ------------------
                                                 2005              2004               2003
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                         13,785         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Conservative                        5,969         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate                           23,460         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Aggressive                28,002         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Conservative              10,779         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Total Equity                       10,959         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Company Index                                 784,439            731,549            737,583              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
S&P 500 Index                                       319,791            324,551            213,950              0.080
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
Equity Value                                        454,202            451,613            503,915              0.037
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Precious Metals                                      51,848             52,769             36,584              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Advantage                                 491,869            371,247            295,220              0.054
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Growth                                    224,042            218,131            162,755              0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategy Aggressive                                 369,709            441,077            507,375              0.050
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    24,630              7,449             254(a)              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Growth                                   31,978              6,428             259(a)              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Value                                   458,121            271,928            168,023              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
High Yield Bond                                   1,219,476          1,227,227          1,034,060              0.046
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Select Value                                        427,460            240,301             94,457              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Selective                                           477,298            598,158            738,688              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Short Duration U.S. Government                      960,018          1,317,413          1,421,675              0.048
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Equity                                    129,820             88,061             32,020              0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Value                                     824,914            676,121            470,468              0.071
------------------------------------------ ----------------- ------------------ ------------------ ------------------
U.S. Government Mortgage                            152,145            204,741            166,561              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Value                                               285,752            228,212            161,752              0.060
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                87,771            100,323            111,565              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Dividend Opportunity                                406,110            415,515            457,055              0.037
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Insured Tax-Exempt                                  166,983            193,412            204,472              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Massachusetts Tax-Exempt                             30,362             37,526             39,417              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Michigan Tax-Exempt                                  23,283             30,016             33,309              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Minnesota Tax-Exempt                                163,503            176,718            182,304              0.038
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New York Tax-Exempt                                  36,031             43,576             47,766              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Ohio Tax-Exempt                                      24,486             31,477             34,268              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Real Estate                                          41,449           2,235(b)         N/A                     0.050
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
Cash Management                                   1,016,703          1,171,667          1,445,919              0.025
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Core Bond                                            78,241             38,539           2,965(c)              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Disciplined Equity                                   29,441              6,521                939              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Discovery                                            97,528            106,137             85,805              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Growth                                            1,370,094          1,523,915          1,469,076              0.045
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Income Opportunities                                164,038             81,849           3,160(c)              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Inflation Protected Securities                       61,197           6,834(d)         N/A                     0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Equity                                    860,387            212,114             27,560              0.048
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Value                                      67,667             41,856             11,000              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Limited Duration Bond                                88,881             53,771           3,184(c)              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New Dimensions                                    4,756,123          5,561,820          5,277,428              0.035
------------------------------------------ ----------------- ------------------ ------------------ ------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------

Diversified Bond                                  1,259,427          1,460,195          1,674,570              0.046
------------------------------------------ ----------------- ------------------ ------------------ ------------------


Statement of Additional Information - Oct. 28, 2005                     Page 123

------------------------------------------ ------------------------------------------------------- ------------------
                  Fund                                                                                Daily rate
                                                    Administrative services fees paid in            applied to fund
                                                                                                        assets
------------------------------------------ ----------------- ------------------ ------------------ ------------------
                                                 2004              2003               2002
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------
Balanced                                            588,644            610,513            797,157              0.039
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Diversified Equity Income                           942,358            676,319            758,131              0.029
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Value                                       170,293             58,931             18,741              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Stock                                               789,200            768,983            958,744              0.033
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategic Allocation                                390,084            381,033            465,436              0.038
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                                    271,857            208,342            234,669              0.098
------------------------------------------ ----------------- ------------------ ------------------ ------------------
European Equity                                      78,835             82,084            116,212              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Balanced                                      59,047             56,559             71,921              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Bond                                         314,640            311,211            279,674              0.057
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Equity                                       284,795            304,662            463,678              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Technology                                   131,702             93,713            112,662              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Aggressive Growth                     149,750             94,603         N/A                     0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Equity                                 88,536             38,014         N/A                     0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Opportunity                           255,871            239,593            357,775              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Select Value                          549,050            284,251         N/A                     0.074
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Small Cap                              46,103             13,092         N/A                     0.080
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                         69,058             65,453             33,380              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Growth                                    1,056,445            868,316            805,649              0.047
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt Bond                                     323,368            371,126            375,680              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt High Income                            1,447,459          1,546,469          1,631,443              0.032
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                              45,528             60,388             61,883              0.030
------------------------------------------ ----------------- ------------------ ------------------ ------------------


(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(c) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(d) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AGREEMENT

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 124

                 Balanced, Equity, Funds-of-Funds - Equity Funds
The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

   Class A        Class B      Class C      Class D      Class E       Class I      Class Y
   -------        -------      -------      -------      -------       -------      -------
    $19.50        $20.50       $20.00       $19.50        $19.50        $1.00       $17.50

  Funds-of-Funds - Bond, State Tax-Exempt Bond, Taxable Bond, Tax-Exempt Bond
                                     Funds

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

   Class A        Class B      Class C      Class I      Class Y
   -------        -------      -------      -------      -------
    $20.50        $21.50       $21.00        $1.00        $18.50

                               Money Market Funds

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

   Class A        Class B      Class C      Class I      Class Y
   -------        -------      -------      -------      -------
    $22.00        $23.00       $22.50        $1.00        $20.00

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT

Ameriprise Financial Services, Inc., located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the Distributor daily. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 125

                                     Table 23. Sales Charges Paid to Distributor
---------------------------------------- --------------------------------------- ------------------------------------------
                 Fund                    Sales charges paid to Distributor       Amount retained after paying commissions
                                                                                            and other expenses
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
                                             2005         2004         2003          2005          2004           2003
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                2,689,735      N/A          N/A         1,129,812       N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Conservative                722,689      N/A          N/A           178,650       N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Moderate                  3,810,185      N/A          N/A         1,309,727       N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Moderate Aggressive       6,114,118      N/A          N/A         2,610,071       N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Moderate Conservative     1,603,913      N/A          N/A           530,042       N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Total Equity              1,393,255      N/A          N/A           509,719       N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Company Index                         1,511,932    1,717,480    2,281,660       554,278        485,006       379,830
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
S&P 500 Index                                N/A - No      N/A          N/A          N/A            N/A           N/A
                                           sales charge
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------------
Equity Value                                  740,741      798,502    1,056,778       258,954        212,373       257,505
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Precious Metals                               141,256      146,086      116,320        58,658         46,448      (25,993)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Advantage                         1,972,996    2,543,371      968,618       774,287        757,410       332,344
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Growth                              636,221    1,140,014    1,001,802       251,743        371,324       177,635
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Strategy Aggressive                           595,175      873,773    1,249,906       241,030        296,244       439,236
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             165,878      131,508     2,319(a)        72,142         50,690     19,790(a)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Fundamental Growth                            108,453       87,619     5,351(a)        42,738         18,759   (18,864)(a)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Fundamental Value                           2,807,456    2,069,259    1,337,752     1,018,799        633,428       251,037
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
High Yield Bond                             3,259,902    4,885,301    3,424,299       975,605      1,014,719       301,541
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Select Value                                1,622,013    2,473,422    1,230,319       570,709        668,150        56,873
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Selective                                     588,090    1,034,975    1,444,382       284,661        429,635       232,740
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Short Duration U.S. Government              3,761,704    8,055,130   11,561,778     1,548,985      2,236,469   (2,552,775)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Equity                              521,747      687,100      317,549       185,766        199,371         9,860
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Value                             2,761,449    3,415,712    2,827,168     1,027,972      1,093,404       579,029
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
U.S. Government Mortgage                      621,406    1,414,409    2,218,546       188,075        322,339       585,001
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Value                                         826,767    1,098,734      980,177       238,721        257,673       138,732
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                         217,494      246,897      369,212       109,849         96,481       147,346
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Dividend Opportunity                        1,560,011    1,451,779    1,198,206       478,911        537,003       449,037
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Insured Tax-Exempt                            302,210      567,873      739,237        94,572        182,980      (34,724)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Massachusetts Tax-Exempt                       95,312      163,094      230,570        41,176         67,903        23,080
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Michigan Tax-Exempt                            67,704      108,759      123,009        20,037         48,877         9,420
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Minnesota Tax-Exempt                          459,091      645,851      658,737       137,046        225,724        43,189
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
New York Tax-Exempt                           132,690      155,512      146,838        62,241         65,578        26,914
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Ohio Tax-Exempt                                55,007      113,361      155,216         8,755         35,469        15,472
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Real Estate                                   556,057   224,344(b)      N/A           223,164      95,933(b)      N/A
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------------
Cash Management                               748,512    1,556,245    2,570,091       746,839      1,554,374     2,568,224
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Core Bond                                     202,975      243,504    61,761(c)        86,520        169,705     (239,213)
                                                                                                                       (c)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Disciplined Equity                            125,953       64,957       15,207        46,636         13,620      (24,103)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Discovery                                      48,669       74,600       82,752        19,935         34,840        40,973
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Growth                                      3,363,143    5,194,048    5,319,830     1,253,105      1,979,434     1,703,248
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Income Opportunities                          879,762    1,008,513    51,706(c)       190,393        268,488   (266,547)
                                                                                                                  (c)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Inflation Protected Securities                421,889   218,847(d)      N/A            76,043      45,591(d)      N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Large Cap Equity                            1,699,188    2,547,239      592,326       609,407        711,343        76,721
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Large Cap Value                               188,831      454,971      180,263        63,877        132,559         6,677
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Limited Duration Bond                         389,542      423,604    64,991(c)       111,318        178,177     (268,630)
                                                                                                                       (c)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
New Dimensions                             11,509,625   18,985,816   20,406,015     4,338,161      6,850,376       454,955
---------------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------------
Diversified Bond                            2,874,944    3,926,269    5,046,003     1,006,060      1,516,544       722,797
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------


Statement of Additional Information - Oct. 28, 2005                     Page 126

---------------------------------------- --------------------------------------- ------------------------------------------
                 Fund                    Sales charges paid to Distributor       Amount retained after paying commissions
                                                                                            and other expenses
---------------------------------------- --------------------------------------- ------------------------------------------
                                             2004         2003         2002          2004          2003           2002
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------------
Balanced                                      735,450      750,472      906,306       240,733        228,111       397,132
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Diversified Equity Income                  10,301,867    3,604,654    5,283,451     2,933,886      1,012,358       744,874
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Mid Cap Value                               2,377,837      655,293      498,784       837,278        149,937      (25,406)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Stock                                         831,538      980,709    1,308,555       329,906        337,309       445,629
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Strategic Allocation                          989,579      847,194      877,280       316,545        223,952       295,874
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              556,829      243,062      325,336   (6,660,972)    (2,681,731)   (4,049,970)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
European Equity                               227,285      212,129      373,420       121,202         42,141       134,829
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Balanced                               150,501      122,917      152,020        57,629         45,326        46,735
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Bond                                   956,580    1,009,917      515,760       536,364        537,388       274,717
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Equity                                 467,198      437,154      782,415       203,564        196,939       348,443
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Technology                             591,744      543,360      717,011       208,704        150,041       262,977
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Aggressive Growth               796,060      528,748      N/A           360,944        194,832      N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Equity                          456,321      329,351      N/A           175,987         82,777      N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Opportunity                     997,517      274,577      428,744       371,845        104,589        89,051
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Select Value                  3,105,887    1,896,607      N/A         1,220,539        527,546      N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Small Cap                       324,756       86,270      N/A           115,235         18,806      N/A
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                  306,545      611,983      366,668        86,091        100,008      (44,152)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Mid Cap Growth                              3,566,760    4,166,089    2,678,040     1,373,111      1,046,768       438,718
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Tax-Exempt Bond                               495,541      740,644      814,931       197,028        233,789       169,809
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Tax-Exempt High Income                      3,131,234    4,468,036    5,379,416     1,256,629      1,475,443     1,352,482
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                    N/A - No        N/A          N/A          N/A            N/A           N/A
                                         sales charge
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------


(a) For the period from April 14, 2003 (when shares became publicly available) to May 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.

(c) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(d) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, the fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For funds other than money market funds


     To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:


     The fee is based on the average daily net assets of the fund attributable to the applicable class:

           Class A        Class B      Class C      Class D
            0.25%          1.00%        1.00%        0.25%

Statement of Additional Information - Oct. 28, 2005                     Page 127

     For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

For money market funds

     The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

                                 Class A        Class B
                                  0.10%          0.85%

     For Class B shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, Class C and Class D shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Oct. 28, 2005                     Page 128

                                              Table 24. 12b-1 Fees

------------------------------------------ ----------------- ------------------ ------------------ ------------------
                  Fund                         Class A            Class B            Class C            Class D
---------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                       $131,509           $148,824            $14,167         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Conservative                       47,394             90,296             18,476         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------

Portfolio Builder Moderate                          207,226            306,025             37,943         N/A

------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Aggressive               269,870            290,686             29,798         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Conservative              88,986            154,618             28,321         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Total Equity                      103,536            123,254             10,069         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Company Index                               1,997,297          4,471,167         N/A                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
S&P 500 Index                                    N/A                N/A                N/A                  $169,434
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
Equity Value                                      2,181,335          2,942,254             34,607         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Precious Metals                                     162,502            190,923             17,490         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Advantage                               1,548,853          2,477,943            123,637         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Growth                                    448,569            839,539             76,227         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategy Aggressive                               1,298,856          1,840,696             21,193         N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    53,023             48,357              3,331         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Growth                                   41,230             53,576              2,998         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Value                                 1,207,593          2,384,944            146,962         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
High Yield Bond                                   4,680,366          7,125,474            395,850         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Select Value                                      1,225,074          1,930,026            115,118         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Selective                                         1,638,968          1,516,008             49,992         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Short Duration U.S. Government                    2,696,008          7,653,428            311,601         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Equity                                    272,058            431,058             38,537         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Value                                   1,851,124          3,558,899            222,997         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
U.S. Government Mortgage                            427,918          1,109,871            125,193         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Value                                               678,394          1,516,583             96,685         N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                               483,557            182,416             33,536         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Dividend Opportunity                              1,852,456          2,836,466            105,158         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Insured Tax-Exempt                                  859,029            502,493             65,596         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Massachusetts Tax-Exempt                            147,943            186,463             14,622         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Michigan Tax-Exempt                                 136,742             59,822             18,779         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Minnesota Tax-Exempt                                877,625            517,111             92,150         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New York Tax-Exempt                                 196,842            120,762             16,217         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Ohio Tax-Exempt                                     136,871             84,836             21,311         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Real Estate                                          98,379            109,406              6,203         N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
Cash Management                                   3,303,424          1,141,431             20,261         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Core Bond                                           153,743            100,229              4,566         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Disciplined Equity                                   44,025             51,693              1,420         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Discovery                                           366,138            129,934                280         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Growth                                            5,058,973          5,641,889            128,612         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Income Opportunities                                484,743            713,097             64,944         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Inflation Protected Securities                      151,312            322,955             28,363         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Equity                                  2,866,767          5,272,525            101,520         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Value                                     183,291            277,867             14,213         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Limited Duration Bond                               252,631            234,566             19,297         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New Dimensions                                   20,565,923         24,839,333            559,396         N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------

Diversified Bond                                  4,534,413          5,752,444            193,278         N/A

---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------
Balanced                                          2,814,685          1,376,547             28,213         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Diversified Equity Income                         5,224,755          8,381,118            317,426         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Value                                       549,492            998,282             49,648         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Stock                                             4,245,423          1,877,379             32,180         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategic Allocation                              2,277,239          1,085,304             37,928         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------

Statement of Additional Information - Oct. 28, 2005                     Page 129

------------------------------------------ ----------------- ------------------ ------------------ ------------------
                  Fund                         Class A            Class B            Class C            Class D
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                                    438,042            756,560              9,336         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
European Equity                                     220,429            388,890             15,823         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Balanced                                     136,721            320,051              7,301         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Bond                                         952,565          1,560,487             50,444         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Equity                                       894,340          1,283,273              9,589         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Technology                                   375,071            644,615             42,622         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Aggressive Growth                     332,586            423,534             25,270         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Equity                                205,952            192,318             13,300         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Opportunity                           773,809            795,312             13,470         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Select Value                        1,251,975          1,947,966            101,585         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Small Cap                             105,681             95,201              4,458         N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                        326,960            258,071            107,144         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Growth                                    3,701,465          4,312,934            147,541         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt Bond                                   1,800,449            429,863             52,734         N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt High Income                           10,363,982          2,912,090            293,295         N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                             143,129         N/A                N/A                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Bond Funds other than Diversified Bond, High Yield Bond and Selective: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

For State Tax-Exempt Bond, Tax-Exempt Bond and Tax-Exempt Money Market Funds, as well as Diversified Bond, High Yield Bond, and Selective: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

For all funds: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

Organizational Information

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES
The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

Statement of Additional Information - Oct. 28, 2005                     Page 130

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

                                Table 25. Fund History Table for All Publicly Offered RiverSource Funds

--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
                                                 Date of      Date First      Form of       State of     Fiscal Year   Diversified
                   Fund*                      Organization    Offered to   Organization   Organization       End
                                                                Public
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
California Tax-Exempt Trust                      4/7/86                      Business          MA            6/30
                                                                             Trust(2)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    California Tax-Exempt Fund                                 8/18/86                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Dimensions Series, Inc                          2/20/68,                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    New Dimensions Fund                                         8/1/68                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Discovery Series, Inc.                          4/29/81,                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Core Bond Fund                                             6/19/03                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Discovery Fund                                             8/24/81                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Income Opportunities Fund                                  6/19/03                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Inflation Protected Securities Fund                         3/4/04                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Limited Duration Bond Fund                                 6/19/03                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Equity Series, Inc.                             3/18/57,                    Corporation       NV/MN         11/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Mid Cap Growth Fund(7)                                      6/4/57                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Fixed Income Series, Inc.                       6/27/74,                    Corporation       NV/MN          8/31
                                               6/31/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Diversified Bond Fund(3)                                   10/3/74                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Global Series, Inc.                             10/28/88                    Corporation        MN           10/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Emerging Markets Fund(6)                                   11/13/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Balanced Fund(6)                                    11/13/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Bond Fund                                           3/20/89                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Equity Fund(4),(6)                                  5/29/90                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Technology Fund                                     11/13/96                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Government Income Series, Inc.                   3/12/85                    Corporation        MN            5/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Short Duration U.S. Government Fund(3)                     8/19/85                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    U.S. Government Mortgage Fund 2/14/02 Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Growth Series, Inc.                             5/21/70,                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Disciplined Equity Fund(7)                                 4/24/03                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Growth Fund                                                 3/1/72                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Large Cap Equity Fund                                      3/28/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Large Cap Value Fund                                       6/27/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
High Yield Income Series, Inc.                   8/17/83                    Corporation        MN            5/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    High Yield Bond Fund(3)                                    12/8/83                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
High Yield Tax-Exempt Series, Inc.              12/21/78;                   Corporation       NV/MN         11/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Tax-Exempt High Income Fund(7)                              5/7/79                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Income Series, Inc.                             2/10/45;                    Corporation       NV/MN          5/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Selective Fund                                              4/6/45                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 131

--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
                                                 Date of      Date First      Form of       State of     Fiscal Year   Diversified
                   Fund*                      Organization    Offered to   Organization   Organization       End
                                                                Public
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
International Series, Inc.                      7/18/84                    Corporation        MN            10/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    European Equity Fund(6)                                    6/26/00                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Opportunity Fund(6), (7)                     11/15/84                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Investment Series, Inc.                         1/18/40;                    Corporation       NV/MN          9/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Balanced Fund(7)                                           4/16/40                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Diversified Equity Income Fund                             10/15/90                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Mid Cap Value Fund                                         2/14/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Managed Series, Inc.                             10/9/84                    Corporation        MN            9/30
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Strategic Allocation Fund(7)                               1/23/85                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Market Advantage Series, Inc.                    8/25/89                    Corporation        MN            1/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Conservative Fund                         3/4/04                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Moderate Conservative                     3/4/04                                                     No
    Fund
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Moderate Fund                             3/4/04                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Moderate Aggressive                       3/4/04                                                     No
    Fund
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Aggressive Fund                           3/4/04                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Total Equity Fund                         3/4/04                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    S&P 500 Index Fund                                         10/25/99                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Company Index Fund                                   8/19/96                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Money Market Series, Inc.                       8/22/75;                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Cash Management Fund                                       10/6/75                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Partners Series, Inc.                            3/20/01                    Corporation        MN            5/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Aggressive Growth Fund                                     4/24/03                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Fundamental Growth Fund(7)                                 4/24/03                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Fundamental Value Fund                                     6/18/01                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Select Value Fund                                           3/8/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Equity Fund(7)                                    3/8/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Value Fund                                       6/18/01                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Value Fund                                                 6/18/01                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Partners International Series, Inc.              5/9/01                     Corporation        MN           10/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Aggressive Growth Fund                       9/28/01                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Equity Fund(7)                               10/3/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Select Value Fund                            9/28/01                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Small Cap Fund                               10/3/02                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Sector Series, Inc.                              3/25/88                    Corporation        MN            6/30
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Dividend Opportunity Fund(5)                                8/1/88                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Real Estate Fund                                            3/4/04                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Selected Series, Inc.                            10/5/84                    Corporation        MN            3/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Precious Metals Fund                                       4/22/86                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Special Tax-Exempt Series Trust                  4/7/86                      Business          MA            6/30
                                                                             Trust(2)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Insured Tax-Exempt Fund                                    8/18/86                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Massachusetts Tax-Exempt Fund                               7/2/87                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Michigan Tax-Exempt Fund                                    7/2/87                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Minnesota Tax-Exempt Fund                                  8/18/86                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    New York Tax-Exempt Fund                                   8/18/86                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Ohio Tax-Exempt Fund                                        7/2/87                                                     No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Stock Series, Inc.                              2/10/45,                    Corporation       NV/MN          9/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Stock Fund                                                  4/6/45                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Strategy Series, Inc.                            1/24/84                    Corporation        MN            3/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Equity Value Fund                                          5/14/84                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Growth Fund                                      1/24/01                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Advantage Fund                                    5/4/99                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Strategy Aggressive Fund                                   5/14/84                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 132

--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
                                                 Date of      Date First      Form of       State of     Fiscal Year   Diversified
                   Fund*                      Organization    Offered to   Organization   Organization       End
                                                                Public
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Tax-Exempt Series, Inc.                        9/30/76,                    Corporation       NV/MN          11/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Intermediate Tax-Exempt Fund                               11/13/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Tax-Exempt Bond Fund                                       11/24/76                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Tax-Free Money Series, Inc.                     2/29/80,                    Corporation       NV/MN         12/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Tax-Exempt Money Market Fund(7)                             8/5/80                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------

* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.

(4) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(5) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

(6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Balanced Fund changed its name to Threadneedle Global Balanced Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

(7) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

Statement of Additional Information - Oct. 28, 2005                     Page 133

Board Members and Officers

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 14 Master Trust portfolios and 90 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who must retire after her 75th birthday.

                                                         Table 26. Board Members
Independent Board Members
---------------------------- --------------------- -------------------------- ------------------------ --------------------
    Name, address, age        Position held with     Principal occupation              Other                Committee
                               Fund and length      during past five years         directorships           memberships
                                  of service
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Arne H. Carlson              Board member          Chair, Board Services                               Joint Audit,
901 S. Marquette Ave.        since 1999            Corporation (provides                               Contracts,
Minneapolis, MN 55402                              administrative services                             Executive,
Age 71                                             to boards); former                                  Investment Review,
                                                   Governor                                            Board Effectiveness
                                                   of Minnesota
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Philip J. Carroll, Jr.       Board member          Retired Chairman and       Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.        since 2002            CEO, Fluor Corporation     Vulcan Materials         Executive,
Minneapolis, MN 55402                              (engineering and           Company, Inc.            Investment Review
Age 67                                             construction)              (construction
                                                                              materials/chemicals)
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Patricia M. Flynn            Board member          Trustee Professor of                                Investment Review,
901 S. Marquette Ave.        since 2004            Economics and                                       Joint Audit
Minneapolis, MN 55402                              Management, Bentley
Age 54                                             College; former Dean,
                                                   McCallum Graduate School
                                                   of Business, Bentley
                                                   College
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Anne P. Jones                Board member          Attorney and Consultant                             Joint Audit,
901 S. Marquette Ave.        since 1985                                                                Board
Minneapolis, MN 55402                                                                                  Effectiveness,
Age 70                                                                                                 Executive,
                                                                                                       Investment Review
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Stephen R. Lewis, Jr.        Board member          President Emeritus and     Valmont Industries,      Contracts,
901 S. Marquette Ave.        since 2002            Professor of Economics,    Inc.  (manufactures      Investment Review,
Minneapolis, MN 55402                              Carleton College           irrigation systems)      Executive,
Age 65                                                                                                 Board Effectiveness
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Catherine James Paglia       Board member          Director, Enterprise       Strategic                Contracts,
901 S. Marquette Ave.        since 2004            Asset Management, Inc.     Distribution, Inc.       Investment Review
Minneapolis, MN 55402                              (private real estate and   (transportation,
Age 53                                             asset management company)  distribution and
                                                                              logistics consultants)
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Alan K. Simpson              Board member          Former three-term                                   Investment Review,
1201 Sunshine Ave.           since 1997            United States Senator                               Board Effectiveness
Cody, WY 82414                                     for Wyoming
Age 74
---------------------------- --------------------- -------------------------- ------------------------ --------------------
Alison Taunton-Rigby         Board member          Chief Executive Officer,   Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.        since 2002            RiboNovix, Inc. since      (biotechnology)          Contracts
Minneapolis, MN 55402                              2003 (biotechnology);
Age 61                                             former President,
                                                   Forester Biotech
---------------------------- --------------------- -------------------------- ------------------------ --------------------


Statement of Additional Information - Oct. 28, 2005                     Page 134

Board Members Affiliated with Ameriprise Financial, Inc. (formerly AEFC)*


---------------------------------- ----------------- ------------------------------------- ----------------- ----------------
       Name, address, age           Position held
                                    with Fund and          Principal occupation               Other           Committee
                                      length of           during past five years          directorships      Memberships
                                       service
---------------------------------- ----------------- ------------------------------------- ----------------- ----------------
William F. Truscott                Board member      President - U.S. Asset Management                       Investment
53600 Ameriprise Financial Center  since 2001,       and Chief Investment Officer,                           Review
Minneapolis, MN 55474              Vice President    Ameriprise Financial, Inc. and
Age 45                             since 2002        President, Chairman of the Board
                                                     and Chief Investment Officer,
                                                     RiverSource Investments, LLC since
                                                     2005; Senior Vice President - Chief
                                                     Investment Office, Ameriprise
                                                     Financial, Inc. and Chairman of the
                                                     Board and Chief Investment Officer,
                                                     RiverSource Investments, LLC,
                                                     2001-2005; former Chief Investment
                                                     Officer and Managing Director,
                                                     Zurich Scudder
---------------------------------- ----------------- ------------------------------------- ----------------- ----------------


* Interested person by reason of being an officer, director and/or employee of Ameriprise Financial, Inc. (formerly American Express Financial Corporation) or of RiverSource Investments, LLC, its wholly-owned subsidiary.


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                                                          Table 27. Fund Officers
------------------------------------ ---------------- ------------------------------------- ------------------ ------------------
        Name, address, age            Position held
                                      with Fund and           Principal occupation                Other            Committee
                                        length of            during past five years           directorships       Memberships
                                         service
------------------------------------ ---------------- ------------------------------------- ------------------ ------------------
Jeffrey P. Fox                       Treasurer        Vice President - Investment
105 Ameriprise Financial Center      since 2002       Accounting, Ameriprise Financial,
Minneapolis, MN 55474                                 Inc., since 2002; Vice President -
Age 50                                                Finance, American Express Company,
                                                      2000-2002; Vice President -
                                                      Corporate
                                                      Controller, Ameriprise Financial,
                                                      Inc., 1996-2000
------------------------------------ ---------------- ------------------------------------- ------------------ ------------------
Paula R. Meyer                       President        Senior Vice President - Mutual
596 Ameriprise Financial Center      since 2002       Funds, Ameriprise Financial, Inc.
Minneapolis, MN 55474                                 since 2002 and Senior Vice
Age 51                                                President, RiverSource Investments,
                                                      LLC since 2004; Vice President and
                                                      Managing Director - American
                                                      Express Funds, Ameriprise
                                                      Financial, Inc. 2000-2002; Vice
                                                      President, Ameriprise Financial,
                                                      Inc. 1998-2000
------------------------------------ ---------------- ------------------------------------- ------------------ ------------------
Leslie L. Ogg                        Vice President,  President of Board Services
901 S. Marquette Ave.                General          Corporation
Minneapolis, MN 55402                Counsel, and
Age 67                               Secretary
                                     since 1978
------------------------------------ ---------------- ------------------------------------- ------------------ ------------------
Beth E. Weimer                       Chief            Vice President and Chief Compliance
172 Ameriprise Financial Center      Compliance       Officer, Ameriprise Financial, Inc.
Minneapolis, MN 55474                Officer since    since 2001 and Chief Compliance
Age 52                               2004             Officer, RiverSource Investments,
                                                      LLC since 2005; Vice President and
                                                      Chief Compliance Officer - Asset
                                                      Management and Insurance,
                                                      Ameriprise Financial Services, Inc.
                                                      since 2001; Partner, Arthur
                                                      Andersen Regulatory Risk Services,
                                                      1998-2001
------------------------------------ ---------------- ------------------------------------- ------------------ ------------------


Statement of Additional Information - Oct. 28, 2005                     Page 135

Responsibilities of Board with respect to fund management

The Board initially approves an Investment Management Services Agreement and other contracts with RiverSource Investments and its affiliates, its subsidiaries, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and RiverSource Investments' profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                          Table 28. Committee Meetings
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
                 Fiscal Period                    Executive      Joint      Investment      Board       Contracts
                                                  Committee      Audit        Review     Effectiveness  Committee
                                                               Committee    Committee     Committee
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending January 31        1            4            4             5             5
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending March 31          1            4            3             5             5
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending May 31            1            4            4             5             5
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending June 30           1            4            3             5             6
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending July 31           1            4            4             5             6
------------------------------------------------ ------------ ------------ ------------- ------------- -------------

For funds with fiscal period ending August  31        1            4            4             5             6

------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending September 30      1            4            4             3             7
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending October  31       1            5            4             4             7
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending November 30       1            4            4             3             6
------------------------------------------------ ------------ ------------ ------------- ------------- -------------
For funds with fiscal period ending December 31       1            4            4             3             7
------------------------------------------------ ------------ ------------ ------------- ------------- -------------

Statement of Additional Information - Oct. 28, 2005                     Page 136

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

All funds. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of all funds overseen by the Board member.

                   Table 29. Board Member Holdings - All Funds

Based on net asset values as of Dec. 31, 2004
------------------------- ------------------------------------------------------
     Board member            Aggregate dollar range of equity securities of all
                                       funds overseen by Board member
------------------------- ------------------------------------------------------
Arne H. Carlson           Over $100,000
------------------------- ------------------------------------------------------
Philip J. Carroll, Jr.*   None
------------------------- ------------------------------------------------------
Patricia M. Flynn         $10,001 - $50,000
------------------------- ------------------------------------------------------
Anne P. Jones             Over $100,000
------------------------- ------------------------------------------------------
Stephen R. Lewis, Jr.*    $10,001 - $50,000
------------------------- ------------------------------------------------------
Catherine James Paglia    None
------------------------- ------------------------------------------------------
Alan K. Simpson           $50,000 -  $100,000
------------------------- ------------------------------------------------------
Alison Taunton-Rigby      Over $100,000
------------------------- ------------------------------------------------------
William F. Truscott       Over $100,000
------------------------- ------------------------------------------------------

* Three independent directors have deferred compensation invested in share equivalents.

    As of Dec. 31, 2004, each owned:

            Philip J. Carroll, Jr.......................$10,001-$50,000

            Stephen R. Lewis, Jr. ......................$50,001-$100,000

Holdings in each individual fund. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of each fund.

               Table 30. Board Member Holdings - Individual Funds

Based on net asset values as of Dec. 31, 2004

------------------------- ----------------------------------------------------------------------------------------------------------
          Fund                                          Dollar range of equity securities in the fund
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
                           Carlson     Carroll      Flynn       Jones       Lewis       Paglia     Simpson     Taunton     Truscott
                                                                                                                Rigby
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Aggressive Growth            None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Balanced                     None        None        None        None        None        None        None        None      $50,001-
                                                                                                                           $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
California Tax-Exempt        None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Cash Management            $10,001-      None        None        None        None        None        $1-         None        None
                           $50,000                                                                  10,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Core Bond                    None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Disciplined Equity         $10,001-      None        None        None        None        None        None        None      $10,001-
                           $50,000                                                                                         $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Discovery                    None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Diversified Bond             None        None        None      $10,001-      None        None        None        None      $10,001-
                                                               $50,000                                                     $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Diversified Equity           None        None        None        None      $10,001-      None        None      $10,001-      None
Income                                                                     $50,000                             $50,000
                                                                              C
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Dividend Opportunity       $10,001-      None        None        None        None        None        None        None     Over
                           $50,000                                                                                         $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Emerging Markets             None        None        None        None        None        None        None        None      $10,001-
                                                                                                                           $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Equity Value                 None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
European Equity              None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Fundamental Growth           None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Fundamental Value          $10,001-      None        None        None        None        None        None        None        None
                           $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Balanced              None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Bond                  None        None        None      $50,001-      None        None        None        None        None
                                                               $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Equity                None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------

Statement of Additional Information - Oct. 28, 2005                     Page 137

------------------------- ----------------------------------------------------------------------------------------------------------
          Fund                                          Dollar range of equity securities in the fund
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
                           Carlson     Carroll      Flynn       Jones       Lewis       Paglia     Simpson     Taunton     Truscott
                                                                                                                Rigby
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Technology            None         A          None        None        None        None        None      $10,001-    $10,001-
                                                                                                               $50,000     $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Growth                       None        None        None      $10,001-      None        None        None      $10,001-    $50,001-
                                                               $50,000                                         $50,000     $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
High Yield Bond              None        None        None        Over        None        None        None        None        Over
                                                               $100,000                                                    $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Income Opportunities         None        None        None        None        None        None        None        None      $10,001-
                                                                                                                           $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Inflation Protected          None        None        None        None        None        None        None        None        None
Securities
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Insured Tax-Exempt           None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Intermediate                 None        None        None        None        None        None        None        None      $50,001-
Tax-Exempt Bond                                                                                                            $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
International                None        None        None        None        None        None        None        None        None
Aggressive Growth
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
International Equity         None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
International                None        None        None        None        None        None      $10,001-      None        Over
Opportunity                                                                                        $50,000                 $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
International Select         None        None        None        None        None        None        None        None        None
Value
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
International Small Cap      None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Large Cap Equity             None        None        None        None        None        None        None      $10,001-      Over
                                                                                                               $50,000     $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Large Cap Value              None        None        None        None        None        None        None      $10,001-    $50,001-
                                                                                                               $50,000     $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Limited Duration Bond        None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Massachusetts Tax-Exempt     None        None        None        None        None        None        None        None     Over
                                                                                                                           $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Michigan Tax-Exempt          None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Mid Cap Growth               None        None        None        None      $10,001-      None        None        None      $50,001-
                                                                           $50,000                                         $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Mid Cap Value                None        None        None        None        None        None        None        None      $10,001-
                                                                                                                           $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Minnesota Tax-Exempt         None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
New Dimensions               None        None        None     Over           None        None        None        None        None
                                                               $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
New York Tax-Exempt          None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Ohio Tax-Exempt              None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Portfolio Builder            None        None        None        None        None        None        None        None        None
Aggressive
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Portfolio Builder            None        None        None        None        None        None        None        None        None
Conservative
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Portfolio Builder            None        None        None        None        None        None        None        None        None
Moderate
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Portfolio Builder            None        None        None        None        None        None        None        None        None
Moderate Aggressive
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Portfolio Builder            None        None        None        None        None        None        None        None        None
Moderate Conservative
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Portfolio Builder Total      None        None        None        None        None        None        None        None        None
Equity
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Precious Metals              None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Real Estate                  None        None        None        None        None        None        None        None      $50,001-
                                                                                                                           $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
S&P 500 Index                None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Select Value               $10,001-      None        None        None        None        None        None        None        None
                           $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Selective                    None        None        None      $10,001-      None        None        None        None        None
                                                               $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Short Duration U.S.          None        None        None        Over        None        None        None        None        None
Government                                                     $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Small Cap Advantage          None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Small Cap Equity             None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Small Cap Growth             None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------

Statement of Additional Information - Oct. 28, 2005                     Page 138

------------------------- ----------------------------------------------------------------------------------------------------------
          Fund                                          Dollar range of equity securities in the fund
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
                           Carlson     Carroll      Flynn       Jones       Lewis       Paglia     Simpson     Taunton     Truscott
                                                                                                                Rigby
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Small Cap Value              None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Small Company Index          None        None        None         Over       None        None        None        None        None
                                                               $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Stock                        None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Strategic Allocation       $50,001-      None      $10,001-      None        None        None        None        None      $10,001-
                           $100,000                $50,000                                                                 $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Strategy Aggressive          None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Tax-Exempt Bond              None        None        None      $10,001-      None        None        None        None        None
                                                               $50,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Tax-Exempt High Income       None        None        None        None        None        None        None        None      $50,001-
                                                                                                                           $100,000
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Tax-Exempt Money Market      None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
U.S. Government Mortgage     None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------
Value                        None        None        None        None        None        None        None        None        None
------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------

Deferred compensation invested in share equivalents:

    A. Carroll.......Global Technology...............$10,001-$50,000

    B. Lewis ........International Opportunity.......$10,001-$50,000
                     Diversified Equity Income.......$50,001-$100,000
                     Emerging Markets................$10,001-$50,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal year.


                         Table 31. Board Member Compensation - All Funds
-------------------------------------------------- ---------------------------------------------------------
                 Board members*                                    Total Cash Compensation
                                                   from RiverSource Funds and Preferred Master Trust Group
                                                                     Paid to Board Member
-------------------------------------------------- ---------------------------------------------------------
Philip J. Carroll, Jr.                                                      $       0
-------------------------------------------------- ---------------------------------------------------------
Livio D. DeSimone**                                                                 0
-------------------------------------------------- ---------------------------------------------------------
Patricia M. Flynn                                                              76,275
-------------------------------------------------- ---------------------------------------------------------
Anne P. Jones                                                                 180,858
-------------------------------------------------- ---------------------------------------------------------
Stephen R. Lewis, Jr.                                                         141,421
-------------------------------------------------- ---------------------------------------------------------
Catherine James Paglia                                                        138,900
-------------------------------------------------- ---------------------------------------------------------
Alan K. Simpson                                                               133,808
-------------------------------------------------- ---------------------------------------------------------
Alison Taunton-Rigby                                                          161,808
-------------------------------------------------- ---------------------------------------------------------


* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation, a company providing administrative services to the funds. Mr. Carlson's total compensation was $373,750. Board member compensation is a combination of a base fee and meeting fees.


** Livio D. DeSimone retired as a member of the Board, effective Sept. 8, 2005.


Statement of Additional Information - Oct. 28, 2005                     Page 139

Compensation from each fund. The following table shows the compensation to the Board members from each fund during its last fiscal period.


                         Table 32. Board Member* Compensation - Individual Funds
-----------------------------------------------------------------------------------------------------------------------------
               Fund                                             Aggregate Compensation from Fund
-----------------------------------------------------------------------------------------------------------------------------
                                     Carroll   DeSimone**   Flynn      Jones      Lewis      Paglia     Simpson    Taunton-
                                                                                                                    Rigby
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
January 31
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           ***        ***        ***        ***        ***         ***        ***        ***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative         ***        ***        ***        ***        ***         ***        ***        ***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             ***        ***        ***        ***        ***         ***        ***        ***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             ***        ***        ***        ***        ***         ***        ***        ***
Aggressive
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             ***        ***        ***        ***        ***         ***        ***        ***
Conservative
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity         ***        ***        ***        ***        ***         ***        ***        ***
-----------------------------------------------------------------------------------------------------------------------------
Small Company Index - total              1,677      1,854        533      1,954      2,104         550      1,550      1,750
     Amount deferred                     1,677      1,854        133          0        827           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index - total                    1,169      1,345        442      1,445      1,595         417      1,042      1,242
     Amount deferred                     1,169      1,345        108          0        638           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
March 31
-----------------------------------------------------------------------------------------------------------------------------
Equity Value - total                     1,628      1,755        692      1,905      2,005         758      1,450      1,700
   Amount deferred                       1,628      1,755        213          0        803           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Precious Metals - total                   979       1,105        483      1,255      1,355         492        800      1,050
   Amount deferred                         979      1,105        138          0        550           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage - total              1,403      1,530        642      1,680      1,780         683      1,225      1,475
   Amount deferred                       1,403      1,530        200          0        722           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth - total                 1,079      1,205        517      1,355      1,455         533        900      1,150
   Amount deferred                       1,079      1,205        150          0        590           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Strategy Aggressive - total              1,353      1,480        592      1,630      1,730         633      1,175      1,425
   Amount deferred                       1,353      1,480        175          0        693           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
May 31
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth - total                1,020      1,147        750      1,347      1,448         758        842      1,092
   Amount deferred                       1,020      1,147        271          0        556           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Growth - total               1,428      1,555        992      1,755      1,857       1,033      1,250      1,500
   Amount deferred                       1,428      1,555        375          0        715           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Value - total                1,270      1,397        892      1,597      1,748         917      1,142      1,392
   Amount deferred                       1,270      1,397        333          0        670           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond - total                  1,529      1,655      1,000      1,855      2,007       1,050      1,400      1,650
   Amount deferred                       1,529      1,655        375          0        765           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Select Value - total                     1,320      1,447        900      1,647      1,798         933      1,192      1,442
   Amount deferred                       1,320      1,447        333          0        686           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Selective - total                        1,129      1,255        800      1,455      1,607         817      1,000      1,250
   Amount deferred                       1,129      1,255        292          0        613           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government -         1,395      1,522        908      1,722      1,873         950      1,267      1,517
   total  Amount deferred                1,395      1,522        333          0        711           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Equity - total                 1,029      1,155        750      1,355      1,507         758        900      1,150
   Amount deferred                       1,029      1,155        271          0        575           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value - total                  1,595      1,722      1,050      1,922      2,073       1,108      1,467      1,717
   Amount deferred                       1,595      1,722        396          0        792           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage - total         1,129      1,255        800      1,455      1,607         817      1,000      1,250
   Amount deferred                       1,129      1,255        292          0        613           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Value - total                            1,220      1,347        850      1,547      1,698         875      1,092      1,342
   Amount deferred                       1,220      1,347        313          0        648           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
June 30
-----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt - total            1,079      1,205        808      1,405      1,557         867        900      1,200
     Amount deferred                     1,079      1,205        300          0        583           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity - total             1,579      1,705      1,100      1,905      2,057       1,200      1,400      1,700
     Amount deferred                     1,579      1,705        425          0        769           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Insured Tax-Exempt - total               1,204      1,330        875      1,530      1,682         950      1,025      1,325
     Amount deferred                     1,204      1,330        325          0        628           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt - total         1,079      1,205        808      1,405      1,557         867        900      1,200
     Amount deferred                     1,079      1,205        300          0        583           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt - total              1,079      1,205        808      1,405      1,557         867        900      1,200
     Amount deferred                     1,079      1,205        300          0        583           0          0          0
-----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 28, 2005                     Page 140

-----------------------------------------------------------------------------------------------------------------------------
               Fund                                             Aggregate Compensation from Fund
-----------------------------------------------------------------------------------------------------------------------------
                                     Carroll   DeSimone**   Flynn      Jones      Lewis      Paglia     Simpson    Taunton-
                                                                                                                    Rigby
-----------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt - total             1,279      1,405        925      1,605      1,757       1,000      1,100      1,400
     Amount deferred                     1,279      1,405        300          0        583           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt - total              1,079      1,205        808      1,405      1,557         867        900      1,200
     Amount deferred                     1,079      1,205        300          0        583           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt - total                  1,079      1,205        808      1,405      1,557         867        900      1,200
     Amount deferred                     1,079      1,205        300          0        583           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Real Estate                                727        877        808      1,027      1,172         867        625        925
     Amount deferred                       727        877        300          0        489           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
July 31
-----------------------------------------------------------------------------------------------------------------------------
Cash Management -  total                 3,681      3,754      2,700      4,004      4,155       2,975      3,500      3,800
     Amount deferred                     3,681      3,754      1,138          0      1,515           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Core Bond - total                        1,081      1,154        967      1,404      1,555       1,025        900      1,200
     Amount deferred                     1,081      1,154        379          0        562           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Disciplined Equity - total                 938      1,088        967      1,288      1,433       1,025        783      1,083
     Amount deferred                       938      1,088        379          0        554           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Discovery - total                        1,081      1,154        967      1,404      1,555       1,025        900      1,200
     Amount deferred                     1,081      1,154        379          0        562           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Growth - total                           1,681      1,754      1,367      2,004      2,155       1,475      1,500      1,800
     Amount deferred                     1,681      1,754        554          0        782           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Income Opportunities - total             1,140      1,213      1,025      1,463      1,614       1,083        958      1,258
     Amount deferred                     1,140      1,213        408          0        584           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities -         1,081      1,154        967      1,404      1,555       1,025        900      1,200
total                                    1,081      1,154        379          0        562           0          0          0
     Amount deferred
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity - total                 2,198      2,271      1,700      2,521      2,672       1,850      2,017      2,317
     Amount deferred                     2,198      2.271        700          0        970           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value - total                  1,081      1,154        967      1,404      1,555       1,025        900      1,200
     Amount deferred                     1,081      1,154        379          0        562           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond - total            1,081      1,154        967      1,404      1,555       1,025        900      1,200
     Amount deferred                     1,081      1,154        379          0        562           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
New Dimensions - total                   4,256      4,329      2,958      4,579      4,730       3,317      4,075      4,375
     Amount deferred                     4,256      4,329      1,225          0      1,716           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
August 31
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond - total                 2,838      2,938      2,308      3,188      3,339       2,517      2,683      2,983
     Amount deferred                     2,838      2,938        975          0      1,196           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
September 30
-----------------------------------------------------------------------------------------------------------------------------
Balanced - total                         1,177      1,304          0      1,354      1,504           0      1,150      1,350
     Amount deferred                     1,177      1,304                     0        611                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income - total        1,460      1,604          0      1,654      1,804           0      1,450      1,650
     Amount deferred                     1,460      1,604                     0        717                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value - total                    1,060      1,154          0      1,204      1,354           0      1,000      1,200
     Amount deferred                     1,060      1,154                     0        548                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Stock - total                            1,427      1,604          0      1,654      1,804           0      1,450      1,650
     Amount deferred                     1,427      1,604                     0        730                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation - total             1,094      1,204          0      1,254      1,404           0      1,050      1,250
     Amount deferred                     1,094      1,204                     0        571                      0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
October 31
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets - total                 1,035      1,062          0      1,162      1,312           0      1,008      1,108
     Amount deferred                     1,035      1,062                     0        514                      0          0
-----------------------------------------------------------------------------------------------------------------------------
European Equity - total                  1,069      1,104          0      1,204      1,354           0      1,050      1,150
     Amount deferred                     1,069      1,104                     0        532                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Global Balanced - total                  1,069      1,104          0      1,204      1,354           0      1,050      1,150
   Amount deferred                       1,069      1,104                     0        532                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Global Bond - total                      1,069      1,104          0      1,204      1,354           0      1,050      1,150
     Amount deferred                     1,069      1,104                     0        532                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Global Equity - total                    1,069      1,104          0      1,204      1,354           0      1,050      1,150
     Amount deferred                     1,069      1,104                     0        532                      0          0
-----------------------------------------------------------------------------------------------------------------------------
Global Technology - total                  977      1,004          0      1,104      1,254           0        950      1,050
   Amount deferred                         977      1,004                     0        495                      0          0
-----------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth -        1,185      1,220          0      1,320      1,470           0      1,167      1,267
total                                    1,185      1,220                     0        571                      0          0
     Amount deferred
-----------------------------------------------------------------------------------------------------------------------------
International Equity - total             1,069      1,104          0      1,204      1,354           0      1,050      1,150
     Amount deferred                     1,069      1,104                     0        532                      0          0
-----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 28, 2005                     Page 141

-----------------------------------------------------------------------------------------------------------------------------
               Fund                                             Aggregate Compensation from Fund
-----------------------------------------------------------------------------------------------------------------------------
                                     Carroll   DeSimone**   Flynn      Jones      Lewis      Paglia     Simpson    Taunton-
                                                                                                                    Rigby
-----------------------------------------------------------------------------------------------------------------------------
International Opportunity - total        1,194      1,237          0      1,337      1,487           0      1,183      1,283
     Amount deferred                     1,194      1,237                     0        581                      0          0
-----------------------------------------------------------------------------------------------------------------------------
International Select Value - total       1,085      1,137          0      1,237      1,387           0      1,083      1,183
     Amount deferred                     1,085      1,137                     0        552                      0          0
-----------------------------------------------------------------------------------------------------------------------------
International Small Cap - total            910        887          0        887      1,037           0        783        833
     Amount deferred                       910        887                     0        342                      0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
November 30
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond - total     1,077      1,104        208      1,204      1,404         158      1,050      1,150
     Amount deferred                     1,077      1,104          0          0        506           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth - total                   2,335      2,362        317      2,462      2,662         267      2,308      2,408
     Amount deferred                     2,335      2,362          0          0        945           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond - total                  1,485      1,512        242      1,612      1,812         192      1,458      1,558
     Amount deferred                     1,485      1,512          0          0        652           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income -  total          1,977      2,004        283      2,104      2,304         233      1,950      2,050
     Amount deferred                     1,977      2,004          0          0        823           0          0          0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending
December 31
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - total            977      1,154        208      1,154      1,304         167        950      1,000
     Amount deferred                       977      1,154          0          0        430           0          0          0
-----------------------------------------------------------------------------------------------------------------------------


  *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
     Corporation.


 **  Livio D. DeSimone retired as a Board member, effective Sept. 8, 2005.

*** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Funds-of-Funds invests.


Master portfolios. For funds that are part of a master/feeder structure, Board members also received compensation from the master portfolios during the last fiscal period as shown in the following table:


                            Table 32A. Board Member* Compensation - Master Portfolios
----------------------------------- ----------------------------------------------------------------------------- -----------
            Portfolio                                  Aggregate Compensation from Portfolio
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
                                     Carroll   DeSimone**     Flynn     Jones      Lewis     Paglia     Simpson    Taunton-
                                                                                                                    Rigby
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
For portfolios with fiscal period
ending May 31
-----------------------------------------------------------------------------------------------------------------------------
Government Income*** - total            1,937        2,064      1,200     2,264      2,415      1,283      1,808       2,058
     Amount deferred                    1,937        2,064        458         0        920          0          0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
High Yield***  - total                  2,129        2,255      1,300     2,455      2,607      1,400      2,000       2,250
     Amount deferred                    2,129        2,255        500         0        993          0          0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
Quality Income - total                  1,429        1,555        950     1,755      1,907        992      1,300       1,550
     Amount deferred                    1,429        1,555        354         0        727          0          0           0
-----------------------------------------------------------------------------------------------------------------------------
For portfolios with fiscal period
ending July 31
-----------------------------------------------------------------------------------------------------------------------------
Growth  - total                         2,423        2,496      1,842     2,746      2,897      2,017      2,242       2,542
     Amount deferred                    2,423        2,496        758         0      1,052          0          0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
Growth Trends - total                   8,173        8,246      5,608     8,496      8,647      6,283      7,992       8,292
     Amount deferred                    8,173        8,246      2,392         0      3,155          0          0           0
-----------------------------------------------------------------------------------------------------------------------------
For portfolios with fiscal period
ending September 30
-----------------------------------------------------------------------------------------------------------------------------
Equity Income - total                   1,910        2,154          0     2,204      2,354          0      2,000       2,200
     Amount deferred                    1,910        2,154                    0        939                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
Balanced - total                        1,510        1,704          0     1,754      1,904          0      1,550       1,750
     Amount deferred                    1,510        1,704                    0        770                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
Equity - total                          1,760        2,004          0     2,054      2,204          0      1,850       2,050
     Amount deferred                    1,760        2,004                    0        889                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
Total Return - total                    1,335        1,479          0     1,529      1,679          0      1,325       1,525
     Amount deferred                    1,335        1,479                    0        675                     0           0
-----------------------------------------------------------------------------------------------------------------------------
For portfolios with fiscal period
ending October 31
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets - total                1,077        1,112          0     1,212      1,362          0      1,058       1,158
     Amount deferred                    1,077        1,112                    0        535                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
World Growth - total                    1,160        1,204          0     1,304      1,454          0      1,150       1,250
     Amount deferred                    1,160        1,204                    0        570                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
World Income - total                    1,169        1,220          0     1,320      1,470          0      1,167       1,267
     Amount deferred                    1,169        1,220                    0        580                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
World Technologies - total              1,069        1,104          0     1,204      1,354          0      1,050       1,150
     Amount deferred                    1,069        1,104                    0        532                     0           0
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------


Statement of Additional Information - Oct. 28, 2005                     Page 142

----------------------------------- ----------------------------------------------------------------------------- -----------
            Portfolio                                  Aggregate Compensation from Portfolio
----------------------------------- ---------- ------------ ---------- --------- ---------- ---------- ---------- -----------
                                     Carroll   DeSimone**     Flynn     Jones      Lewis     Paglia     Simpson    Taunton-
                                                                                                                    Rigby
-----------------------------------------------------------------------------------------------------------------------------
For portfolios with fiscal period
ending November 30
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free High Yield*** - total          3,019        3,045        367     3,145      3,345        317      2,992       3,092
     Amount deferred                    3,019        3,045          0         0      1,194          0          0           0
-----------------------------------------------------------------------------------------------------------------------------


  *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
     Corporation.


 **  Livio D. DeSimone retired as a Board member, effective Sept. 8, 2005.

***  Ceased operation on Oct. 18, 2005.


Control Persons and Principal Holders of Securities

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          Table 33. Control Persons and Principal Holders of Securities as of 30 days after the end of the fund's fiscal period

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
          Fund                   Shareholder name,           Class A     Class B     Class C    Class I     Class Y    Percent of
                                  city and state                                                                         Fund (if
                                                                                                                         greater
                                                                                                                         than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder         Ameriprise Financial, Inc.                                                         11.44%
Aggressive                Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab & Co., Inc.                                                         88.56%
                          (Charles Schwab) a brokerage
                          firm in San Francisco, CA
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder         Ameriprise Financial                                                              100.00%
Conservative
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder         Ameriprise Financial                                                               46.90%
Moderate
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                                                                     53.10%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder         Ameriprise Financial                                                               21.82%
Moderate Aggressive
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                                                                     78.18%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder         Ameriprise Financial                                                              100.00%
Moderate
Conservative
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder Total   Ameriprise Financial                                                               12.34%
Equity
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                                                                     87.66%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Company Index       Charles Schwab                      9.96%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           65.78%
                          Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Asbestos Workers Local 34                                                          25.78%
                          Minneapolis, MN
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
S&P 500 Index***          Clients of American Enterprise
                          Investment Services, Inc.
                          (AEIS), a brokerage firm,
                          Minneapolis, MN
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value              Ameriprise Financial                                                  100.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           98.74%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          John C. Mullarkey                                           6.37%
                          Willowbrook, IL
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Precious Metals           Charles Schwab                      17.51%                                         95.29%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          John E. Bridgman                                            6.10%
                          Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Richard L. and                                              5.71%
                          Susan Angela Venerable
                          Argyle, TX
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 143

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
          Fund                   Shareholder name,           Class A     Class B     Class C    Class I     Class Y    Percent of
                                  city and state                                                                         Fund (if
                                                                                                                         greater
                                                                                                                         than 25%)
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage       Charles Schwab                      17.79%                                         99.46%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.88%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.83%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.40%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.90%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.15%
                          Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Growth          Charles Schwab                      15.25%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.88%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.83%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.39%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.91%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.16%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           69.43%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Strategy Aggressive       Ameriprise Financial                                                  100.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Met Life                                                                           93.94%
                          Jersey City, NJ
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth         Charles Schwab                      5.02%                                          58.52%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          AEIS                                                        5.10%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Roger J., Sylvia Ann and                                   11.31%
                          Matthew Thompson
                          Eagle, ID
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.70%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.87%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.66%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.10%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.89%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               41.49%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Fundamental Growth        Charles Schwab                      7.00%                                          44.41%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          AEIS                                                        5.91%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.72%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.87%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.62%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.09%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.92%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Terry H. Henson                                             8.46%
                          Fairmount, GA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Nancy P. Kofranek                                           5.50%
                          Oxnard, CA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               55.60%      73.50%*
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Fundamental Value         Charles Schwab                      14.97%                                         98.09%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.73%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.89%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.61%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.09%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.91%
                          Conservative Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 144

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
          Fund                   Shareholder name,           Class A     Class B     Class C    Class I     Class Y    Percent of
                                  city and state                                                                         Fund (if
                                                                                                                         greater
                                                                                                                         than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond           Charles Schwab                      11.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                  100.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Met Life                                                                           50.50%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Select Value              Charles Schwab                      11.34%                                         76.29%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.78%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.82%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.62%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         18.99%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.99%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               23.71%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Selective                 Portfolio Builder Conservative                                         15.80%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        35.47%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.15%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             13.84%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               97.47%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Short Duration            Charles Schwab                      10.00%
U.S. Gov't
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Conservative                                         29.71%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           24.34%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             45.92%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               22.34%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Equity          Charles Schwab                      21.21%                                         91.36%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.87%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.65%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.66%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.08%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.89%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               8.64%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Value           Charles Schwab                      21.84%                                         94.45%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                                    20.92%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                                         32.79%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                                       19.46%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                                     19.06%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                                         5.88%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               5.55%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
U.S. Gov't Mortgage       Charles Schwab                      15.46%                                         70.83%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                  100.00%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Value                     Charles Schwab                      12.97%                                         93.22%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.70%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.86%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.65%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.11%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.92%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               6.78%
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity      Charles Schwab                      10.51%                                        100.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                  100.00%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------


Statement of Additional Information - Oct. 28, 2005                     Page 145

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Shareholder name,                  Class A     Class B     Class C    Class I     Class Y    Percent of
Fund                      city and state                                                                                Fund (if
                                                                                                                         greater
                                                                                                                        than 25%)
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Insured Tax-Exempt        J. Haley Stephens and Lynne S.                              7.19%
                          Kelly as the Trustees of the
                          Mary M. Stephens Irrevocable
                          Trust, Calhoun, GA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                              100.00%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
California Tax-Exempt     Arthur Mendel and Dorothy                                   6.50%
                          Mendel as the Trustees of the
                          Dorothy M. Mendel Irrevocable
                          Trust, Richmond, CA
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Massachusetts             Charles Schwab                      6.56%
Tax-Exempt
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          June P. Venette and Norman E.                               9.24%
                          Venette as the Trustees of the
                          Norman E. Venette Revocable
                          Trust, Orange, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Donal A. Simard and Claire G.                               7.14%
                          Simard, Ipswich, MA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Alphonse A. Di Nardo and Linda                              6.30%
                          Di Nardo, Leominster, MA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Harvey W. Levin and Phyllis                                 6.10%
                          Levin, Swampscott, MA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Rita Hashem, Tewksbury, MA                                  5.18%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Michigan Tax-Exempt       Charles Schwab                      5.39%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Chester V. Mysliwiec and Rose                   7.02%
                          M. Mysliwiec as the Trustees of
                          the Rose M. Mysliwiec
                          Living Trust, Grand Rapids, MI
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Barry J. Fishman and Teresa A.                             10.96%
                          McMahon, as Trustees for the
                          Barry J. Fishman Living Trust,
                          AnnArbor, MI
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ray W. Butler and Gertrude E.                               7.04%
                          Butler, Clarkston, MI
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          R. Paul Minger and Diane E. 5.55% Minger, Huntley, IL
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
New York Tax-Exempt       Charles Schwab                      5.11%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Dana Brandwein and Daniel                                   7.80%
                          Oates, Sharon, CT
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Arthur Ezersky and Sandra                                   7.28%
                          Ezersky, Woodbury, NY
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles D. Adler and Judith E.                              5.91%
                          Adler, New York, NY
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Ohio Tax-Exempt           Charles Schwab                      5.54%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Sandra K. Ogle, Strongsville, OH                5.14%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Richard L. Sears, Parma, OH                                 6.32%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Joseph A. Sears, Berea, OH                                  6.32%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          James N. Sears, Columbus, OH                                6.32%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          David A. Sears, Brunswick, OH                               6.10%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Real Estate               Charles Schwab                      10.23%                                         62.53%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               37.47%      37.38%*
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           15.20%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Conservative                                         5.32%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        25.63%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             31.33%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             10.35%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         12.14%
                          Fund
-----------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Oct. 28, 2005                     Page 146

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                         Shareholder name,                  Class A     Class B     Class C    Class I     Class Y    Percent of
Fund                      city and state                                                                                Fund (if
                                                                                                                         greater
                                                                                                                        than 25%)
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending July  31
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management           Ameriprise Trust Company                                                           96.61%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Jerry J. and Roma J. Meyer,                                10.41%
                          Williamsburg, IN
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Core Bond                 IDS Life Insurance Company,         17.56%                                         9.64%
                          Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                      13.23%                                         90.36%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Frank S. Gregory, Derry, NH                                 6.27%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Conservative                                         12.18%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        41.33%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.45%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             10.22%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                                           73.57%*
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Disciplined Equity        Charles Schwab                      10.87%                                         60.92%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Emanuel A. and Kelly D.                                     9.56%
                          Madeira, S. Dartmouth, MA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Brian L. and Mary Jane Hopp,                                8.25%
                          Beldenville, WI
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Linda L. Lane, Bay Pines, FL                                6.29%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Paul M. and Nikki S. Farmer,                                5.48%
                          Franklin, TN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Evelyn F. and Steven Couture,                               5.10%
                          Plymouth, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.61%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.63%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             33.09%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.85%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.09%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                        7.02%                  39.08%      68.54%*
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Discovery                 Ameriprise Trust Company                                                          100.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Hal C. Beckley and William A.                              67.22%
                          Beckley, Branford, CT
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Teresa M. and Carl Greenfield,                             12.28%
                          Seattle, WA
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Terence J. Benka, Milwaukee, WI                             8.37%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                        7.91%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Growth                    Charles Schwab                      6.58%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           98.98%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.66%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.71%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             33.04%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.79%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.08%
                          Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Income Opportunities      Charles Schwab                      19.59%                                         97.45%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           12.71%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        53.17%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             24.77%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             9.33%
                          Conservative Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 147

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Shareholder name,                  Class A     Class B     Class C    Class I     Class Y    Percent of
Fund                      city and state                                                                                Fund (if
                                                                                                                         greater
                                                                                                                        than 25%)
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Inflation Protected       Charles Schwab                      18.04%
Securities
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          IDS Life Insurance Company,                                                       100.00%
                          Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Conservative                                         10.20%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        37.97%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             31.86%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             19.95%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                                           28.37%*
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Large Cap Equity          Charles Schwab                      5.48%                                          76.80%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               5.53%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Wells Fargo Bank as Tr of the                                                      17.67%
                          Holland American Line,
                          Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.57%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.74%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             33.37%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.61%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.05%
                          Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Large Cap Value           Charles Schwab                      15.35%                                         90.06%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.72%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.66%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             33.08%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.74%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.05%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               9.94%       27.93%*
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Limited Duration Bond     Charles Schwab                      18.26%                                         83.70%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Donald and Elizabeth L. Snow,                               7.22%
                          Derry, NH
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Sylvia Cohen, Stockton, CA                                  5.33%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           17.24%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Conservative                                         14.41%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        14.27%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             23.98%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             30.10%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          IDS Life Insurance Company,                                                        16.30%
                          Minneapolis, MN
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                                           42.41%*
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
New Dimensions            Charles Schwab                      5.32%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           82.79%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.67%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.73%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             33.04%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             5.83%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         19.00%
                          Fund
-----------------------------------------------------------------------------------------------------------------------------------

Funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond          Charles Schwab                      6.35%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                  100.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           96.62%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------


Statement of Additional Information - Oct. 28, 2005                     Page 148

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Shareholder name,                  Class A     Class B     Class C    Class I     Class Y    Percent of
Fund                      city and state                                                                                Fund (if
                                                                                                                         greater
                                                                                                                        than 25%)
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                  Ameriprise Trust Company                                                           99.78%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Diversified Equity        Charles Schwab                      10.20%
Income
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.51%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.46%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.32%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.91%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.70%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           53.55%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Mid Cap Value             Charles Schwab                      15.40%                                         96.46%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.36%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.35%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.23%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.77%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         18.05%
                          Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Strategic Allocation      Ameriprise Trust Company                                                           61.99%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Marshall & Ilsley Trust Co                                                         38.00%
                          Milwaukee, WI
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Stock                     Portfolio Builder Aggressive                                           19.39%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.40%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.27%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.78%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.88%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           95.66%
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending October  31
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets          Charles Schwab                      9.72%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          AEIS                                                        6.40%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.95%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.88%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             33.15%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.86%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         18.13%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           95.28%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Raymond T. Snapp                                            5.59%
                          Bedford, IN
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

European Equity           Charles Schwab                      13.66%                                         86.15%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                  100.00%      13.86%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Balanced           Charles Schwab                      9.68%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           99.96%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Sherman D and Carol A Deponte,                              6.35%
                          Trustees
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Bond               Portfolio Builder Moderate                                 42.46%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                                                                    100.00%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Equity             Ameriprise Trust Company                                                           90.29%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Technology         Charles Schwab                      11.74%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           92.26%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 149

------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Shareholder name,                  Class A     Class B     Class C    Class I     Class Y    Percent of
Fund                      city and state                                                                                Fund (if
                                                                                                                         greater
                                                                                                                        than 25%)
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

International             Charles Schwab                      33.80%                                         92.74%
Aggressive Growth
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.89%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        20.96%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.22%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.66%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.73%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                               7.26%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Equity      Ameriprise Financial                28.46%                                                     35.45%*
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                      9.13%                                          82.96%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.53%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.23%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.28%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.73%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.69%
                          Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International             Charles Schwab                      9.92%
Opportunity
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.53%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.19%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.34%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.73%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.69%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Tomorrow's Scholar                                                                 66.88%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Roger J. Thompson                                           5.71%
                          Eagle, ID
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Select      Charles Schwab                      17.28%                                         96.92%
Value
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.25%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.44%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.47%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.77%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.55%
                          Fund
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Small Cap   Ameriprise Financial                27.47%                                         18.17%      33.69%*
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Charles Schwab                      14.79%                                         81.83%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Aggressive                                           19.71%
                          Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate Fund                                        21.00%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             32.40%
                          Aggressive Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Moderate                                             6.68%
                          Conservative Fund
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Portfolio Builder Total Equity                                         17.73%
                          Fund
-----------------------------------------------------------------------------------------------------------------------------------

Funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate              Charles Schwab                      12.26%
Tax-Exempt
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                              100.00%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Mid Cap Growth            Charles Schwab                      7.07%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Trust Company                                                           68.09%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Tax-Exempt Bond           AEIS                                                        6.57%
                          --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                          Ameriprise Financial                                                              100.00%
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Tax-Exempt                Ameriprise Financial                                                              100.00%
High Income
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending December  31
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                None
Money Market
------------------------- --------------------------------- ----------- ----------- ---------- ----------- ----------- ------------

Statement of Additional Information - Oct. 28, 2005                     Page 150

  * Combination of Ameriprise Financial initial capital for Class A shares and Portfolio Builder Fund investments in Class I shares.

 ** Ameriprise Trust Company is not the beneficial owner of these shares. The shares are held of record by Ameriprise Trust Company and are normally voted by various retirement plans and retirement participants.

*** American Enterprise Investment Services, Inc. (AEIS), Minneapolis, MN holds of record 100% of Class D shares and 85.59% of Class E shares.

A fund may serve as an underlying investment of the RiverSource Portfolio Builder Series, a group of six funds-of-funds (the Portfolio Builder Funds) that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the Portfolio Builder Funds share the same officers, directors, and investment manager, RiverSource Investments. The Portfolio Builder Funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the Portfolio Builder Funds in a fund may represent a significant portion of a fund. Because the Portfolio Builder Funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the Portfolio Builder Funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the Portfolio Builder Funds, may be deemed a beneficial owner of the shares of an underlying fund held by the Portfolio Builder Funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

Independent Registered Public Accounting Firm
The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.

Statement of Additional Information - Oct. 28, 2005                     Page 151

                                                                      Appendix A
                             DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     o    Nature of and provisions of the obligation.

     o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Statement of Additional Information - Oct. 28, 2005                     Page 152

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings
Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Statement of Additional Information - Oct. 28, 2005                     Page 153

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


Statement of Additional Information - Oct. 28, 2005                     Page 154

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Statement of Additional Information - Oct. 28, 2005                     Page 155

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Statement of Additional Information - Oct. 28, 2005                     Page 156

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Statement of Additional Information - Oct. 28, 2005                     Page 157

                                                                      Appendix B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS


California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

o the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

o    natural disasters and ecological or environmental concerns;

o the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

o the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

o economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.



Statement of Additional Information - Oct. 28, 2005                     Page 158

                                                                      Appendix C

                             INSURED TAX-EXEMPT FUND
Insurance

The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.

Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty), MBIA Insurance Corporation (MBIA) or a comparable insurer or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. Currently, there are no issuers insured under a Portfolio Insurance Policy.

Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

New Issue Insurance. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.

Portfolio Insurance. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, the insurer is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation. Currently, there are no issuers insured under a Portfolio Insurance Policy.

In determining whether to insure any municipal obligation, the insurer applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment manager. The insurer's decision is made prior to the Fund's purchase of the municipal obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

Statement of Additional Information - Oct. 28, 2005                     Page 159

Secondary Market Insurance. The Fund may at any time purchase from MBIA, Financial Guaranty or a comparable insurer a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force. Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

The following information regarding these insurers has been derived from information furnished by the insurers. The Fund has not independently verified any of the information, but the Fund is not aware of facts which would render such information inaccurate.

Financial Guaranty is a New York stock insurance company regulated by the New York State Department of Insurance and authorized to provide insurance in 50 states and the District of Columbia. Financial Guaranty is a subsidiary of FGIC Corporation, a Delaware holding company, which is a subsidiary of General Electric Capital Corporation. Financial Guaranty, in addition to providing insurance for the payment of interest on and principal of Municipal Bonds held in unit investment trust and mutual fund portfolios, provides New Issue Insurance and insurance for secondary market issues of Municipal Bonds and for portions of new and secondary market issues of Municipal Bonds. The claims-paying ability of Financial Guaranty is rated "AAA" by Standard & Poor's Ratings Services ("S&P) and Fitch Ratings. ("Fitch") and "Aaa" by Moody's Investor Service, Inc. ("Moody's") (collectively, the "Rating Agencies").

MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA is domiciled in the State of New York and licensed to do business in all 50 states and the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The claims-paying ability of MBIA is rated "AAA" by S&P and Fitch and "Aaa" by Moody's.

Government Securities

The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.

Statement of Additional Information - Oct. 28, 2005                     Page 160

                                                                      Appendix D

                               S&P 500 INDEX FUND
                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                S-6500 C (10/05)


Statement of Additional Information - Oct. 28, 2005                     Page 161

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, as amended Oct. 17, 1988, filed electronically as Exhibit 1 to Post-Effective Amendment No. 64 to Registration Statement 2-13188, are incorporated by reference.

(a)(2) Articles of Amendment changing the name of the Fund from IDS Equity Plus Fund, Inc. to IDS Equity Select Fund, Inc. dated Nov. 9, 1994, are incorporated by reference as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 87 filed on or about Nov. 25, 1998.

(a)(3) Articles of Amendment dated June 16, 1999, changing the name of the fund to AXP Equity Select Fund, Inc. are incorporated by reference as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 92 filed on or about Jan. 25, 2001.

(a)(4) Articles of Amendment dated Nov. 14, 2002, filed electronically on or about Jan. 24, 2003 as Exhibit (a)(4) to Post-Effective Amendment No. 95 to Registration Statement No. 2-13188 are incorporated by reference.

(b) By-laws, as amended Jan. 11, 2001, are incorporated by reference as Exhibit (b) to Registrant's Post-Effective Amendment No. 92 filed on or about Jan. 25, 2001.

(c) Stock certificate, filed as Exhibit 4 to Post-Effective Amendment No. 55 to Registration Statement No. 2-13188, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated December 1, 2002, filed electronically on or about Jan. 24, 2003 as Exhibit (d)(1) to Post-Effective Amendment No. 95 to Registration Statement No. 2-13188 is incorporated by reference.

(d)(2) Investment Management Services Transfer Agreement, dated Sept. 29, 2005, between Ameriprise Financial, Inc. (fka American Express Financial Corporation) and RiverSource Investments, LLC.(1)

(e) Distribution Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(2)

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company.(3)

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc.(4)

(h)(2) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit 9 to Post-Effective Amendment No. 58 to Registration Statement No. 2-13188, is incorporated by reference.

(h)(3) Class Y Shareholder Service Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(5)

(h)(4) Transfer Agency Agreement, dated Oct. 1, 2005, between Registrant and RiverSource Service Corporation.(6)

(h)(5) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds.(7)

(h)(6) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(7) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution (for Class A and Class B Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(8)

(m)(2) Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(9)

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, is filed electronically herewith as Exhibit (p)(2).

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 11, 2004, filed electronically on or about Jan. 27, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 93 to Registration Statement No. 2-13188, filed on or about January 28, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002 filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 94 to Registration Statement No. 2-13188, filed on or about Nov. 12, 2002 is incorporated by reference.

--------------------

(1) Incorporated by reference to Exhibit (d)(3) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(2) Incorporated by reference to Exhibit (e) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(3) Incorporated by reference to Exhibit (g)(1) of AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 filed on or about Oct. 27, 2005.

(4) Incorporated by reference to Exhibit (h)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(5) Incorporated by reference to Exhibit (h)(4) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(6) Incorporated by reference to Exhibit (h)(6) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(7) Incorporated by reference to Exhibit (h)(7) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(8) Incorporated by reference to Exhibit (m)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(9) Incorporated by reference to Exhibit (m)(2) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Gumer C. Alvero                American Centurion Life            20 Madison Ave. Extension    Director and Vice President -
Vice President - General       Assurance Company                  P.O. Box 5555                Annuities
Manager Annuities                                                 Albany, NY 12205-0555

                               American Enterprise Life                                        President and Director
                               Insurance Company

                               American Enterprise                                             President
                               REO 1, LLC

                               Ameriprise Financial                                            Vice President - General Manager
                               Services, Inc.                                                  Annuities

                               American Express Insurance                                      Director and Vice President
                               Agency of Alabama Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Wyoming Inc.

                               American Partners Life             1751 Ameriprise              Director and President
                               Insurance Company                  Financial Center
                                                                  Minneapolis MN 55474

                               IDS Life Insurance Company                                      Director and Executive Vice
                                                                                               President - Annuities

                               IDS Life Insurance Company         P.O. Box 5144                Director and Vice President -
                               of New York                        Albany, NY 12205             Annuities

Neysa M. Alecu                 Advisory Capital Partners LLC                                   Money Laundering
Money Laundering                                                                               Prevention Officer
Prevention Officer
                               Advisory Capital Strategies                                     Money Laundering
                               Group Inc.                                                      Prevention Officer

                               Advisory Convertible Arbitrage                                  Money Laundering
                               LLC
                                                                                               Prevention Officer

                               Advisory Select LLC                                             Money Laundering
                                                                                               Prevention Officer

                               American Enterprise Life Insurance                              Money Laundering
                               Company                                                         Prevention Officer

                               American Enterprise                                             Money Laundering
                               Investment Services, Inc.                                       Prevention Officer

                               American Enterprise REO 1 LLC                                   Money Laundering
                                                                                               Prevention Officer

                               RiverSource Investments, LLC                                    Money Laundering
                                                                                               Prevention Officer

                               American Express Asset Management                               Money Laundering
                               International, Inc.                                             Prevention Officer

                               Ameriprise Certificate Company                                  Money Laundering
                                                                                               Prevention Officer

                               RiverSource Service Corporation                                 Money Laundering
                                                                                               Prevention Officer

                               RiverSource Tax Advantaged                                      Money Laundering
                               Investments                                                     Prevention Officer

                               Ameriprise Financial Services,                                  Money Laundering
                               Inc.
                                                                                               Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Alabama Inc.                                          Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Arizona Inc.                                          Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Idaho Inc.                                            Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Maryland Inc.                                         Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Massachusetts Inc.                                    Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Nevada Inc.                                           Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of New Mexico Inc.                                       Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Oklahoma Inc.                                         Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Texas Inc.                                            Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Wyoming Inc.                                          Prevention Officer

                               Ameriprise Auto & Home Insurance                                Money Laundering
                               Casualty Insurance Agency                                       Prevention Officer

                               Boston Equity General                                           Money Laundering
                               Partner LLC                                                     Prevention Officer

                               IDS Cable Corporation                                           Money Laundering
                                                                                               Prevention Officer

                               IDS Cable II Corporation                                        Money Laundering
                                                                                               Prevention Officer

                               IDS Capital Holdings Inc.                                       Money Laundering
                                                                                               Prevention Officer

                               IDS Life Insurance Company                                      Money Laundering
                                                                                               Prevention Officer

                               IDS Management Corporation                                      Money Laundering
                                                                                               Prevention Officer

Ward D. Armstrong              Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Retirement Services and
Retirement Services                                                                            RiverSource Investments
and RiverSource Investments
                               RiverSource                                                     Director and Senior Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

                               American Express Asset                                          Director
                               Management International Inc.

John M. Baker                  Ameriprise Financial                                            Vice President - Chief Client
Vice President - Plan Sponsor  Services Inc.                                                   Service Officer
Services
                               RiverSource                                                     Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dudley Barksdale               Ameriprise Financial                                            Vice President - Service
Vice President - Service       Services Inc.                                                   Development
Development

Timothy V. Bechtold            American Centurion Life            20 Madison Ave. Extension    Director, President and Chief
Vice President -               Assurance Company                  P.O. Box 5555                Executive Officer
Insurance Products                                                Albany, NY 12205-0555
                               American Enterprise Life                                        Director
                               Insurance Company

                               Ameriprise Financial                                            Vice President - Insurance
                               Services Inc.                                                   Products

                               American Express Insurance                                      Director, President and Chief
                               Agency of Alabama Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Arizona Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Idaho Inc.                                            Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Maryland Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Massachusetts Inc.                                    Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Nevada Inc.                                           Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of New Mexico Inc.                                       Executive Officer

                               American Express Insurance                                      Director and President and Chief
                               Agency of Oklahoma Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Wyoming Inc.                                          Executive Officer

                               American Partners Life                                          Director and Vice President -
                               Insurance Company                                               Insurance Products

                               IDS Life Insurance Company                                      Director and President

                               IDS Life Insurance Company         P.O. Box 5144                Director, President and Chief
                               of New York                        Albany, NY 12205             Executive Officer

                               IDS REO 1, LLC                                                  President

                               IDS REO 2, LLC                                                  President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman               American Enterprise Life                                        Director
Senior Vice President and      Insurance Company
Treasurer
                               Ameriprise Financial                                            Senior Vice President
                               Services Inc.                                                   and Treasurer

                               American Partners Life                                          Director
                               Insurance Company

                               IDS Life Insurance                                              Director
                               Company

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Executive Vice President
and Chief Financial            Advisory Capital Strategies                                     Treasurer
Officer                        Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               RiverSource Investments, LLC                                    Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments, Inc.

                               Ameriprise Financial                                            Director
                               Services Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance
                               of Kentucky, Inc.

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance
                               of Maryland, Inc.

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance
                               of Pennsylvania, Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Robert C. Bloomer              Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Leslie H. Bodell               Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

Randy L. Boser                 Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Business Development
Business Development
                               IDS Life Insurance Company                                      Assistant Vice President

Michael G. Burton
Vice President and Chief
Counsel - Regulatory
Affairs

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax

                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Investments LLC                                     Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kenneth J. Ciak                AMEX Assurance Company                                          Director, President and Chief
Vice President and General                                                                     Executive Officer
Manager - IDS Property
Casualty                       Ameriprise Financial                                            Vice President and General
                               Services Inc.                                                   Manager - IDS Property
                                                                                               Casualty

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Pennsylvania Inc.

                               IDS Property Casualty              1 WEG Blvd.                  Director, President and Chief
                               Insurance Company                  DePere, WI 54115             Executive Officer

Paul A. Connolly               Ameriprise Financial                                            Vice President - RL HR/US Retail
Vice President - Retail        Services Inc.
Distribution Services

James M. Cracchiolo            Ameriprise Financial                                            Director, Chairman of the Board,
Director, Chairman of          Services Inc.                                                   President and Chief Executive Officer
the Board, President and
Chief Executive Officer        Threadneedle Asset                                              Director and Chairman of the Board
                               Management Holdings LTD

Colleen Curran                 Ameriprise Financial                                            Vice President and
Vice President and Assistant   Services Inc.                                                   Assistant General Counsel
General Counsel

Luz Maria Davis                Ameriprise Financial                                            Vice President - Employee
Vice President -               Services Inc.                                                   Communications
Communications

Paul James Dolan               Ameriprise Financial                                            Vice President - CAO Product Sales
Vice President -               Services Inc.
CAO Product Sales

William V. Elliott             Ameriprise Financial                                            Vice President - Financial
Vice President - Financial     Services Inc.                                                   Planning and Advice
Planning and Advice

Benjamin R. Field              Ameriprise Financial                                            Vice President - Finance Education &
Vice President - Finance       Services Inc.                                                   Planning Services
Education & Planning
Services

Gordon M. Fines                RiverSource Investments, LLC                                    Vice President - Senior Portfolio
Vice President - Financial                                                                     Manager
Education & Planning
Services                       Ameriprise Financial                                            Vice President - Senior
                               Services Inc.                                                   Portfolio Manager I

Giunero Floro                  Ameriprise Financial Services                                   Vice President - Creative Services
Vice President - Creative      Inc.
Services

Terrence J. Flynn              Ameriprise Financial Services Inc.                              Vice President - Brokerage
Vice President - Brokerage                                                                     Clearing Operations
Clearing Operations
                               American Enterprise                                             President and Chief Executive Officer
                               Investment Services Inc.

                               RiverSource                                                     Director and Senior Vice President -
                               Service Corporation                                             Clearing Operations

Jeffery P. Fox                 Ameriprise Financial                                            Vice President - Investment
Accounting Vice President -    Services Inc.                                                   Accounting
Investment Accounting

Laura C. Gagnon                Ameriprise Financial Services Inc.                              Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                Advisory Capital Strategies                                     Director, President, Chief Operating
Vice President - Investment    Group Inc.                                                      Officer and Chief Compliance Officer
Administration
                               Advisory Capital Partners LLC                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer
                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               RiverSource Investments, LLC                                    Senior Vice President, Chief
                                                                                               Operating Officer and Assistant
                                                                                               Treasurer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               Kenwood Capital Management LLC                                  Manager

                               IDS Capital Holdings Inc.                                       Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                   RiverSource                                                     Director
Vice President - New           Service Corporation
Business and Service
                               Ameriprise Financial                                            Vice President - New
                               Services Inc.                                                   Business and Service

                               American Express Insurance                                      Vice President
                               Agency of Massachusetts Inc.

Ira D. Hall
Director

Teresa A. Hanratty             Ameriprise Financial                                            Senior Vice
Senior Vice President -        Services Inc.                                                   President - Field
Management
Field Management

Lorraine R. Hart               AMEX Assurance Company                                          Vice President -
Vice President - Fixed                                                                         Investments
Income Investment
Administration Officer         American Centurion Life            20 Madison Ave. Extension    Vice President - Investments
                               Assurance Company                  P.O. Box 5555
                                                                  Albany, NY 12205-0555

                               RiverSource Tax Advantaged                                      Director, President and Chief
                               Investments                                                     Executive Officer

                               American Enterprise Life           829 Ameriprise               Vice President - Investments
                               Insurance Company                  Financial Center
                                                                  Minneapolis, MN 55474

                               American Enterprise                829 Ameriprise               Vice President
                               REO 1, LLC                         Financial Center
                                                                  Minneapolis, MN 55474

                               Ameriprise                                                      Vice President - Investments
                               Certificate Company

                               American Express                                                Director, President and Chief
                               Corporation                                                     Executive Officer

                               American Express International                                  Vice President - Investments
                               Deposit Company

                               Ameriprise Financial                                            Vice President - Fixed Income
                               Services Inc.                                                   Investment Administration Officer

                               American Partners Life             1751 Ameriprise              Vice President - Investments
                               Insurance Company                  Financial Center
                                                                  Minneapolis, MN 55474

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company         P.O. Box 5144                Vice President - Investments
                               of New York                        Albany, NY 12205

                               IDS Property Casualty              1 WEG Blvd.                  Vice President - Investments
                               Insurance Company                  DePere, WI 54115

                               IDS REO 1, LLC                                                  Vice President

                               IDS REO 2, LLC                                                  Vice President

                               Investors Syndicate                                             Director and Vice
                               Development Corp.                                               President - Investments

Janis K. Heaney                Ameriprise Financial                                            Vice President - Incentive
Vice President - Incentive     Services Inc.                                                   Management
Management

Brian M. Heath                 Ameriprise Financial                                            Vice President - U.S.
Vice President - U.S.          Services Inc.                                                   Advisor Group
Advisor Group

Nancy R. Hughes                American Centurion Life                                         Assistant Vice President
Assistant Vice President       Assurance Company

                               American Enterprise Life                                        Assistant Vice President
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Assistant Vice President

                               Ameriprise Certificate                                          Assistant Vice President
                               Company

                               American Partners Life                                          Assistant Vice President
                               Insurance Company

                               IDS Life Insurance Company                                      Assistant Vice President

                               IDS Life Insurance Company                                      Assistant Vice President
                               of New York

                               IDS REO 1 LLC                                                   Assistant Vice President

                               IDS REO 2 LLC                                                   Assistant Vice President

Kelli A. Hunter                Ameriprise Financial                                            Executive Vice President -
Executive Vice President -     Services Inc.                                                   Human Resources
Human Resources

Debra A. Hutchinson            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

James M. Jensen                Ameriprise Financial                                            Vice President - Compensation
Vice President - Advice and    Services Inc.                                                   and Licensing Services
Retail Distribution Group,
Product, Compensation and      American Express Insurance                                      Director, Vice President
Field Administration           Agency of Alabama Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Wyoming Inc.

Amy K. Johnson
Vice President - Operations
and Compliance

Paul R. Johnston               American Centurion Life                                         Secretary
Assistant Secretary            Assurance Company

                               American Enterprise                                             Secretary
                               Investment Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Secretary

                               RiverSource                                                     Secretary
                               Investments, LLC

                               American Express Asset Management                               Secretary
                               International, Inc.

                               RiverSource                                                     Secretary
                               Service Corporation

                               RiverSource Tax Advantaged                                      Secretary
                               Investments

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               American Express                                                Secretary
                               Financial Advisors Japan Inc.

                               Ameriprise Financial                                            Secretary
                               Inc.

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               Ameriprise Auto & Home                                          Vice President, General Counsel
                               Insurance                                                       and Secretary

                               Ameriprise Auto & Home                                          Secretary
                               Insurance
                               of Kentucky, Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance
                               of Maryland, Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance
                               of Pennsylvania, Inc.

                               Ameriprise Trust Company                                        Secretary

                               American Partners Life                                          Assistant General Counsel
                               Insurance Company                                               and Secretary

                               AMEX Assurance Company                                          Director, General Counsel and
                                                                                               Secretary

                               IDS Cable Corporation                                           Vice President and Secretary

                               IDS Cable II Corporation                                        Vice President and Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Assistant General Counsel
                                                                                               and Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Vice President and Secretary

                               IDS Partnership Services                                        Vice President and Secretary
                               Corporation

                               IDS Property Casualty                                           Director, Vice President,
                               Insurance Company                                               General Counsel and Secretary

                               IDS Realty Corporation                                          Vice President and Secretary

                               IDS REO 1, LLC                                                  Secretary

                               IDS REO 2, LLC                                                  Secretary

                               Investors Syndicate                                             Secretary
                               Development Corp.

Nancy E. Jones                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Marketing
Marketing

William A. Jones               Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

John C. Junek                  Ameriprise Financial                                            Senior Vice President and
Executive Vice President,      Services Inc.                                                   General Counsel
General Counsel and
Secretary

Ora J. Kaine                   Ameriprise Financial                                            Vice President - Retail
Vice President - Retail        Services Inc.                                                   Distribution Services
Distribution Services

Michelle M. Keeley             AMEX Assurance Company                                          Vice President-Investments
Senior Vice President -
Fixed Income                   American Centurion Life                                         Vice President-Investments
                               Assurance Company

                               American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               RiverSource                                                     Director and Senior Vice
                               Investments, LLC                                                President - Fixed Income

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial                                            Senior Vice President-Fixed Income
                               Services Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments
                               of New York

                               Kenwood Capital Management LLC                                  Manager

Claire Kolmodin                Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic     Services Inc.                                                   Initiatives
Initiatives

Lori J. Larson                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Field Force Growth &
Field Force Growth &                                                                           Retention
Retention

Daniel E. Laufenberg           Ameriprise Financial                                            Vice President - Chief U.S.
Vice President and Chief       Services Inc.                                                   Economist
U.S. Economist

Jane W. Lee                    Ameriprise Financial                                            Vice President and General
Vice President and General     Services Inc.                                                   Manager Platinum
Manager Platinum Financial                                                                     Financial Services
Services

W. Walker Lewis
Director

Catherine M. Libbe             Ameriprise Financial                                            Vice President - Marketing &
Vice President -               Services Inc.                                                   Product Retirement Services
Marketing & Product
Retirement Services

Diane D. Lyngstad              Ameriprise Financial                                            Chief Financial Officer and Vice
Vice President - Comp          Services Inc.                                                   President - Comp and Licensing
Services
and Licensing Services
                               RiverSource                                                     Director, Vice President and
                               Service Corporation                                             Chief Financial Officer

Andrew J. MacMillan
Senior Vice President
Corporate Communications
& Government Affairs

Siri S. Marshall
Director

Timothy J. Masek               Ameriprise Financial                                            Vice President - Fixed Income
Vice President - Fixed         Services Inc.                                                   Research
Income Research

Brian J. McGrane               Ameriprise Financial                                            Vice President and Lead Financial
Senior Vice President and      Services Inc.                                                   Officer Finance
Lead Financial Officer
                               Advisory Capital Partners LLC                                   Vice President and Chief Financial
                                                                                               Officer

                               Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Executive Vice President - Finance
                               Life Insurance Company

                               RiverSource                                                     Vice President and Chief Financial
                               Investments, LLC                                                Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Executive Vice President - Finance

Sarah M. McKenzie              Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                 Ameriprise Financial                                            Vice President - Business
Vice President - Business      Services Inc.                                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                 Ameriprise Financial                                            Senior Vice President and General
Senior Vice President          Services Inc.                                                   Manager - Mutual Funds
- Mutual Funds
                               Ameriprise Certificate                                          Director, President and
                               Company                                                         Chief Executive Officer

                               American Express                                                Director and President
                               International Deposit
                               Company

                               Ameriprise Trust Company                                        Director

                               Investors Syndicate                                             Director, President and Chief
                               Development Corp.                                               Executive Officer

                               RiverSource Service Corporation                                 Senior Vice President

Holly Morris                   Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Technologies
Technologies

Rebecca A. Nash                Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Service Operations
Service Operations
                               AMEX Assurance Company                                          Vice President -
                                                                                               Insurance

                               IDS Property Casualty                                           Vice President -
                               Insurance Company                                               Insurance

B. Roger Natarajan             American Enterprise Life                                        Director, Vice President
Vice President - Finance       Insurance Company                                               and Chief Actuary

                               American Centurion Life                                         Vice President and Chief Actuary
                               Assurance Company

                               Ameriprise Financial                                            Vice President - Finance
                               Services Inc.

                               American Partners Life                                          Director, Vice President and
                               Insurance Company                                               Chief Actuary

                               IDS Life Insurance Company                                      Director, Vice President
                                                                                               and Chief Actuary

                               IDS Life Insurance Company                                      Vice President and Chief Actuary
                               of New York

Jeffrey Noddle
Director

Francois B. Odouard            Ameriprise Financial                                            Vice President - Brokerage
Vice President -               Services Inc.
Brokerage

Michael J. O'Keefe             Ameriprise Financial                                            Vice President - Advisory
Vice President - Advisory      Services Inc.                                                   Business Systems
Business Systems

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Money Laundering
Deputy Money                                                                                   Prevention Officer
Laundering
Prevention Officer             Advisory Capital Strategies Group                               Deputy Money Laundering
                               Inc.                                                            Prevention Officer

                               Advisory Convertible Arbitrage                                  Deputy Money Laundering
                               LLC
                                                                                               Prevention Officer

                               Advisory Select LLC                                             Deputy Money Laundering
                                                                                               Prevention Officer

                               American Enterprise Life                                        Deputy Money Laundering
                               Insurance Company                                               Prevention Officer

                               American Enterprise Investment                                  Deputy Money Laundering
                               Services Inc                                                    Prevention Officer

                               American Enterprise REO 1 LLC                                   Deputy Money Laundering
                                                                                               Prevention Officer

                               American Express Asset Management                               Deputy Money Laundering
                               International Inc.                                              Prevention Officer

                               RiverSource Tax Advantaged                                      Deputy Money Laundering
                               Investments                                                     Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Arizona Inc.                                                 Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Idaho Inc.                                                   Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Maryland Inc.                                                Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Massachusetts Inc.                                           Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Nevada Inc.                                                  Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of New Mexico Inc.                                              Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Oklahoma Inc.                                                Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Texas Inc.                                                   Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Wyoming Inc.                                                 Prevention Officer

                               Ameriprise Auto & Home Insurance                                Deputy Money Laundering
                                                                                               Prevention Officer

                               Ameriprise Certificate Company                                  Deputy Money Laundering
                                                                                               Prevention Officer

                               Ameriprise Financial Services,                                  Deputy Money Laundering
                               Inc.                                                            Prevention Officer

                               Boston Equity General Partner LLC                               Deputy Money Laundering
                                                                                               Prevention Officer

                               IDS Capital Holdings Inc.                                       Deputy Money Laundering
                                                                                               Prevention Officer

                               IDS Life Insurance Company                                      Deputy Money Laundering
                                                                                               Prevention Officer

                               IDS Management Corporation                                      Deputy Money Laundering
                                                                                               Prevention Officer

                               RiverSource Investments, LLC                                    Deputy Money Laundering
                                                                                               Prevention Officer

                               RiverSource Service Corporation                                 Deputy Money Laundering
                                                                                               Prevention Officer

Douglas J. Parish              Ameriprise Financial                                            General Auditor
General Auditor                Services, Inc.

                               Ameriprise Trust Company                                        Vice President and General Auditor

Richard F. Powers III
Director

Glen Salow
Executive Vice President -
Technology and Operations

H. Jay Sarles
Director

Robert F. Sharpe, Jr.
Director

Paul Pearson
Vice President - SPS
and External Products

Samuel Perruchoud              RiverSource Investments, LLC                                    Senior Portfolio Manager
Senior Portfolio Manager
                               American Express Asset Management                               Vice President
                               International Inc.

Scott R. Plummer               American Centurion Life                                         38a-1 Chief Compliance Officer
Vice President -               Assurance Company
Asset Management
Compliance                     American Enterprise Life                                        38a-1 Chief Compliance Officer
                               Insurance Company

                               Ameriprise Certificate                                          Vice President, General Counsel,
                               Company                                                         Secretary and Chief Compliance
                                                                                               Officer

                               American Partners                                               38a-1 Chief Compliance Officer
                               Life Insurance Company

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer
                               of New York

Mark A. Riordan                Ameriprise Financial                                            Vice President - Finance
Vice President - Finance       Services Inc.                                                   Emerging Technologies
Emerging Technologies
                               IDS Cable Corporation                                           Director

                               IDS Cable Corporation II                                        Director

ReBecca K. Roloff              Ameriprise Financial                                            Senior Vice President - GFS
Senior Vice President -        Services Inc.
GFS

Andrew C. Schell               Ameriprise Financial                                            Senior Vice President - Insurance
Vice President - Strategy      Services Inc.                                                   and Annuities
and Planning

Mark E. Schwarzmann            American Enterprise Life                                        Director, Chairman of the Board and
President - Insurance and      Insurance Company                                               Chief Executive Officer
Annuities and Product
Distribution                   Ameriprise Financial                                            Senior Vice President - Insurance
                               Services Inc.                                                   and Annuities

                               American Partners Life                                          Director, Chairman of the Board and
                               Insurance Company                                               Chief Executive Officer

                               IDS Life Insurance Company                                      Director, Chairman of the Board and
                                                                                               Chief Executive Officer

Gary A. Scott                  Ameriprise Financial                                            Vice President - Client Acquisition
Vice President -               Services Inc.                                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Executive Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem           Ameriprise Financial                                            Vice President - Plan Sponsor
Vice President - Plan          Services Inc.                                                   Services
Sponsor Services
                               Ameriprise Trust                                                Vice President
                               Company

Bridget M. Sperl               RiverSource                                                     Director, Chairman of the Board;
Senior Vice President -        Service Corporation                                             President and Chief Executive
Officer
Client Service
Organization                   Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Client Service Organization

                               IDS Life Insurance Company                                      Executive Vice President -
                                                                                               Client Service

                               IDS Property Casualty                                           Director
                               Insurance Company

Lisa A. Steffes                Ameriprise Financial                                            Vice President - Marketing
Vice President - Marketing     Services Inc.                                                   Officer Development
Officer Development
                               AMEX Assurance Company                                          Director

                               IDS Property Casualty              1 WEG Blvd.                  Director
                               Insurance Company                  DePere, WI 54115

David K. Stewart               American Centurion Life                                         Vice President and Controller
Vice President and             Assurance Company
Controller
                               American Enterprise                                             Treasurer
                               Investment Services Inc.

                               American Enterprise Life                                        Vice President and Controller
                               Insurance Company

                               Ameriprise                                                      Vice President, Controller and
                               Certificate Company                                             Chief Accounting Officer

                               Ameriprise Financial                                            Vice President and Controller
                               Services Inc.

                               American Partners Life                                          Vice President and Controller
                               Insurance Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company of New York

Jeffrey J. Stremcha            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

John T. Sweeney                American Enterprise Investment                                  Chief Financial Officer
Vice President - Lead          Services, Inc.
Financial Officer -
Products Group                 Ameriprise Financial                                            Vice President, Lead Financial
                               Services Inc.                                                   Officer - Banking, Brokerage
                                                                                               and Managed Products

                               AMEX Assurance Company                                          Director

                               IDS Partnership                                                 Director
                               Services Corporation

                               IDS Property Casualty                                           Director
                               Insurance Company

                               IDS Realty Corporation                                          Director

Joseph E. Sweeney              Ameriprise Financial Services Inc.                              Senior Vice President, General
President - Financial                                                                          Manager - U.S. Brokerage and
Planning, Products Services                                                                    Membership Banking

                               American Enterprise Investment                                  Director
                               Services Inc.

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President - U.S. Asset         Group Inc.
Management and Chief
Investment Officer             RiverSource                                                     Director, President and Chairman of
                               Investments, LLC                                                the Board and Chief Investment
                                                                                               Officer

                               American Express Asset                                          Director
                               Management International Inc.

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

George F. Tsafaridis           Ameriprise Financial                                            Vice President - Quality & Service
Vice President -               Services Inc.                                                   Support
Quality & Service Support

William H. Turner
Director

Ramanathan Venkataramana       Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Peter S. Velardi               Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management

Andrew O. Washburn             Ameriprise Financial                                            Vice President - Mutual Fund
Marketing                      Services Inc.                                                   Marketing
Vice President -
Marketing

Beth E. Weimer                 Ameriprise Financial                                            Vice President and Chief
Vice President and             Services Inc.                                                   Compliance Officer -
Chief Compliance Officer                                                                       Asset Management and
                                                                                               Insurance

                               American Express Asset                                          Chief Compliance Officer
                               Management International

                               Kenwood Capital                                                 Chief Compliance Officer
                               Management LLC

                               RiverSource Investments LLC                                     Chief Compliance Officer

                               RiverSource                                                     Chief Compliance Officer
                               Service Corporation

Jeffery A. Williams            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Cross-Sell/Strategic
Cross-Sell/Strategic                                                                           Management
Management

William J. Williams            Ameriprise Financial                                            Senior Vice President - Field
Senior Vice President -        Services Inc.                                                   Management
Field
Management

Dianne L. Wilson               Ameriprise Financial                                            Vice President - Insurance
Vice President -               Services Inc.                                                   Operations
Insurance Operations
                               Amex Assurance Company                                          Director and Senior Vice
                                                                                               President

                               Ameriprise Auto & Home                                          Vice President
                               Insurance
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Vice President
                               Insurance
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Vice President
                               Insurance
                               of Pennsylvania Inc.

                               IDS Property Casualty Company                                   Director and Senior Vice
                                                                                               President

Michael R. Woodward            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management
                               American Centurion Life            20 Madison Ave. Extension    Director
                               Assurance Company                  Albany, NY 12205-0555

                               IDS Life Insurance Company P.O.                                 Director
                               Box 5144
                               of New York Albany, NY 12205

John R. Woener                 Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Strategic Planning and
Strategic Planning and                                                                         Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
          Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
          Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
          International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
          Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
          Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
          Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.;
          AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP
          Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust; Income Trust; Tax-Free Income Trust; World Trust; Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General                  None
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer

         Dudley Barksdale                          Vice President - Service                  None
                                                   Development

         Timothy V. Bechtold                       Vice President -                          None
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer       None

         Walter S. Berman                          Director                                  None

         Robert C. Bloomer                         Vice President - Technologies III         None

         Leslie H. Bodell                          Vice President - Technologies I           None

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development

         Richard N. Bush                            Senior Vice President -
                                                   Corporate Tax

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail          None

         James M. Cracchiolo                       Director, President, Chairman of          None
                                                   the Board and Chief Executive
                                                   Officer

         Colleen Curran                            Vice President and                        None
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee                 None
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -                    None
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial                None
                                                   Planning and Advice

         Benjamin R. Field                         Vice President - Finanace                 None
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior                   None
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative                 None
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage                None
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations       None

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel

         Steven Guida                              Vice President -                          None
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -                   None
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Lorraine R. Hart                          Vice President - Fixed Income             None
                                                   Investments Administration
                                                   Officer

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management

         Brian M. Heath                            Director, Senior Vice President -         None
         Suite 150                                 Advisor Group
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I           None

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro

         Paul R. Johnston                          Secretary

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing

         William A. Jones                          Vice President - Technologies III         None

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel

         Ora J. Kaine                              Vice President -                          None
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -                   None
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic                None
                                                   Initiatives

         Neysa A. Alecu                            Money Laundering Prevention               None
                                                   Officer

         Benji Orr                                 Deputy Money Laundering                   None
                                                   Prevention Officer

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate         None
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External                 None
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO                    None
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National                None
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and              None
                                                   Brokerage Products

         Jeryl A. Millner                          Senior Vice President                     None

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and                 President
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service                  Non
                                                   Operations

         B. Roger Natarajan                        Vice President - Finance                  None

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage                None

         Michael J. O'Keefe                        Vice President -                          None
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest          None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Kristi L. Petersen                        Vice President - ONE Account              None
                                                   and Cash

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance                  None
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -                    None
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy                 None
                                                   and Planning

         Mark E. Schwarzmann                       Senior Vice President -                   None
                                                   Insurance and Annuities

         Gary A. Scott                             Vice President - Client                   None
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization

         Kathy Stalwick                            Vice President                            None

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller             None

         Jeffrey J. Stremcha                       Vice President - Technologies I           None

         John T. Sweeney                           Vice President, Lead Financial            None
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,                    None
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                   Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer                  Vice President

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III         None

         Peter S. Velardi                          Senior Vice President -                   None
                                                   Field Management

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and                        None
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance                  None

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -                   None
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk         None
                                                   Management

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John Woerner                              Senior Vice President - Strategic         None
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Equity Series, Inc. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 22nd day of Nov., 2005.


AXP EQUITY SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of Nov., 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated Nov. 11, 2004, filed electronically on or about Jan. 27, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 99 to Registration Statement No. 2-13188, by:


/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

               CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 100
                     TO REGISTRATION STATEMENT NO. 2-13188

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A. The prospectus for:

          RiverSource Mid Cap Growth Fund.
          (formerly AXP Equity Select Fund).

          Class I prospectus supplement for RiverSource Mid Cap Growth Fund. (formerly AXP Equity Select Fund).

Part B. Statement of Additional Information.


Part C.

        Other information.

The signatures.